                              FIRSTAR FUNDS, INC.

                              Money Market Funds:
                           Firstar Money Market Fund
                    Firstar Institutional Money Market Fund
                      Firstar Tax-Exempt Money Market Fund
                   Firstar Ohio Tax-Exempt Money Market Fund
                   Firstar U.S. Government Money Market Fund
                    Firstar U.S. Treasury Money Market Fund

                            615 East Michigan Street
                            Milwaukee, WI 53201-3011

                                                                    July 1, 2001

Dear Shareholder:

     On behalf of the Board of Directors of Firstar Funds, Inc. ("Firstar"), we are pleased to invite you to a special meeting of shareholders of the Firstar Funds named above (each a "Firstar Fund") to be held at 10:00 a.m. (Eastern time) on August 30, 2001 at the offices of Firstar's counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania (the "Special Meeting"). At the Special Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of June 1, 2001 (the "Reorganization Agreement"), by and between Firstar and First American Funds, Inc. ("FAF"), which contemplates the reorganization of your Firstar Fund (or a class of shares of such Fund) into a fund of FAF (each a "FAF Fund"). You also will be asked to approve the sale of substantially all of the assets of Firstar and the subsequent dissolution of Firstar.

     Background. As you may recall, Firstar Corporation merged with U.S. Bancorp on February 27, 2001. As a result of that merger, Firstar Investment Research & Management Company, LLC ("FIRMCO"), formerly the investment adviser to Firstar, became an indirect wholly-owned subsidiary of U.S. Bancorp. On May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc. ("Asset Management") was formed pursuant to an internal reorganization within U.S. Bancorp, combining FIRMCO with FAF's investment adviser, First American Asset Management ("FAAM"), a division of U.S. Bank National Association. As a result of this combination, Asset Management became the investment adviser to Firstar and FAF.

     Because Asset Management now manages FAF and Firstar, Asset Management has recommended the combination of the assets of six Firstar Funds (or a class of shares of such Fund) into six separate FAF Funds. As further described below, Asset Management has also recommended the combination of Firstar's twenty-seven bond and equity funds into investment portfolios of affiliated investment companies of FAF. It is also anticipated that the Firstar Conning Money Market Fund will be reorganized into a separate investment company unaffiliated with FAF.

     At the upcoming Special Meeting, you will be asked to approve the reorganization of your Firstar Fund (or a class of shares of such Fund) into the FAF Fund into which it is being reorganized, the sale of substantially all of the assets of Firstar and the dissolution of Firstar under state law (the "Reorganization"). If requisite shareholder approvals are obtained, your Firstar Fund (or a class of shares of such Fund) will be reorganized into a designated investment portfolio of FAF in mid to late September 2001, when your shares in the Firstar Fund will be exchanged for shares of equal value of the FAF Fund into which it is being reorganized.

     FIRSTAR'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

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     In considering these matters, you should note:

- THE SAME OR SIMILAR OBJECTIVES AND POLICIES

     Four of the Firstar Funds (i.e., the Firstar Money Market Fund, Firstar Institutional Money Market Fund, Firstar Tax-Exempt Money Market Fund and Firstar U.S. Government Money Market Fund) are proposed to be reorganized into existing FAF Funds that will have investment objectives and policies following the Reorganization that are, in general, the same or similar to those of the Firstar Fund which are being reorganized into such FAF Funds.

     The Firstar Ohio Tax-Exempt Money Market Fund is proposed to be reorganized into a newly organized FAF Ohio Tax Free Obligations Fund, that has been specifically created for the purpose of the Reorganization. The newly organized FAF Ohio Tax Free Obligations Fund will have investment objectives and investment policies that are substantially the same in material respects to the Firstar Ohio Tax-Exempt Money Market Fund.

     The Firstar U.S. Treasury Money Market Fund is proposed to be reorganized into the FAF Treasury Obligations Fund and the FAF Treasury Reserve Fund. Institutional Shares of Firstar's U.S. Treasury Money Market Fund are proposed to be reorganized into the FAF Treasury Obligations Fund which will have investment objectives and policies that are, in general, the same or similar to those of the Firstar U.S. Treasury Money Market Fund. Retail A Shares of Firstar's U.S. Treasury Money Market Fund are proposed to be reorganized into the newly organized FAF Treasury Reserve Fund, that has been specifically created for the purpose of the Reorganization. The newly organized FAF Treasury Reserve Fund will have investment objectives and investment policies that are substantially the same in material respects to the Firstar U.S. Treasury Money Market Fund. The FAF Ohio Tax Free Obligations Fund and the FAF U.S. Treasury Reserve Fund are referred to as the "Shell FAF Funds."

- SAME VALUE OF SHARES

     The FAF Fund shares you receive in the Reorganization will have the same total dollar value as the total dollar value of the Firstar Fund shares that you held immediately prior to the Reorganization. The Reorganization is not expected to result in the recognition, for federal income tax purposes, of taxable gain or loss by the Firstar Funds, the FAF Funds or their respective shareholders. No front-end or contingent deferred sales loads will be charged as a result of the exchange.

- REASONS FOR THE REORGANIZATION

     The proposed Reorganization is expected to benefit Firstar Fund shareholders by, among other things:

          (i) offering a more diverse group of more than fifty-five mutual funds with competitive expense structures available to all shareholders;

          (ii) offering the potential for individual FAF Funds to use their increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms;

          (iii) offering the potential to spread relatively fixed costs, such as legal fees or accountant's fees, over a larger asset base;

          (iv) offering distribution channels that will have a better understanding of the mutual funds offered by FAF and its affiliated investment companies and will be better able to communicate Asset Management's investment styles, which may result in increasing fund assets within the complex; and

          (v) the post-Reorganization total fund operating expenses (after waivers) of the FAF Funds will be the same or lower than all but two of the Firstar Funds (the Firstar Money Market Fund and the Firstar Institutional Money Market Fund) through September 30, 2002.

     To see how the Reorganization will affect your Firstar Fund, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the FAF Fund into which your Firstar Fund (or a class of shares of such Firstar Fund) is being reorganized.

     The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Firstar Funds named above, more than one Proxy Ballot accompanies these materials. Please be sure to vote and return each Proxy Ballot.

     Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

          1. Internet -- Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

          2. Telephone -- Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free 800 number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

          3. By mail -- If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the Ballot, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

     Please return your Proxy Ballot(s) or follow the instructions below to vote on-line or by telephone so that your vote will be counted.

     YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT(S) TODAY, IN THE ENCLOSED POSTAGE PAID ENVELOPE. YOU ALSO MAY VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED IN THE ENCLOSED MATERIALS.

     The proposed Reorganization and the reasons for the Firstar Board of Directors' unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact Firstar toll-free at 1-800-677-Fund.

     We look forward to your attendance at the Special Meeting or receiving your Proxy Ballot(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

                                          Sincerely,

                                          /s/ Marian Zentmyer

                                          MARIAN ZENTMYER
                                          President

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                               SHAREHOLDER Q & A

Firstar money market funds' shareholders are being asked to approve a reorganization of each Firstar money market fund into a corresponding First American Fund, which is a part of a family of funds advised by U.S. Bancorp Piper Jaffray Asset Management, Inc.

Q: WHY HAS THE REORGANIZATION OF FIRSTAR MONEY MARKET FUNDS INTO CORRESPONDING
   FIRST AMERICAN FUNDS BEEN RECOMMENDED?

A: The Board of Directors of Firstar Funds and the Board of Directors of First
   American Funds have each determined that the reorganization of each of the Firstar money market funds into a corresponding First American Fund is in the best interests of the shareholders of each Fund.

   Benefits to Firstar shareholders include:

   - Access to a larger and more diverse family of mutual funds comprising more than fifty-five investment portfolios.

   - The potential for each individual First American Fund to use its increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms.

   - The potential to spread relatively fixed costs, such as legal fees or accountant's fees, over a larger asset base.

   - Post-reorganization total fund operating expenses (after waivers) of the First American Funds will be the same or lower than all but two of the Firstar Funds (the Firstar Money Market Fund and the Firstar Institutional Money Market Fund) through September 30, 2002.

Q: HOW WILL FIRSTAR FUNDS BE AFFECTED BY THE REORGANIZATION?

A: Our goal is to consolidate similar funds in the two families into a single, diverse fund family offering a wider range of mutual fund offerings for shareholders.

   The matrix following this Q & A shows which First American Funds the Firstar money market funds will reorganize into. If shareholders approve, some of the Firstar Funds will reorganize into existing First American Funds that have similar investment objectives and management styles. Other Firstar Funds will be reorganized into new First American Funds with substantially similar objectives that have been created to continue the operation of the Firstar Funds.

   Although the Firstar Funds are similar to the First American Funds into which they will reorganize, there are some differences, which are discussed in the enclosed proxy statement/prospectus.

   Firstar Funds also offers shares in 26 equity and bond funds and the Global Equity Fund. These funds are not part of this proxy statement/prospectus. Firstar Funds' shareholders in those funds are voting on similar reorganizations, that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of First American Investment Funds and First American Strategy Funds. These shareholders are also voting on the proposal to approve the sale of substantially all of the assets of Firstar and the subsequent dissolution of Firstar. First American Investment Funds and First American Strategy Funds are affiliated investment companies that are also part of the First American family of funds. It is also anticipated that the Firstar Conning Money Market Fund will be reorganized into a separate investment company unaffiliated with the First American family of funds.

Q: WHY NOT KEEP BOTH FUND FAMILIES?

A: The proposed reorganization is expected to promote the efficiency of certain operational procedures of Firstar Funds and First American Funds and their affiliated investment companies which will eliminate duplicate costs to shareholders (e.g., the need to maintain separate boards, separate counsel and separate accountants). In addition, Firstar Fund and First American Fund shareholders will have a greater variety of investment options available to them through the more than fifty-five investment portfolios which will be offered by the First American family of funds after the proposed reorganizations.

Q: WILL THERE BE ANY COSTS TO ME AS A RESULT OF THE REORGANIZATION?

A: No. The costs of reorganization are not expected to be passed on to shareholders in any way. No sales charge will be imposed on the First American Fund shares issued to you in the reorganization.

   In addition, the reorganization is not expected to result in the recognition, for federal income tax purposes, of taxable gain or loss by the Firstar Funds or their shareholders. See "The Reorganization-Federal Income Tax Considerations" for additional information.

Q: WHICH CLASS OF FIRST AMERICAN FUND SHARES WILL I RECEIVE IN THE
   REORGANIZATION?

A: Shareholders of Firstar Funds will receive the following corresponding First
   American Fund share class:

FIRSTAR FUNDS SHARE CLASS                   FIRST AMERICAN FUND SHARE CLASS
-------------------------                   -------------------------------
FIRSTAR MONEY MARKET FUND                   FIRST AMERICAN PRIME OBLIGATIONS FUND
Retail A Shares                             Class A Shares
FIRSTAR INSTITUTIONAL MONEY MARKET FUND     FIRST AMERICAN PRIME OBLIGATIONS FUND
Shares                                      Class I Shares

   Shareholders of the Firstar Tax-Exempt Money Market Fund, Firstar Ohio Tax-Exempt Money Market Fund and Firstar U.S. Government Money Market Fund will receive the following First American Fund share classes:

FIRSTAR FUNDS SHARE CLASS                   FIRST AMERICAN FUND SHARE CLASS
-------------------------                   -------------------------------
Retail A Shares                             Class A Shares
Institutional Shares                        Class S Shares

   Shareholders of the Firstar U.S. Treasury Money Market Fund will receive the following share classes of the First American Treasury Reserve Fund and the First American Treasury Obligations Fund:

FIRSTAR FUNDS SHARE CLASS                   FIRST AMERICAN FUND SHARE CLASS
-------------------------                   -------------------------------
FIRSTAR U.S. TREASURY MONEY MARKET FUND     FIRST AMERICAN TREASURY RESERVE FUND
Retail A Shares                             Class A Shares
FIRSTAR U.S. TREASURY MONEY MARKET FUND     FIRST AMERICAN TREASURY OBLIGATIONS FUND
Institutional Shares                        Class S Shares

Q: IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES? COMPLETE A SPECIAL FORM?
   SUBMIT SOME SORT OF ORDER?

A: No. The only thing you need to do is vote. If shareholders approve the reorganization, your Firstar Funds shares will be exchanged for shares of the appropriate First American Funds automatically. The total value of the First American Fund shares that you receive will be the same as the total value of the Firstar Fund shares that you hold immediately before the reorganization. If all necessary approvals are obtained the proposed reorganization will likely take place in mid to late September 2001.

   Firstar Fund shareholders who do not wish to be reorganized into First American Funds and have their Firstar Fund shares exchanged for shares of a corresponding First American Fund should redeem their shares prior to the reorganization. Shareholders may redeem shares of their Firstar Funds up until 3:00 p.m. Central Time of the day before the effective time of the reorganization of the respective Firstar Fund which is currently anticipated to be in mid to late September 2001. Shareholders whose redemption requests are received after 3:00 p.m. Central Time on the day before the applicable effective time of the reorganization will have their redemption request executed on the next business day, and as a result will be reorganized into a corresponding FAF Fund and then redeemed out of such FAF Fund.

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

Q: WHO WILL RECEIVE THE PROXY STATEMENT/PROSPECTUS MATERIAL AND WHEN IS MY PROXY
   DUE?

A: This Proxy Statement/Prospectus has been mailed to all persons and entities that held shares on June 22, 2001. We would like to receive your vote as soon as possible. You may cast your vote. . .

  By phone:
  Call 1-800-690-6903 and follow the recorded instructions.

  By internet:
  Visit http://www.proxyvote.com. Once there, enter 12 digit control number located on your proxy card.

  By mail:
  Please note that you received one proxy ballot for each fund you own. All ballots must be marked with your vote and returned in the business reply envelope included in this package. If you have misplaced your envelope, please mail your proxy to:

   51 Mercedes Way
   Edgewood, New York 11717

Q: WHEN AND WHERE WILL THE SHAREHOLDER MEETING TAKE PLACE?

A: The shareholder meeting will be held at 10:00 a.m. on August 30, 2001 at the offices of Firstar Funds' counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA.

   Regardless of whether you plan to attend the meeting, you should vote by phone, internet, or return your proxy card(s) in the mail as soon as possible.

  PLEASE READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT/PROSPECTUS FOR FURTHER INFORMATION. IF YOU HAVE ADDITIONAL QUESTIONS, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR FIRSTAR FUNDS INVESTOR SERVICES AT 800-677-FUND.

PROPOSED FUND-TO-FUND REORGANIZATION MATRIX

------------------------------------------------------------------------------------------------
FIRSTAR FUND                                                  FIRST AMERICAN FUND
------------------------------------------------------------------------------------------------
 Money Market Fund                                            Prime Obligations Fund
------------------------------------------------------------------------------------------------
 Institutional Money Market Fund                              Prime Obligations Fund
------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market Fund                                 Tax Free Obligations Fund
------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt Money Market Fund                            Ohio Tax Free Obligations Fund*
------------------------------------------------------------------------------------------------
 U.S. Government Money Market Fund                            Government Obligations Fund
------------------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund (Retail A Shares)            Treasury Reserve Fund*
------------------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund (Institutional Shares)       Treasury Obligations Fund
------------------------------------------------------------------------------------------------

* Indicates new First American Funds, created from existing Firstar Funds.

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

                              FIRSTAR FUNDS, INC.

                              Money Market Funds:
                           Firstar Money Market Fund
                    Firstar Institutional Money Market Fund
                      Firstar Tax-Exempt Money Market Fund
                   Firstar Ohio Tax-Exempt Money Market Fund
                   Firstar U.S. Government Money Market Fund
                    Firstar U.S. Treasury Money Market Fund

                            615 East Michigan Street
                            Milwaukee, WI 53201-3011

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON AUGUST 30, 2001

To Shareholders of the above-named Funds of Firstar Funds, Inc.:

     NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Special Meeting") of each of the Funds of Firstar Funds, Inc. named above (each a "Firstar Fund" and together, the "Firstar Funds"), each of which is a separate series of Firstar Funds, Inc. ("Firstar"), will be held at 10:00 a.m. (Eastern time), on August 30, 2001, at the offices of Firstar's counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania, for the purpose of considering and voting upon:

          ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and between Firstar and First American Funds, Inc. ("FAF") dated as of June 1, 2001 (the "Reorganization Agreement"), which provides for and contemplates: (a) the separate transfer of substantially all of the assets and liabilities of each of six Firstar Funds (or a particular class of shares of such Fund) to a separate designated investment portfolio of FAF (each a "FAF Fund") in exchange for shares of designated classes of the FAF Fund into which the Firstar Fund (or a particular class of shares of such Fund) is being reorganized of equal value; and (b) the distribution of the shares of designated classes of the FAF Fund into which the Firstar Fund (or a particular class of shares of such Fund) is being reorganized to the shareholders of each Firstar Fund in liquidation of each of the Firstar Funds.

          ITEM 2. A proposal to approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of the other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

          Such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

     With respect to Item 1, shareholders will vote on a fund by fund basis (i.e., shareholders will vote only to approve or withhold approval of the reorganizations of the Firstar Funds for which they are shareholders). With respect to Item 2, shareholders will vote on a company-wide basis (i.e., all shareholders of Firstar will vote together to approve the sale of substantially all the assets of Firstar and the dissolution of Firstar under state law).

     Items 1 and 2 are described in the attached Combined Proxy
Statement/Prospectus. YOUR DIRECTORS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

     Shareholders of record as of the close of business on June 22, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

     YOU ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY BALLOT THAT IS BEING SOLICITED BY THE FIRSTAR BOARD OF DIRECTORS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. YOU ALSO MAY RETURN PROXIES BY: 1) TOUCH-TONE TELEPHONE VOTING OR 2) VOTING ON-LINE.

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

PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO FIRSTAR A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                          By Order of the Board of Directors

                                          /s/ James M. Wade

                                          JAMES M. WADE
                                          Chairman of the Board

WE NEED YOUR PROXY VOTE IMMEDIATELY. YOU MAY THINK THAT YOUR VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE SPECIAL MEETING WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A MAJORITY OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. IN THAT EVENT, FIRSTAR WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. YOUR VOTE COULD BE CRITICAL IN ALLOWING FIRSTAR TO HOLD THE SPECIAL MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY BALLOT(S) IMMEDIATELY OR VOTE ON-LINE OR BY TELEPHONE.

                      COMBINED PROXY STATEMENT/PROSPECTUS
                                  JULY 1, 2001

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                            MILWAUKEE, WI 53201-3011
                                 1-800-677-3863

                           FIRST AMERICAN FUNDS, INC.
                                 P.O. BOX 1330
                           MINNEAPOLIS, MN 55440-1330
                                 1-800-637-2548

     This combined proxy statement/prospectus ("Proxy Statement/Prospectus") is being sent to shareholders of the Firstar Money Market Fund, Firstar Institutional Money Market Fund, Firstar Tax-Exempt Money Market Fund, Firstar Ohio Tax-Exempt Money Market Fund, Firstar U.S. Government Money Market Fund and Firstar U.S. Treasury Money Market Fund (each a "Firstar Fund" and collectively the "Firstar Funds"). The Board of Directors of Firstar Funds, Inc. ("Firstar") has called a Special Meeting of Shareholders (the "Special Meeting") to be held at the offices of Firstar's counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania, on August 30, 2001 at 10:00 a.m. Eastern time.

     At the Special Meeting, shareholders will be asked:

     - To approve a proposed Agreement and Plan of Reorganization dated as of June 1, 2001 (the "Reorganization Agreement"), by and between Firstar and First American Funds, Inc. ("FAF"), which provides for and contemplates
       (a) the separate transfer of substantially all of the assets and liabilities of each of the Firstar Funds (or a particular class of shares of such Fund) to a separate designated investment portfolio of FAF (each a "FAF Fund" and collectively, the "FAF Funds") in exchange for shares of equal value of designated classes of the FAF Fund into which the Firstar Fund (or a particular class of shares of such Fund) is being reorganized; and (b) the distribution of the shares of designated classes of the FAF Fund into which the Firstar Fund (or a particular class of shares of such Fund) is being reorganized to shareholders of each Firstar Fund in liquidation of each of the Firstar Funds.

     - To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of the other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

     With respect to the proposal to approve the Reorganization Agreement, shareholders will vote on a fund by fund basis (i.e., shareholders will vote only to approve or withhold approval of the reorganizations of the Firstar Funds for which they are shareholders). With respect to the proposal to sell substantially all of the assets of Firstar and dissolve Firstar under state law, shareholders will vote on a company-wide basis (i.e., all shareholders of Firstar will vote together to approve the sale of substantially all the assets of Firstar). For additional information, see "Voting Matters".

     The Reorganization Agreement, the form of which is attached as Appendix I to this Proxy Statement/Prospectus, provides for the transfer of substantially all of the assets and liabilities of each of the Firstar Funds (or a particular class of shares of such Fund) to the FAF Fund into which it is being reorganized in exchange for Class I Shares, Class A Shares or Class S Shares, as applicable, of equal value, of the FAF Fund into which it is being reorganized. Firstar and FAF are both registered open-end management investment companies (mutual funds). As a result of the reorganization, shareholders of the Firstar Funds will become shareholders of the FAF Funds (the Firstar Funds and FAF Funds are sometimes referred to as the "Funds").

     Firstar also offers shares in twenty-eight other funds that are not part of the Proxy Statement/Prospectus. Firstar shareholders in those funds (other than the Firstar Conning Money Market Fund) are voting on similar agreements and plans of reorganization, that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of First American Investment Funds, Inc. ("FAIF") and First American Strategy Funds, Inc. ("FASF") (together with FAF, the "First American Funds"). These shareholders are also voting on the proposal to approve the sale of substantially all of the assets of Firstar pursuant to the aforementioned reorganizations and the dissolution of Firstar upon consummation of the separate reorganizations. It is anticipated that the Firstar Conning Money Market Fund will be reorganized into an investment company unaffiliated with FAF prior to the First American Funds reorganizations. If the Reorganization Agreement and the agreements and plans of reorganization affecting the other investment portfolios of Firstar are approved and consummated, and the proposal to approve the sale of substantially all of the assets of Firstar and its subsequent dissolution is approved, Firstar will deregister as a registered investment company and dissolve under Wisconsin law.

     The transactions contemplated by the Reorganization Agreement with respect to each Firstar Fund are referred to collectively as the "Reorganization."

     This Proxy Statement/Prospectus sets forth concisely the information that a Firstar Fund shareholder should know before voting and investing, and should be retained for future reference. It is Firstar's proxy statement for the Special Meeting. It is also a prospectus for the FAF Prime Obligations Fund, FAF Tax Free Obligations Fund, FAF Government Obligations Fund and FAF Treasury Obligations Fund (the "Existing FAF Funds") and a prospectus for the FAF Ohio Tax Free Obligations Fund and FAF Treasury Reserve Fund (each a "Shell FAF Fund" and collectively, the "Shell FAF Funds"). Each Shell FAF Fund will have investment objectives, policies and restrictions that are substantially the same in material respects to the Firstar Fund (or a particular class of shares of such Fund) being reorganized into it. However, there are some differences, which are discussed below.

     Additional information is set forth in the Statement of Additional Information dated July 1, 2001 relating to this Proxy Statement/Prospectus and in the prospectuses dated March 1, 2001, as supplemented, for the designated share classes of the Firstar Funds, which are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Firstar at the telephone number or address stated above. The information contained in the Existing FAF Funds' current prospectuses dated December 30, 2000 as supplemented also is incorporated by reference into this Proxy Statement/Prospectus. (The Firstar and FAF prospectuses are each referred to herein as a "Prospectus" and collectively as the "Prospectuses"). In addition, a current prospectus for the designated share classes of the Existing FAF Funds accompanies this Proxy Statement/Prospectus. The Annual Report for the year ended September 30, 2000 and the Semi-Annual Report for the six-month period ended March 31, 2001 for the Existing FAF Funds are available without charge by calling or writing FAF at the telephone number or address stated above. Each of these documents is also available on the SEC's website at www.sec.gov.

     This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about July 23, 2001.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES OF FIRSTAR AND FAF ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, U.S. BANK NATIONAL ASSOCIATION, U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK. THESE SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH EACH OF THE FUNDS SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     THE DISTRIBUTOR OF FIRSTAR IS QUASAR DISTRIBUTORS, LLC. THE CURRENT DISTRIBUTOR OF FAF IS SEI INVESTMENTS DISTRIBUTION CO. IT IS ANTICIPATED THAT QUASAR DISTRIBUTORS, LLC WILL BECOME THE DISTRIBUTOR OF FAF UPON THE CLOSING OF THE REORGANIZATION.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
EXPENSE COMPARISON..........................................     1
  Table I...................................................     1
  Expense Summaries of the Firstar Funds and the FAF
     Funds..................................................     3
SUMMARY.....................................................    17
  Proposed Reorganization...................................    17
  Overview of the Funds.....................................    18
     Table II...............................................    19
  Federal Income Tax Consequences...........................    20
  Firstar and FAF Board Consideration.......................    20
  Principal Risk Factors....................................    21
  Voting Information........................................    24
THE REORGANIZATION..........................................    25
  Reasons for the Reorganization............................    25
  Description of the Reorganization Agreement...............    25
     Table III(A)...........................................    26
     Table III(B)...........................................    26
  Firstar Board Consideration...............................    27
  Capitalization............................................    28
     Table IV...............................................    29
  Federal Income Tax Considerations.........................    31
COMPARISON OF FIRSTAR FUNDS AND FAF FUNDS...................    31
  Fund-by-Fund Analysis of the Firstar and FAF Funds........    31
  1. Firstar Money Market Fund and Firstar Institutional
     Money Market Fund/FAF Prime Obligations Fund...........    31
  2. Firstar Tax-Exempt Money Market Fund/FAF Tax Free
     Obligations Fund.......................................    32
  3. Firstar Ohio Tax-Exempt Money Market Fund/FAF Ohio Tax
     Free Obligations Fund..................................    33
  4. Firstar U.S. Government Money Market Fund/FAF
     Government Obligations Fund............................    34
  5. Firstar U.S. Treasury Money Market Fund (Institutional
     Shares)/FAF Treasury Obligations Fund..................    35
  6. Firstar U.S. Treasury Money Market Fund (Retail A
     Shares)/FAF Treasury Reserve Fund......................    36
  Investment Advisory Services..............................    36
     Table V................................................    37
  Administration Agreements.................................    37
  Other Service Providers for the FAF Funds and the Firstar
     Funds..................................................    38
  Sales Load, Distribution and Shareholder Servicing
     Arrangements for Firstar...............................    38
  Sales Load, Distribution and Shareholder Servicing
     Arrangements for FAF...................................    39
  Shareholder Transactions and Services of Firstar and the
     FAF Funds..............................................    40
  Performance Comparisons of the Existing FAF Funds and the
     Firstar Funds..........................................    43
  Share Structure...........................................    44

                                                              PAGE
                                                              ----
VOTING MATTERS..............................................    45
  General Information.......................................    45
  Shareholder and Board Approvals...........................    46
  Principal Shareholders....................................    47
     Table VI(A)............................................    47
     Table VI(B)............................................    48
  Quorum....................................................    51
  Dissenters' Right of Appraisal............................    51
  Annual Meetings and Shareholder Meetings..................    52
ADDITIONAL INFORMATION ABOUT FAF............................    52
ADDITIONAL INFORMATION ABOUT FIRSTAR........................    52
FINANCIAL STATEMENTS........................................    52
OTHER BUSINESS..............................................    53
SHAREHOLDER INQUIRIES.......................................    53
APPENDIX I..................................................   I-1
APPENDIX II.................................................  II-1

                               EXPENSE COMPARISON

                                    TABLE I

     The following table shows (i) the current annualized total expense ratio as of March 31, 2001 of each of the Firstar Funds, before and after fee waivers and/or expense reimbursements; (ii) the annualized total expense ratio of each of the Existing FAF Funds (other than Class I Shares of the FAF Prime Obligations Fund, Class S Shares of the FAF Tax Free Obligations Fund, FAF Government Obligations Fund and FAF Treasury Obligations Fund, Class A Shares and Class S Shares of the FAF Ohio Tax Free Obligations Fund, and Class A Shares of the FAF Treasury Reserve Fund, which had not commenced operations as of the date of this Proxy Statement/Prospectus), before and after fee waivers, restated to reflect the expenses each Fund expects to incur during the current fiscal year; and (iii) the pro forma annualized total expense ratio of each of the Shell FAF Funds or the combined portfolios consisting of a Firstar Fund and the FAF Fund into which such Firstar Fund (or a particular class of shares) is being reorganized, as the case may be, before and after fee waivers, as of March 31, 2001, based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization of the Firstar Funds into the FAF Funds.

     U.S. Bancorp Piper Jaffray Asset Management, Inc. ("Asset Management") has contractually committed to waive fees and reimburse expenses as needed to ensure that for the period from the applicable effective time of the Reorganization through September 30, 2002 the total operating expense ratios for each class of shares of each FAF Fund will not exceed the pro forma combined fund total operating expense ratios (after waivers) in this Table. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at Asset Management's discretion.

     PLEASE REVIEW THIS INFORMATION CAREFULLY, AS IT SHOWS THE IMPACT OF THE REORGANIZATION ON THE COSTS ASSOCIATED WITH YOUR INVESTMENT.

     Detailed pro forma expense information for each proposed reorganization is provided immediately after Table I in "Expense Summaries of the Firstar Funds and FAF Funds."

                           TOTAL EXPENSE INFORMATION

                                                                                                  Pro Forma
                            TOTAL                            TOTAL                                  TOTAL
                          OPERATING                        OPERATING                              OPERATING
                           EXPENSES                         EXPENSES     COMBINED FUND/            EXPENSES
FIRSTAR FUND/            BEFORE/AFTER  FAF FUND/          BEFORE/AFTER   SHARE CLASS             BEFORE/AFTER
SHARE CLASS                WAIVERS     SHARE CLASS          WAIVERS      POST-REORGANIZATION       WAIVERS
-------------            ------------  -----------------  ------------   --------------------   --------------
FIRSTAR MONEY                          FAF PRIME                         FAF PRIME
MARKET FUND                            OBLIGATIONS FUND                  OBLIGATIONS FUND
Retail A Shares          1.18%/0.79%   Class A Shares     0.85%/0.82%    Class A Shares          0.92%*/0.82+
--------------------------------------------------------------------------------------------------------------
FIRSTAR INSTITUTIONAL                  FAF PRIME                         FAF PRIME
MONEY MARKET FUND                      OBLIGATIONS FUND                  OBLIGATIONS FUND
Shares                   0.82%/0.39%   Class I Shares         n/a        Class I Shares         0.57%*/0.40%+
--------------------------------------------------------------------------------------------------------------
FIRSTAR TAX-EXEMPT                     FAF TAX FREE                      FAF TAX FREE
MONEY MARKET FUND                      OBLIGATIONS FUND                  OBLIGATIONS FUND
Institutional Shares     0.93%/0.79%   Class S Shares         n/a        Class S Shares         0.83%*/0.79%**
Retail A Shares          1.18%/0.79%   Class A Shares     0.81%/0.75%    Class A Shares         0.83%*/0.79%**
--------------------------------------------------------------------------------------------------------------
FIRSTAR OHIO TAX-EXEMPT                FAF OHIO TAX FREE                 FAF OHIO TAX FREE
MONEY MARKET FUND                      OBLIGATIONS FUND                  OBLIGATIONS FUND
                                       (SHELL)                           (SHELL)
Institutional Shares     1.13%/0.79%   Class S Shares         n/a        Class S Shares         0.84%*/0.79%**
Retail A Shares          1.38%/0.79%   Class A Shares         n/a        Class A Shares         0.84%*/0.79%**
--------------------------------------------------------------------------------------------------------------
FIRSTAR U.S. GOVERNMENT                FAF GOVERNMENT                    FAF GOVERNMENT
MONEY MARKET FUND                      OBLIGATIONS FUND                  OBLIGATIONS FUND
Institutional Shares     1.14%/0.79%   Class S Shares         n/a        Class S Shares         0.83%*/0.79%**
Retail A Shares          1.39%/0.79%   Class A Shares     0.81%/0.75%    Class A Shares         0.89%*/0.78%*(1)
--------------------------------------------------------------------------------------------------------------
FIRSTAR U.S. TREASURY                  FAF TREASURY                      FAF TREASURY
MONEY MARKET FUND                      OBLIGATIONS FUND                  OBLIGATIONS FUND
Institutional Shares     0.83%/0.79%   Class S Shares         n/a        Class S Shares         0.83%**/0.79%**
--------------------------------------------------------------------------------------------------------------
FIRSTAR U.S. TREASURY                  FAF TREASURY                      FAF TREASURY RESERVE
MONEY MARKET FUND                      RESERVE FUND                      FUND (SHELL)
                                       (SHELL)
Retail A Shares          1.08%/0.94%   Class A Shares         n/a        Class A Shares         1.08%**/0.94%**
--------------------------------------------------------------------------------------------------------------

---------------
  *  Lower expenses after the Reorganization than the corresponding Firstar
     Fund.

 **  The same expenses after the Reorganization as the corresponding Firstar
     Fund.

  +  Higher expenses after the Reorganization than the corresponding Firstar
     Fund.

(1) Asset Management has contractually agreed that for the period from the applicable effective time of the Reorganization through September 30, 2002, Total Fund Operating Expenses After Waivers for Class A Shares of the FAF Government Obligations Fund will not exceed 0.79% of average daily net assets.

EXPENSE SUMMARIES OF THE FIRSTAR FUNDS AND THE FAF FUNDS.

     The following tables (a) compare the fees and expenses as of March 31, 2001, for the Firstar Funds and the FAF Funds into which the Firstar Funds (or a particular class of shares) is being reorganized, and (b) show the estimated fees and expenses for the FAF Funds into which the Firstar Funds (or a particular class of shares) is being reorganized on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy Statement/Prospectus assume current net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

     The FAF Ohio Tax Free Obligations Fund and FAF Treasury Reserve Fund are new investment portfolios with nominal assets and liabilities that will commence investment operations upon the completion of the Reorganization.

     Asset Management has contractually committed to waive fees and reimburse expenses as needed to ensure that for the period from the applicable effective time of the Reorganization through September 30, 2002 the total operating expenses for each class of shares of each FAF Fund will not exceed the combined fund pro forma total fund operating expense ratios after waivers listed below. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002.

                           FIRSTAR MONEY MARKET FUND*

                    FIRSTAR INSTITUTIONAL MONEY MARKET FUND*

                           FAF PRIME OBLIGATIONS FUND

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Institutional Money Market Fund and Firstar Money Market Fund is as follows:

          Firstar Institutional Money Market Fund -- increase .01%.

          Firstar Money Market Fund -- Retail A Shares -- increase .03%

                                          FIRSTAR MONEY                               FAF PRIME         COMBINED FUND
                                           MARKET FUND    FIRSTAR INSTITUTIONAL   OBLIGATIONS FUND        PRO FORMA
                                          -------------     MONEY MARKET FUND     -----------------   -----------------
                                            RETAIL A      ---------------------   CLASS A   CLASS I   CLASS A   CLASS I
                                             SHARES              SHARES           SHARES    SHARES    SHARES    SHARES
                                          -------------   ---------------------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)...       None                None            None        +       None      None
Maximum Sales Load Imposed on Reinvested
  Dividends.............................       None                None            None        +       None      None
Maximum Deferred Sales Load (as a
  percentage of the offering price or
  sales price, whichever is less).......       None(1)             None            None        +       None      None
Redemption Fees.........................       None(2)             None(2)         None        +       None      None
Exchange Fee............................       None                None            None        +       None      None
Annual Maintenance Fee..................       None                None             $25(3)     +        $25(3)   None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
  assets)
Management Fees (before waivers)(4).....       0.50%               0.46%           0.40%       +       0.35%     0.35%
Distribution and Service (12b-1) Fees...       0.25%(5)            None            0.25%       +       0.25%     None
Other Expenses(6).......................       0.43%               0.36%           0.20%       +       0.32%     0.22%
                                              -----                ----            ----                ----      ----
  Total Fund Operating Expenses (before
    waivers)(7).........................       1.18%               0.82%           0.85%       +       0.92%     0.57%
                                              =====                ====            ====                ====      ====

---------------
 * In the Reorganization, holders of Retail A Shares of the Firstar Money Market Fund will receive Class A Shares of the FAF Prime Obligations Fund and holders of Shares of the Firstar Institutional Money Market Fund will receive Class I Shares of the FAF Prime Obligations Fund.

 + Class I Shares will not be issued until the applicable effective time of the Reorganization.

(1) A CDSC may be payable upon redemption of Retail A Shares of the Firstar Money Market Fund which were acquired upon exchange for Retail B Shares of another Firstar Fund.

(2) A fee of $15.00 is charged for each wire redemption (Retail A Shares of the Firstar Money Market Fund) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(3) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

(4) Management Fees (after waivers) would be:

Firstar Institutional Money Market Fund.....................  0.28%
FAF Prime Obligations Fund..................................  0.37%
Combined Fund Pro Forma.....................................  0.32%

(5) The maximum 12b-1 fee applicable to this Fund is 0.25%. 12b-1 fees after waivers are currently 0.02% of the average daily net assets of the Firstar Money Market Fund's Retail A Shares.

(6) Other Expenses for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes a 0.25% shareholder servicing fee for the Firstar Institutional Money Market Fund and the Firstar Money Market Fund.

    Other Expenses (after waivers) would be:

                                                           RETAIL A              CLASS A    CLASS I
                                                            SHARES     SHARES    SHARES     SHARES
                                                           --------    ------    -------    -------
    Firstar Money Market Fund............................    0.27%        --        --         --
    Firstar Institutional Money Market Fund..............      --       0.11%       --         --
    Combined Fund Pro Forma..............................      --         --      0.25%      0.08%

(7) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for the Firstar Money Market Fund and the Firstar Institutional Money Market Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The adviser for the FAF Prime Obligations Fund intends to waive fees for Class A Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class I Shares and Class A Shares from the effective time of the Reorganization through September 30, 2002 so that Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                           RETAIL A              CLASS A    CLASS I
                                                            SHARES     SHARES    SHARES     SHARES
                                                           --------    ------    -------    -------
    Firstar Money Market Fund............................    0.79%        --        --         --
    Firstar Institutional Money Market Fund..............      --       0.39        --         --
    FAF Prime Obligations Fund...........................      --         --      0.82%        --
    Combined Fund Pro Forma..............................      --         --      0.82%      0.40%

EXAMPLE:*

     You would pay the following expenses on a $10,000 investment redeemed, assuming (1) 5% gross annual return and (2) the operating expenses remain the same as those shown on the above table:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
FIRSTAR MONEY MARKET FUND
  Retail A Shares........................................   $120      $375       $649       $1,432
FIRSTAR INSTITUTIONAL MONEY MARKET FUND
  Shares.................................................    $84      $262       $455       $1,014
FAF PRIME OBLIGATIONS FUND
  Class A Shares.........................................    $87      $271       $471       $1,049
  Class I Shares.........................................    N/A       N/A        N/A          N/A
COMBINED FUND PRO FORMA
  Class A Shares.........................................    $94      $293       $509       $1,131
  Class I Shares.........................................    $58      $183       $318         $714

---------------
* The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

                     FIRSTAR TAX-EXEMPT MONEY MARKET FUND*

                         FAF TAX FREE OBLIGATIONS FUND

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Tax-Exempt Money Market Fund is as follows:

        Institutional Shares -- no change               Retail A Shares -- no
change

                                             FIRSTAR TAX-EXEMPT         FAF TAX FREE         COMBINED FUND
                                             MONEY MARKET FUND        OBLIGATIONS FUND         PRO FORMA
                                          ------------------------    -----------------    -----------------
                                          INSTITUTIONAL   RETAIL A    CLASS S   CLASS A    CLASS S   CLASS A
                                             SHARES        SHARES     SHARES    SHARES     SHARES    SHARES
                                          -------------   --------    -------   -------    -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)...      None          None         +       None       None      None
Maximum Sales Load Imposed on Reinvested
  Dividends.............................      None          None         +       None       None      None
Maximum Deferred Sales Load (as a
  percentage of the offering price or
  sales price, whichever is less).......      None          None(1)      +       None       None      None
Redemption Fees.........................      None(2)       None(2)      +       None       None      None
Exchange Fee............................      None          None         +       None       None      None
Annual Maintenance Fee..................      None          None         +       $ 25(3)    None      $ 25(3)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
     assets)
Management Fees (before waivers)(4).....      0.50%         0.50%        +       0.40%      0.35%     0.35%
Distribution and Service (12b-1) Fees...      None          0.25%(5)     +       0.25%      None      0.25%
Other Expenses(6).......................      0.43%         0.43%        +       0.16%      0.48%     0.23%
                                              ----         -----                 ----       ----      ----
  Total Fund Operating Expenses (before
     waivers)(7)........................      0.93%         1.18%        +       0.81%      0.83%     0.83%
                                              ====         =====                 ====       ====      ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar Tax-Exempt Money Market Fund will receive Class S Shares of the FAF Tax Free Obligations Fund and holders of Retail A Shares of the Firstar Tax-Exempt Money Market Fund will receive Class A Shares of the FAF Tax Free Obligations Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) A CDSC may be payable upon redemption of Retail A Shares of the Firstar Tax-Exempt Money Market Fund which were acquired upon exchange for Retail B Shares of another Firstar Fund.

(2) A fee of $15.00 is charged for each wire redemption (Retail A Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(3) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

(4) Management Fees (after waivers) would be:

FAF Tax Free Obligations Fund...............................  0.34%
Combined Fund Pro Forma.....................................  0.31%

(5) The maximum 12b-1 fee applicable to this Fund is 0.25%. The Fund does not intend to pay 12b-1 fees for the current fiscal year.

(6) Other Expenses for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes a 0.25% shareholder servicing fee for the Firstar Tax-Exempt Money Market Fund and Class S Shares of the Combined Fund Pro Forma.

    Other Expenses (after waivers) would be:

                                                              INSTITUTIONAL    RETAIL A
                                                                 SHARES         SHARES
                                                              -------------    --------
Firstar Tax-Exempt Money Market Fund........................      0.29%          0.29%

(7) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional and Retail A Shares of the Firstar Tax-Exempt Money Market Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The adviser for the FAF Tax Free Obligations Fund intends to waive fees for Class A Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class S Shares and Class A Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                       INSTITUTIONAL    CLASS S    RETAIL A    CLASS A
                                                          SHARES        SHARES      SHARES     SHARES
                                                       -------------    -------    --------    -------
    Firstar Tax-Exempt Money Market Fund.............      0.79%           --        0.79%        --
    FAF Tax Free Obligations Fund....................        --           N/A          --       0.75%
    Combined Fund Pro Forma..........................        --          0.79%         --       0.79%

EXAMPLE:*

     You would pay the following expenses on a $10,000 investment redeemed, assuming (1) 5% gross annual return and (2) the operating expenses remain the same as those shown on the above table:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
FIRSTAR TAX-EXEMPT MONEY MARKET FUND
  Institutional Shares...................................    $95      $296       $515       $1,143
  Retail A Shares........................................   $120      $375       $649       $1,432
FAF TAX FREE OBLIGATIONS FUND
  Class S Shares.........................................    N/A       N/A        N/A          N/A
  Class A Shares.........................................    $83      $259       $450       $1,002
COMBINED FUND PRO FORMA
  Class S Shares.........................................    $85      $265       $460       $1,025
  Class A Shares.........................................    $85      $265       $460       $1,025

---------------
* The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

                   FIRSTAR OHIO TAX-EXEMPT MONEY MARKET FUND*

                      FAF OHIO TAX FREE OBLIGATIONS FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Ohio Tax-Exempt Money Market Fund is as follows:

     Institutional Shares -- no change             Retail A Shares -- no change

                                                        FIRSTAR OHIO TAX-EXEMPT       COMBINED FUND
                                                           MONEY MARKET FUND            PRO FORMA
                                                       -------------------------    ------------------
                                                       INSTITUTIONAL    RETAIL A    CLASS S    CLASS A
                                                          SHARES         SHARES     SHARES     SHARES
                                                       -------------    --------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)......................      None           None       None       None
Maximum Sales Load Imposed on Reinvested Dividends...      None           None       None       None
Maximum Deferred Sales Load (as a percentage of the
  offering price or sales price, whichever is
  less)..............................................      None           None(1)    None       None
Redemption Fees......................................      None(2)        None(2)    None       None
Exchange Fee.........................................      None           None       None       None
Annual Maintenance Fee...............................      None           None       None       $ 25(3)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
Management Fees (before waivers)(4)..................      0.50%         0.50%       0.35%      0.35%
Distribution and Service (12b-1) Fees................      None          0.25%(5)    None       0.25%
Other Expenses(6)....................................      0.63%         0.63%       0.49%      0.24%
                                                           ----           ----       ----       ----
  Total Fund Operating Expenses (before
     waivers)(7).....................................      1.13%         1.38%       0.84%      0.84%
                                                           ====           ====       ====       ====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar Ohio Tax-Exempt Money Market Fund will receive Class S Shares of the FAF Ohio Tax Free Obligations Fund and holders of Retail A Shares of the Firstar Ohio Tax-Exempt Money Market Fund will receive Class A Shares of the FAF Ohio Tax Free Obligations Fund.

 ** The FAF Ohio Tax Free Obligations Fund has not yet commenced operations. The
    FAF Ohio Free Obligations Fund will continue the operations of the Firstar Ohio Tax-Exempt Money Market Fund upon consummation of the Reorganization relating to that Fund.

(1) A CDSC may be payable upon redemption of Retail A Shares of the Firstar Ohio Tax-Exempt Money Market Fund which were acquired upon exchange for Retail B Shares of another Firstar Fund.

(2) A fee of $15.00 is charged for each wire redemption (Retail A Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(3) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

(4) Management Fees (after waivers) would be:

Firstar Ohio Tax-Exempt Money Market Fund...................  0.34%
Combined Fund Pro Forma.....................................  0.30%

(5) The maximum 12b-1 fee applicable to this Fund is 0.25%. The Fund does not intend to pay 12b-1 fees for the current fiscal year.

(6) Other Expenses for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes a 0.25% shareholder servicing fee for the Firstar Ohio Tax-Exempt Money Market Fund and Class S Shares of the Combined Fund Pro Forma.

    Other Expenses (after waivers) would be:

                                                                  INSTITUTIONAL    RETAIL A
                                                                     SHARES         SHARES
                                                                  -------------    --------
    Firstar Ohio Tax-Exempt Money Market Fund...................      0.45%          0.45%

(7) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional and Retail A Shares of the Firstar Ohio Tax-Exempt Money Market Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class S Shares and Class A Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                       INSTITUTIONAL    CLASS S    RETAIL A    CLASS A
                                                          SHARES        SHARES      SHARES     SHARES
                                                       -------------    -------    --------    -------
    Firstar Ohio Tax-Exempt Money Market Fund........      0.79%           --        0.79%        --
    Combined Fund Pro Forma..........................        --          0.79%         --       0.79%

EXAMPLE:*

     You would pay the following expenses on a $10,000 investment redeemed, assuming (1) 5% gross annual return and (2) the operating expenses remain the same as those shown on the above table:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
FIRSTAR OHIO TAX-EXEMPT MONEY MARKET FUND
  Institutional Shares...................................   $115      $359       $622       $1,375
  Retail A Shares........................................   $140      $437       $755       $1,657
COMBINED FUND PRO FORMA
  Class S Shares.........................................   $ 86      $268       $466       $1,037
  Class A Shares.........................................   $ 86      $268       $466       $1,037

---------------
*The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

                   FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND*

                        FAF GOVERNMENT OBLIGATIONS FUND

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar U.S. Government Money Market Fund is as follows:

     Institutional Shares -- no change         Retail A Shares -- decrease .01%

                                                           FIRSTAR U.S.
                                                            GOVERNMENT           FAF GOVERNMENT       COMBINED FUND
                                                        MONEY MARKET FUND       OBLIGATIONS FUND        PRO FORMA
                                                     ------------------------   -----------------   -----------------
                                                     INSTITUTIONAL   RETAIL A   CLASS S   CLASS A   CLASS S   CLASS A
                                                        SHARES        SHARES    SHARES    SHARES    SHARES    SHARES
                                                     -------------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)....................      None          None        +       None      None      None
Maximum Sales Load Imposed on Reinvested
  Dividends........................................      None          None        +       None      None      None
Maximum Deferred Sales Load (as a percentage of the
  offering price or sales price, whichever is
  less)............................................      None          None(1)     +       None      None      None
Redemption Fees....................................      None(2)       None(2)     +       None      None      None
Exchange Fee.......................................      None          None        +       None      None      None
Annual Maintenance Fee.............................      None          None        +        $25(3)   None       $25(3)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
Management Fees (before waivers)(4)................      0.50%         0.50%       +       0.40%     0.35%     0.35%
Distribution and Service (12b-1) Fees..............      None          0.25%(5)    +       0.25%     None      0.25%
Other Expenses(6)..................................      0.64%         0.64%       +       0.16%     0.48%     0.29%
                                                         ----          ----                ----      ----      ----
  Total Fund Operating Expenses (before
    waivers)(7)....................................      1.14%         1.39%       +       0.81%     0.83%     0.89%
                                                         ====          ====                ====      ====      ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar U.S. Government Money Market Fund will receive Class S Shares of the FAF Government Obligations Fund and holders of Retail A Shares of the Firstar U.S. Government Money Market Fund will receive Class A Shares of the FAF Government Obligations Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) A CDSC may be payable upon redemption of Retail A Shares of the Firstar U.S. Government Money Market Fund which were acquired upon exchange for Retail B Shares of another Firstar Fund.

(2) A fee of $15.00 is charged for each wire redemption (Retail A Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(3) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

(4) Management Fees (after waivers) would be:

Firstar U.S. Government Money Market Fund...................  0.33%
FAF Government Obligations Fund.............................  0.34%
Combined Fund Pro Forma.....................................  0.31%

(5) The maximum 12b-1 fee applicable to this Fund is 0.25%. The Fund does not intend to pay 12b-1 fees for the current fiscal year.

(6) Other Expenses for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain

    Other Expenses. Other Expenses includes a 0.25% shareholder servicing fee for the Firstar U.S. Government Money Market Fund and Class S Shares of the Combined Fund Pro Forma.

    Other Expenses (after waivers) would be:

                                                                  INSTITUTIONAL    RETAIL A    CLASS A
                                                                     SHARES         SHARES     SHARES
                                                                  -------------    --------    -------
      Firstar U.S. Government Money Market Fund.................      0.46%          0.46%        --
      Combined Fund Pro Forma...................................        --             --       0.22%

(7) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional and Retail A Shares of the Firstar U.S. Government Money Market Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The adviser for the FAF Government Obligations Fund intends to waive fees for Class S Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class S Shares and Class A Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below for Class S Shares, and no more than 0.79% for Class A Shares. After the Reorganization, Asset Management intends, but is not contractually obligated to, waive fees for Class A Shares as presented below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                         INSTITUTIONAL    CLASS S    RETAIL A    CLASS A
                                                            SHARES        SHARES      SHARES     SHARES
                                                         -------------    -------    --------    -------
      Firstar U.S. Government Money Market Fund........      0.79%           --        0.79%        --
      FAF Government Obligations Fund..................        --           N/A          --       0.75%
      Combined Fund Pro Forma..........................        --          0.79%         --       0.78%

EXAMPLE:*

     You would pay the following expenses on a $10,000 investment redeemed, assuming (1) 5% gross annual return and (2) the operating expenses remain the same as those shown on the above table:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND
  Institutional Shares......................................   $116     $362      $628      $1,386
  Retail A Shares...........................................   $142     $440      $761      $1,669
FAF GOVERNMENT OBLIGATIONS FUND
  Class S Shares............................................    N/A      N/A       N/A         N/A
  Class A Shares............................................    $83     $259      $450      $1,002
COMBINED FUND PRO FORMA
  Class S Shares............................................    $85     $265      $460      $1,025
  Class A Shares............................................    $91     $284      $493      $1,096

---------------
* The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

        FIRSTAR U.S. TREASURY MONEY MARKET FUND -- INSTITUTIONAL SHARES*

               FAF TREASURY OBLIGATIONS FUND -- CLASS S SHARES**

     As further detailed below, as a result of the Reorganization there will be no change in the total fund operating expenses (after fee waivers) borne by former shareholders of Institutional Shares of the Firstar U.S. Treasury Money Market Fund.

                                                               FIRSTAR U.S.     COMBINED
                                                              TREASURY MONEY      FUND
                                                               MARKET FUND      PRO FORMA
                                                              --------------    ---------
                                                              INSTITUTIONAL      CLASS S
                                                                  SHARES         SHARES
                                                              --------------    ---------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................       None           None
Maximum Sales Load Imposed on Reinvested Dividends..........       None           None
Maximum Deferred Sales Load (as a percentage of the offering
  price or sales price, whichever is less)..................       None           None
Redemption Fees.............................................       None(1)        None
Exchange Fee................................................       None           None
Annual Maintenance Fee......................................       None           None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
Management Fees (before waivers)(2).........................       0.44%          0.35%
Distribution and Service (12b-1) Fees.......................       None           None
Other Expenses(3)...........................................       0.39%          0.48%
                                                                   ----           ----
  Total Fund Operating Expenses (before waivers)(4).........       0.83%          0.83%
                                                                   ====           ====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar U.S. Treasury Money Market Fund will receive Class S Shares of the FAF Treasury Obligations Fund.

 ** Class S Shares of the FAF Treasury Obligations Fund will not be issued until the applicable effective time of the Reorganization.

(1) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(2) Management Fees (after waivers) would be:

                   Combined Fund Pro Forma................  0.31%

(3) Other Expenses for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes a 0.25% shareholder servicing fee for the Firstar U.S. Treasury Money Market Fund and Class S Shares of the Combined Fund Pro Forma.

     Other Expenses (after waivers) would be:

                                                                   INSTITUTIONAL
                                                                      SHARES
                                                                   -------------
     Firstar U.S. Treasury Money Market Fund.....................      0.35%

(4) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional Shares of the Firstar U.S. Treasury Money Market Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class S Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                   INSTITUTIONAL    CLASS S
                                                                      SHARES        SHARES
                                                                   -------------    -------
     Firstar U.S. Treasury Money Market Fund.....................      0.79%           --
     Combined Fund Pro Forma.....................................        --          0.79%

EXAMPLE:*

     You would pay the following expenses on a $10,000 investment redeemed, assuming (1) 5% gross annual return and (2) the operating expenses remain the same as those shown on the above table:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
FIRSTAR U.S. TREASURY MONEY MARKET FUND
  Institutional Shares...................................   $85       $265       $460       $1,025
COMBINED FUND PRO FORMA
  Class S Shares.........................................   $85       $265       $460       $1,025

---------------
* The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

          FIRSTAR U.S. TREASURY MONEY MARKET FUND -- RETAIL A SHARES*

                 FAF TREASURY RESERVE FUND -- CLASS A SHARES**

     As further detailed below, as a result of the Reorganization there will be no change in the total fund operating expenses (after fee waivers) borne by former shareholders of Retail A Shares of the Firstar U.S. Government Money Market Fund.

                                                               FIRSTAR U.S.         COMBINED
                                                              TREASURY MONEY          FUND
                                                                MARKET FUND        PRO FORMA
                                                              ---------------    --------------
                                                              RETAIL A SHARES    CLASS A SHARES
                                                              ---------------    --------------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................       None               None
Maximum Sales Load Imposed on Reinvested Dividends..........       None               None
Maximum Deferred Sales Load (as a percentage of the offering
  price or sales price, whichever is less)..................       None(1)            None
Redemption Fees.............................................       None(2)            None
Exchange Fee................................................       None               None
Annual Maintenance Fee......................................       None                $25(3)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
Management Fees (before waivers)(4).........................       0.44%              0.35%
Distribution and Service (12b-1) Fees.......................       0.25%(5)           0.50%
Other Expenses(6)...........................................       0.39%              0.23%
                                                                   ----               ----
  Total Fund Operating Expenses (before waivers)(7).........       1.08%              1.08%
                                                                   ====               ====

---------------
 * In the Reorganization, holders of Retail A Shares of the Firstar U.S. Treasury Money Market Fund will receive Class A Shares of the FAF Treasury Reserve Fund.

**  The FAF Treasury Reserve Fund has not yet commenced operations.

(1) A CDSC may be payable upon redemption of Retail A Shares of the Firstar U.S. Treasury Money Market Fund which were acquired upon exchange for Retail B Shares of another Firstar Fund.

(2) A fee of $15.00 is charged for each wire redemption and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(3) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

(4) Management Fees (after waivers) would be:

Combined Fund Pro Forma.....................................  0.21%

(5) The maximum 12b-1 fee applicable to this Fund is 0.25%. 12b-1 fees after waivers are currently 0.15% of the average daily net assets of the Firstar U.S. Treasury Money Market Fund's Retail A Shares.

(6) Other Expenses for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes a 0.25% shareholder servicing fee for the Firstar U.S. Treasury Money Market Fund.

    Other Expenses (after waivers) would be:

                                                                  RETAIL A
                                                                   SHARES
                                                                  --------
    Firstar U.S. Treasury Money Market Fund.....................    0.35%

(7) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A Shares of the Firstar U.S. Treasury Money Market Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class A Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                                  RETAIL A    CLASS A
                                                                   SHARES     SHARES
                                                                  --------    -------
    Firstar U.S. Treasury Money Market Fund.....................    0.94%        --
    Combined Fund Pro Forma.....................................      --       0.94%

EXAMPLE:*

     You would pay the following expenses on a $10,000 investment redeemed, assuming (1) 5% gross annual return and (2) the operating expenses remain the same as those shown on the above table:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
FIRSTAR U.S. TREASURY MONEY MARKET FUND
  Retail A Shares........................................   $110      $343       $595       $1,317
COMBINED FUND PRO FORMA
  Class A Shares.........................................   $110      $343       $595       $1,317

---------------
* The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

                                    SUMMARY

     The following is a summary of certain information relating to the proposed Reorganization between FAF and Firstar. More complete information is contained elsewhere in this Proxy Statement/Prospectus and the Prospectuses and Statements of Additional Information of FAF and Firstar.

     PROPOSED REORGANIZATION. The Reorganization Agreement provides for and contemplates: (1) the transfer of all or substantially all of the assets and liabilities of each of six Firstar Funds (or a particular class of shares of such Fund) to a designated investment portfolio offered by FAF (each a "FAF Fund"), in exchange for shares of equal value of the designated classes of the FAF Fund into which such Firstar Fund (or a particular class of shares of such Fund) is being reorganized (such shares of the designated classes of such FAF Fund, the "FAF Fund Shares"); (2) the distribution of the FAF Fund Shares to the shareholders of the Firstar Funds either in liquidation or redemption of each of the Firstar Funds; and (3) the deregistration under the Investment Company Act of 1940, as amended, (the "1940 Act") and the dissolution under state law of Firstar upon the consummation of the reorganizations of the remaining investment portfolios of Firstar. It is anticipated that the Reorganization will take place in two stages, with five of the Firstar Funds (or a particular class of shares of such Fund) first transferring their respective assets and liabilities to five FAF Funds with the same or similar investment objectives and policies in exchange for the FAF Fund Shares issued by such FAF Funds. At least one week later, the Firstar Ohio Tax-Exempt Money Market Fund will transfer its assets and liabilities to the FAF Ohio Tax Free Obligations Fund which will be organized for the purpose of acquiring the assets and liabilities of such Firstar Fund, and then continuing the business, of such Firstar Fund, in exchange for the FAF Fund Shares issued by the FAF Ohio Tax Free Obligations Fund. The liquidation of each Firstar Fund, and the distribution of the FAF Fund Shares to the respective shareholders of such Firstar Fund, will occur immediately after the receipt by such Firstar Fund of all of the FAF Fund Shares to be received by such Firstar Fund in the Reorganization. The Reorganization of each Firstar Fund (or a particular class of shares of such Fund) is subject to a number of conditions, including the approval of the shareholders of that Firstar Fund (or particular class of shares of such Fund). The Reorganization of a Firstar Fund is not subject to the approval of the shareholders of any other Firstar Fund but because the reorganizations of all of the other investment portfolios of Firstar constitute a sale of substantially all of the assets of Firstar, it is subject, under Wisconsin law, to the approval of the shareholders of all of the investment portfolios of Firstar voting in the aggregate.

     Firstar also offers shares in twenty-eight other funds that are not part of this Proxy Statement/Prospectus. Shareholders in those funds (other than the Firstar Conning Money Market Fund) are voting on similar agreements and plans of reorganization that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of FAIF and FASF. These shareholders are also voting on the proposal to approve the sale of substantially all of the assets of Firstar and its subsequent dissolution. It is contemplated that these reorganizations will occur at the same time as the Firstar and FAF reorganization. It is anticipated that the Firstar Conning Money Market Fund will be reorganized into an investment company unaffiliated with FAF prior to the First American Funds reorganizations. If the Reorganization Agreement and the agreements and plans of reorganization affecting the other investment portfolios of Firstar are approved and consummated and the proposal to approve the sale of substantially all of the assets of Firstar and its subsequent dissolution is approved, Firstar will transfer all of its assets and liabilities and deregister as a registered investment company and dissolve under Wisconsin law. See "The Reorganization -- Description of the Reorganization Agreement" for additional information.

     As a result of the proposed Reorganization, each shareholder of a Firstar Fund (or a particular class of shares of such Fund) will become a shareholder of the FAF Fund into which such Firstar Fund (or a particular class of shares of such Fund) is being reorganized and will hold, immediately after the Reorganization, FAF Fund Shares in such FAF Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Firstar Fund (or a particular class of shares of such Fund) immediately prior to the effectiveness of the Reorganization. The Reorganization is not expected to result in the recognition, for federal income tax purposes, of taxable gain or loss by the Firstar Funds, the FAF Funds or their respective shareholders.

     Shareholders of the Firstar Money Market Fund and Firstar Institutional Money Market Fund will receive the following share classes of the FAF Prime Obligations Fund:

        FIRSTAR FUND AND SHARE CLASS              FAF FUND AND SHARE CLASS TO BE RECEIVED
        ----------------------------              ---------------------------------------
FIRSTAR MONEY MARKET FUND                       FAF PRIME OBLIGATIONS FUND
Retail A Shares                                 Class A Shares

FIRSTAR INSTITUTIONAL MONEY MARKET FUND         FAF PRIME OBLIGATIONS FUND
Shares                                          Class I Shares

     Shareholders of each of the Firstar Tax-Exempt Money Market Fund, Firstar Ohio Tax-Exempt Money Market Fund and Firstar U.S. Government Money Market Fund will receive the following share classes of the FAF Fund into which it is being reorganized:

            FIRSTAR SHARE CLASS                        FAF SHARE CLASS TO BE RECEIVED
            -------------------                        ------------------------------
Retail A Shares                                 Class A Shares
Institutional Shares                            Class S Shares

     Shareholders of the Firstar U.S. Treasury Money Market Fund will receive the following share classes of the FAF Treasury Reserve Fund and the FAF Treasury Obligations Fund:

        FIRSTAR FUND AND SHARE CLASS              FAF FUND AND SHARE CLASS TO BE RECEIVED
        ----------------------------              ---------------------------------------
FIRSTAR U.S. TREASURY MONEY MARKET FUND         FAF TREASURY RESERVE FUND
Retail A Shares                                 Class A Shares

FIRSTAR U.S. TREASURY MONEY MARKET FUND         FAF TREASURY OBLIGATIONS FUND
Institutional Shares                            Class S Shares

     The Reorganization is expected to occur in mid to late September, 2001 or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see the Section below titled "The Reorganization -- Description of the Reorganization Agreement."

OVERVIEW OF THE FUNDS

                      COMPARISON OF INVESTMENT OBJECTIVES

     The following chart summarizes the investment objective of each of the Firstar Funds and the FAF Fund into which such Firstar Fund is reorganizing.

                FIRSTAR FUND                                      FAF FUND
                ------------                                      --------
FIRSTAR MONEY MARKET FUND:                      FAF PRIME OBLIGATIONS FUND:
Seeks to provide a high level of taxable        Seeks maximum current income to the extent
current income consistent with liquidity,       consistent with the preservation of capital
the preservation of capital and a stable net    and maintenance of liquidity.
asset value.

FIRSTAR INSTITUTIONAL MONEY MARKET FUND:        FAF PRIME OBLIGATIONS FUND:
Seeks to provide a high level of taxable        Seeks maximum current income to the extent
current income consistent with liquidity,       consistent with the preservation of capital
the preservation of capital and a stable net    and maintenance of liquidity.
asset value.

                FIRSTAR FUND                                      FAF FUND
                ------------                                      --------
FIRSTAR TAX-EXEMPT MONEY MARKET FUND:           FAF TAX FREE OBLIGATIONS FUND:
Seeks to provide a high level of current        Seeks maximum current income exempt from
income exempt from federal income taxes         federal income taxes consistent with the
consistent with liquidity, the preservation     preservation of capital and maintenance of
of capital and a stable net asset value.        liquidity.

FIRSTAR OHIO TAX-EXEMPT MONEY MARKET FUND:      FAF OHIO TAX FREE OBLIGATIONS FUND:
Seeks to provide current income exempt from     Seeks maximum current income that is exempt
federal income tax and the personal income      from federal income tax and Ohio state and
taxes imposed by the state of Ohio and Ohio     municipal income tax to the extent
municipalities consistent with stability of     consistent with the preservation of capital
principal.                                      and maintenance of liquidity.

FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND:      FAF GOVERNMENT OBLIGATIONS FUND:
Seeks to provide a high level of taxable        Seeks maximum current income to the extent
current income consistent with liquidity,       consistent with the preservation of capital
the preservation of capital and a stable net    and maintenance of liquidity.
asset value (irrespective of state income
tax considerations).

FIRSTAR U.S. TREASURY MONEY MARKET FUND:        FAF TREASURY OBLIGATIONS FUND/TREASURY
Seeks stability of principal and current        RESERVE FUND:
income consistent with stability of             Seeks maximum current income consistent with
principal.                                      the preservation of capital and maintenance
                                                of liquidity.

     The investment objective, policies and restrictions of each of the Firstar Funds are, in general, similar in material respects to those of the FAF Fund into which the Firstar Fund (or a particular class of such Fund) is being reorganized. However, there are certain differences between the investment policies and restrictions of certain of the Firstar Funds and the FAF Funds into which the Firstar Fund (or a particular class of such Fund) is being reorganized. For additional information, see "Comparison of Firstar Funds and FAF Funds -- Fund by Fund Analysis of the Firstar Funds and FAF Funds" below.

     Asset Management currently serves as adviser to each of the Firstar Funds and currently serves or will serve as the investment adviser to each of the FAF Funds. Prior to May 2, 2001, Firstar Investment Research & Management Company, LLC ("FIRMCO") served as investment adviser to Firstar and First American Asset Management division of U.S. Bank National Association ("FAAM") served as investment adviser to FAF.

                                    TABLE II

     The following table summarizes whether the per annum contractual advisory fee rate of an FAF Fund (on a pro forma basis, after giving effect to the Reorganization) is higher, lower or the same as its corresponding Firstar Fund by showing the per annum differential between the FAF Fund's (on a pro forma basis, after giving effect to the Reorganization) and the Firstar Fund's contractual fee rate.

                                                              DIFFERENTIAL BETWEEN FIRSTAR
                                                                  AND FAF CONTRACTUAL
                            FUND                                   ADVISORY FEE RATE+
                            ----                              ----------------------------
FAF Prime Obligations Fund (Firstar Money Market Fund)......  0.15% lower
FAF Prime Obligations Fund (Firstar Institutional Money
  Market Fund)..............................................  0.11% lower
FAF Tax Free Obligations Fund...............................  0.15% lower
FAF Ohio Tax Free Obligations Fund..........................  0.15% lower
FAF Government Obligations Fund.............................  0.15% lower
FAF Treasury Obligations Fund...............................  0.09% lower
FAF Treasury Reserve Fund...................................  0.09% lower

---------------
+ The differentials listed in this column are determined in the same manner as the example listed below:

    The Firstar Money Market Fund's contractual advisory fee rate is 0.50% and the FAF Prime Obligations Fund's contractual advisory fee rate is 0.35%. Therefore, the contractual advisory fee rate for the FAF Prime Obligations Fund is 0.15% lower than the contractual advisory rate for the Firstar Money Market Fund.

     For more information on advisory fee rates, see "Comparison of Firstar Funds and FAF Funds -- Investment Advisory Services -- Table V."

     Advisory fees, however, are only one type of fee and expense paid by mutual funds. As noted previously in "Fee Tables -- Table I," (i) one of the five Firstar Funds that offer Retail A Shares will have total operating expense ratios (after fee waivers) which are lower after the Reorganization; (ii) three of the five Firstar Funds that offer Retail A Shares and all of the five Firstar Funds that offer Institutional Shares will have the same total operating expense ratios (after fee waivers) after the Reorganization; and (iii) one Firstar Fund that offers Retail A Shares and the Firstar Institutional Money Market Fund will have a total operating expense ratio (after fee waivers) which are higher after the Reorganization. For a more detailed summary of fees and expenses, see "Expense Summaries of the Firstar Funds and FAF Funds" above.

     The FAF Funds and the Firstar Funds have different administrators, distributors, custodians and other service providers. However, by the effective time of the Reorganization, the FAF Funds and Firstar Funds will have the same distributor and one of the same co-administrators. For a detailed description of the management of the Firstar Funds, including Asset Management and the other service providers to the Firstar Funds, see "Comparison of Firstar Funds and FAF Funds -- Investment Advisory Services," "Comparison of Firstar Funds and FAF Funds -- Other Service Providers for the FAF Funds and the Firstar Funds" and the FAF Fund prospectus which accompanies this Proxy Statement/Prospectus.

     The purchase, redemption, exchange, dividend and other policies and procedures of the Firstar Funds and the FAF Funds are generally similar. For more information, see "Comparison of Firstar Funds and FAF Funds -- Share Structure" and "Shareholder Transactions and Services of the Firstar and FAF Funds" below. PLEASE NOTE THAT NO CONTINGENT DEFERRED SALES LOADS WILL BE IMPOSED ON ANY FIRSTAR FUND SHARES AS A RESULT OF THE REORGANIZATION. IN ADDITION, NO FRONT-END SALES LOAD WILL BE IMPOSED ON ANY FAF FUND SHARES ISSUED IN THE REORGANIZATION.

     FEDERAL INCOME TAX CONSEQUENCES. The Reorganization is not expected to result in the recognition, for federal income tax purposes, of taxable gain or loss by the Firstar Funds, the FAF Funds or their respective shareholders.

     FIRSTAR AND FAF BOARD CONSIDERATION. During its deliberations, Firstar's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Firstar Funds; (2) the capabilities, practices and resources of FAAM and Asset Management; (3) the investment advisory and other fees paid by the FAF Funds, and the historical and projected expense ratios of the FAF Funds as compared with those of the Firstar Funds and industry peer groups; (4) the investment objective, policies and limitations of the FAF Funds and their relative compatibility with those of the Firstar Funds; (5) the historical investment performance records of the Firstar Funds and the FAF Funds, relative to each other and to relevant peer groups; (6) the shareholder services offered by FAF; (7) the terms and conditions of the Reorganization Agreement; (8) the anticipated tax consequences of the Reorganization for the respective Firstar Funds and their shareholders; (9) the number of investment portfolio options that would be available to shareholders after the Reorganization; and (10) whether the Reorganization would dilute the interests of the existing Firstar Funds' shareholders. The Firstar Board also considered FAAM's and Asset Management's belief that the Reorganization would: (1) offer a more diverse group of more than fifty-five mutual funds with competitive expense structures available to all shareholders; (2) offer the potential for individual FAF Funds to use their increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms; (3) offer the potential to spread relatively fixed costs, such as legal fees or accountant's fees, over a larger asset base; and (4) offer distribution channels that will have a better understanding of the mutual funds offered by First American Funds and will be better able to communicate Asset Management's investment styles to existing and prospective shareholders, which may result in increasing fund assets within the complex. The Firstar Board also considered that the post-Reorganization total fund operating expenses (net of waivers) of the FAF Funds will be the same or lower than all but two of the Firstar Funds (Firstar Money Market Fund and Firstar Institutional Money Market Fund) through September 30, 2002. For additional information, see "The Reorganization -- Firstar Board Consideration."

     Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Directors of Firstar, including all of the non-interested members of the Board (as defined in the 1940 Act), determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of each Firstar Fund and that the interests of the existing shareholders of each Firstar Fund would not be diluted as a result of the Reorganization.

     THE FIRSTAR BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF EACH FIRSTAR FUND APPROVE THE PROPOSED REORGANIZATION, SALE OF SUBSTANTIALLY ALL THE ASSETS OF FIRSTAR AND THE DISSOLUTION OF FIRSTAR UNDER STATE LAW.

     After considering the relevant factors, the FAF Board of Directors similarly found that participation in the Reorganization was in the best interests of the FAF Funds and that the interests of the existing shareholders of the FAF Funds would not be diluted as a result of the Reorganization.

     PRINCIPAL RISK FACTORS. The investment objective, policies and restrictions of each FAF Fund are, in general, the same as or similar to those of the Firstar Fund (or particular class of shares) which is being reorganized into it. Accordingly, an investment in an FAF Fund involves risks that are similar to those of investing in its corresponding Firstar Fund. The reorganization of certain Firstar Funds into FAF Funds will expose the Firstar Funds to the following additional principal risk factors (capitalized terms are described in the table that follows this discussion).

                                                            THE FAF FUND INTO WHICH THE FIRSTAR FUND IS
IF A SHAREHOLDER INVESTS IN THE FOLLOWING                   BEING REORGANIZED WILL BE ASSOCIATED WITH THE
FIRSTAR FUND:                                               FOLLOWING ADDITIONAL PRINCIPAL RISK FACTOR:
-----------------------------------------                   ---------------------------------------------
Firstar Tax-Exempt Money Market Fund                        Repurchase Agreement Risk
Firstar Money Market Fund, Firstar Institutional            When-Issued and Delayed Delivery Transaction
Money Market Fund and Firstar U.S. Government Money         Risk
Market Fund

     All of the principal risks applicable to the Firstar Funds and the FAF Funds are described in the table below. Additional information regarding these risks and other risks to which the Funds are subject are described in the respective prospectuses and statements of additional information for the Funds.

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
CREDIT RISK -- An issuer of fixed income securities         All Firstar Funds
may default on its obligation to pay interest and           All FAF Funds
repay principal, causing the value of your investment
to decline. Changes in the financial strength of an
issuer or changes in the credit rating of a security
may affect its value. Credit risk includes "counter
party" risk -- the risk that the other party will not
fulfill its contractual obligations.
------------------------------------------------------------------------------------------------------
MONEY MARKET RISK -- Although a Fund seeks to               All Firstar Funds
preserve the value of your investment at $1.00 per
share, it is possible to lose money by investing in a       All FAF Funds
Fund.
------------------------------------------------------------------------------------------------------
UNINSURED INVESTMENT RISK -- An investment in a Fund        All Firstar Funds
is not a deposit of U.S. Bank National Association or
Firstar Bank, N.A., and is not insured by the Federal       All FAF Funds
Deposit Insurance Corporation or any other government
agency.
------------------------------------------------------------------------------------------------------
INTEREST RATE RISK -- When interest rates increase,         All Firstar Funds
fixed income securities tend to decline in value and
when interest rates decrease, fixed income securities       All FAF Funds
tend to increase in value. A change in interest rates
could cause the value of your investment to change.
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT RISK -- A Fund may enter into          All Firstar Funds, except the Firstar
repurchase agreements in which banks, broker-dealers        Tax-Exempt Money Market Fund
and other financial institutions sell securities to
the Fund and agree to repurchase them at a certain          All FAF Funds
time and price within one year. A seller may not
repurchase the securities from the Fund, which may
result in the Fund selling the security for less than
the agreed upon price. Another risk of such
arrangements is that the seller may default or file
for bankruptcy. That could mean the Fund might have
to wait through lengthy court actions before selling
the securities.
------------------------------------------------------------------------------------------------------
UNDERPERFORMANCE RISK -- By investing solely in U.S.        Firstar U.S. Government Money   Market
government securities and repurchase agreements             Fund
secured by those securities, the fund may offer less        FAF Government Obligations Fund
income than a money market fund investing in other
high-quality money market securities.                       Firstar U.S. Treasury Money Market   Fund
                                                            FAF Treasury Obligations Fund
                                                            FAF Treasury Reserve Fund
------------------------------------------------------------------------------------------------------
MUNICIPAL GOVERNMENT RISK -- The ability of a state         Firstar Tax-Exempt Money Market   Fund
or local government issuer to make payments can be          FAF Tax Free Obligations Fund
affected by many factors, including economic
conditions, the flow of tax revenues and changes in         Firstar Ohio Tax-Exempt Money
the level of federal, state or local aid. Some              Market Fund
municipal securities are payable only from limited          FAF Ohio Tax Free Obligations Fund
revenue sources or by private entities.
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
TAX RISK -- The Fund may be more adversely impacted         Firstar Tax-Exempt Money Market
by future legislative or administrative changes or          FAF Tax Free Obligations Fund
court decisions that may materially affect the
ability of a fund to pay tax-exempt dividends or the        Firstar Ohio Tax-Exempt Money
value of municipal investments.                             Market Fund
                                                            FAF Ohio Tax Free Obligations Fund
------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS RISK -- In addition to U.S.          Firstar U.S. Government Money
Treasury obligations, the Funds may invest in other         Market Fund
securities issued or guaranteed by the U.S.                 FAF Government Obligations Fund
government, its agencies and instrumentalities. No
assurance can be given that the U.S. government will
provide financial support to U.S. government
sponsored agencies or instrumentalities when it is
not obligated to do so by law.
------------------------------------------------------------------------------------------------------
NON-DIVERSIFICATION RISK -- Compared with other             Firstar Ohio Tax-Exempt Money
mutual funds, this Fund may invest a greater                Market Fund
percentage of its assets in a more limited number of        FAF Ohio Tax Free Obligations Fund
issues concentrated in one state which, as a result,
can increase the Fund's volatility. The value of the
Fund's securities can be impacted by economic or
political developments affecting certain securities.
------------------------------------------------------------------------------------------------------
OHIO STATE-SPECIFIC RISK -- Ohio's economy is largely       Firstar Ohio Tax-Exempt Money
composed of manufacturing, which is concentrated in         Market Fund
the automobile sector and other durable goods. The          FAF Ohio Tax Free Obligations Fund
exposure to these industries, particularly the auto
sector, leaves Ohio vulnerable to an economic
slowdown associated with business cycles.
Furthermore, population growth, as in many states
around the Great Lakes, has been stagnant. The Fund's
concentration in securities issued by Ohio and its
political subdivisions provides a greater level of
risk than a fund whose assets are diversified across
numerous states and municipal issuers. The ability of
Ohio or its local issuers to meet their obligations
will depend on, among other factors: 1) the
availability of tax and other revenues; 2) economic,
political and demographic conditions within the state
or region of the state; and 3) the underlying fiscal
condition of the state, its counties, municipalities
and school districts.
------------------------------------------------------------------------------------------------------
BANKING RISK -- Municipal Obligations that the Fund         Firstar Tax-Exempt Money Market Fund
purchases may be backed by letters of credit issued         FAF Tax Free Obligations Fund
by banks and other financial institutions. Adverse          Firstar Ohio Tax-Exempt Money Market
developments affecting banks could have a negative          Fund
effect on the Fund's portfolio securities.                  FAF Ohio Tax Free Obligations Fund
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
FOREIGN SECURITIES RISK -- Foreign securities in            Firstar Money Market Fund
which the fund invests, although dollar-denominated,        Firstar Institutional Money Market
may present some additional risk. Political or social       Fund
instability, or diplomatic developments could               FAF Prime Obligations Fund
adversely affect the securities. There is also the
risk of possible withholding taxes, seizure of              Firstar Tax-Exempt Money Market
foreign deposits, currency controls, interest               Fund
limitations, or other governmental restrictions which       FAF Tax Free Obligations Fund
might affect the payment of principal or interest on
securities owned by the fund. In addition, there may
be less public information available about foreign
corporations and foreign banks and their branches.
------------------------------------------------------------------------------------------------------
CONCENTRATION RISK -- A Fund may invest more than 25%       Firstar Tax-Exempt Money Market
of its total assets in municipal obligations issued         Fund
by entities located in the same state and in
municipal obligations the interest on which is paid         Firstar Ohio Tax-Exempt Money
solely from revenues of similar projects. As a              Market Fund
result, changes in economic, business or political          FAF Ohio Tax Free Obligations Fund
conditions relating to a particular state or
particular types of projects may have a
disproportionate impact on the Fund's share price.
------------------------------------------------------------------------------------------------------
MUNICIPAL LEASE RISK -- The Fund may acquire                Firstar Tax-Exempt Money Market
municipal lease obligations, which are issued by a          Fund
state or local government or authority, to acquire          FAF Tax Free Obligations Fund
land and a wide variety of equipment and facilities.
If the funds are not appropriated for the following         Firstar Ohio Tax-Exempt Fund
year's lease payments, the lease may terminate, with        FAF Ohio Tax Free Obligations Fund
the possibility of default on the lease obligation
and significant loss to the Fund.
------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION RISKS --       FAF Prime Obligations Fund
When-issued and delayed delivery transactions involve       FAF Government Obligations Fund
securities with payment and delivery scheduled for a
future time. One of the risks of investing in               Firstar Tax-Exempt Money Market
when-issued or delayed delivery transactions is if          Fund
the seller chooses not to complete the transaction,         FAF Tax Free Obligations Fund
the Fund could miss an advantageous price or yield.
The Fund may enter into transactions to sell its            Firstar Ohio Tax-Exempt Money
purchase commitments to third parties at current            Market Fund
market rates and simultaneously acquire other               FAF Ohio Tax Free Obligations Fund
commitments to purchase similar securities at later
dates. The Fund may realize short-term profits or           Firstar U.S. Treasury Money Market
losses on the sale of these kinds of commitments.           Fund
                                                            FAF Treasury Obligations Fund
------------------------------------------------------------------------------------------------------

     VOTING INFORMATION. Firstar's Board of Directors is furnishing this Proxy Statement/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on June 22, 2001 will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of each proposal set forth in the Notice of the Special Meeting. Proxies may be revoked at any time before they are exercised by submitting to Firstar a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see "Voting Matters."

                               THE REORGANIZATION

     REASONS FOR THE REORGANIZATION. Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, the form of which is attached as Appendix I. The proposed Reorganization is expected to benefit Firstar Fund shareholders by, among other things:

          (i) Offering a more diverse group of more than fifty-five mutual funds with competitive expense structures available to all shareholders;

          (ii) Offering the potential for individual FAF Funds to use their increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms;

          (iii) Offering the potential to spread relatively fixed costs, such as legal fees or accountant's fees, over a larger asset base;

          (iv) Offering distribution channels that will have a better understanding of the mutual funds offered by First American Funds and will be better able to communicate Asset Management's investment styles to existing and prospective shareholders which may result in increasing fund assets within the complex; and

          (v) The post-Reorganization total fund operating expenses (after waivers) of the FAF Funds will be the same or lower than all but two of the Firstar Funds (Firstar Money Market Fund and Firstar Institutional Money Market Fund) through September 30, 2002.

     Shareholders of different Firstar Funds and different classes of each such Fund will be affected differently by the Reorganization. Some FAF Funds have different operating expenses and investment policies than their corresponding Firstar Fund. For more information on these differences, please see "Comparison of Firstar Funds and FAF Funds" below, and "Expense Summaries of the Firstar Funds and the FAF Funds" above.

     DESCRIPTION OF THE REORGANIZATION AGREEMENT. There are thirty-four separate portfolios of Firstar. Each of the Firstar investment portfolios will participate in separate reorganizations (except the Firstar Conning Money Market Fund which is not a part of the First American Funds reorganizations). Six of the Firstar investment portfolios will participate in reorganizations contemplated by the Reorganization Agreement. The Reorganization Agreement provides that substantially all of the assets and liabilities of each of the five Firstar Funds identified in column 1 on Table III(A) below will be transferred to, and acquired by, one of the four Existing FAF Funds identified in column 2 on Table III(A) below, in exchange for full and fractional shares issued by such Existing FAF Fund. The Reorganization Agreement further provides that substantially all of the assets and liabilities of each of the two Firstar Funds (or a particular class of shares of such Fund) identified in column 1 on Table III(B) below will be transferred to, and acquired by, one of the two newly-organized Shell FAF Funds identified in column 2 on Table III(B) below, in exchange for full and fractional shares issued by such Shell FAF Fund. In the tables, opposite the name of each Firstar Fund (or a particular class of shares of such Fund) is the name of the FAF Fund to which such Firstar Fund (or a particular class of shares of such Fund) will transfer substantially all of its assets and liabilities and that will issue FAF Fund Shares of designated classes to such Firstar Fund (or a particular class of shares of such Fund) in consideration of such transfer. The FAF Fund Shares issued by each FAF Fund to the Firstar Fund (or a particular class of shares of such Fund) which is being reorganized into it will have the same aggregate dollar value as the aggregate dollar value of the shares of such Firstar Fund (or a particular class of shares of such Fund) immediately prior to the effective time of the Reorganization with respect to such Fund.

     At the same time that the six Firstar Funds are reorganized into the FAF Funds, it is expected that twenty-seven of the remaining Firstar Funds will be reorganized into certain investment portfolios offered by FAIF or FASF, affiliated investment companies of FAF. It is contemplated that the Firstar reorganizations with FAIF and FASF will occur at the same time as the Firstar and FAF Reorganization. (It is anticipated that the Firstar Conning Money Market Fund will be reorganized into an investment company unaffiliated with FAF prior to the First American Funds reorganizations.) However, it is possible that the reorganizations of some of the Firstar Funds may be delayed or not effected if the shareholders of a Fund do not approve such Fund's reorganization, while the shareholders of other Firstar Funds have approved their respective reorganizations and the shareholders of all of the Firstar investment portfolios voting in the aggregate have approved the sale of substantially all of the assets of Firstar and the subsequent dissolution of Firstar.

                                  TABLE III(A)

        FIRSTAR FUND AND SHARE CLASS                 EXISTING FAF FUND AND SHARE CLASS
        ----------------------------                 ---------------------------------
FIRSTAR MONEY MARKET FUND                       FAF PRIME OBLIGATIONS FUND
Retail A Shares                                 Class A Shares

FIRSTAR INSTITUTIONAL MONEY MARKET FUND         FAF PRIME OBLIGATIONS FUND
Shares                                          Class I Shares

FIRSTAR TAX-EXEMPT MONEY MARKET FUND            FAF TAX FREE OBLIGATIONS FUND
Retail A Shares                                 Class A Shares
Institutional Shares                            Class S Shares

FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND       FAF GOVERNMENT OBLIGATIONS FUND
Retail A Shares                                 Class A Shares
Institutional Shares                            Class S Shares

FIRSTAR U.S. TREASURY MONEY MARKET FUND         FAF TREASURY OBLIGATIONS FUND
Institutional Shares                            Class S Shares

                                  TABLE III(B)

        FIRSTAR FUND AND SHARE CLASS                   SHELL FAF FUND AND SHARE CLASS
        ----------------------------                   ------------------------------
FIRSTAR OHIO TAX-EXEMPT MONEY MARKET FUND       FAF OHIO TAX FREE OBLIGATIONS FUND
Retail A Shares                                 Class A Shares
Institutional Shares                            Class S Shares

FIRSTAR U.S. TREASURY MONEY MARKET FUND         FAF TREASURY RESERVE FUND
Retail A Shares                                 Class A Shares

     Immediately after the effective time of each Fund's Reorganization, the Firstar Fund will distribute to its shareholders the FAF Fund Shares received in the Reorganization in liquidation of the Firstar Fund. Each shareholder of record of a particular Firstar Fund at the effective time of its Reorganization will receive shares of the designated class of the FAF Fund into which such Firstar Fund (or a particular class of shares of such Fund) is being reorganized with the same aggregate dollar value of the shares such shareholder held in such Firstar Fund (or a particular class of shares of such Fund) prior to the effective time of the Reorganization, and will receive any unpaid dividends or distributions declared before the effective time of the Reorganization with respect to a Firstar Fund (or a particular class of shares of such Fund).

     FAF will establish an account for each former shareholder of the Firstar Funds that will reflect the number and class of FAF Fund Shares distributed to that shareholder. The FAF Fund Shares issued in each Fund's Reorganization will be in uncertificated form.

     If the required approvals for the Reorganization of the Firstar Funds and the sale of substantially all of the assets of Firstar and subsequent liquidation of Firstar are received, each of the Firstar Funds will transfer substantially all of its assets and liabilities as of the effective time of the Reorganization, all outstanding shares of the Firstar Funds will be redeemed and cancelled in exchange for FAF Fund Shares of the FAF Funds, and upon the closings of the FAIF and FASF reorganizations, Firstar will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter dissolve under Wisconsin law.

     The Reorganization of each Firstar Fund (or a particular class of shares of such Fund) is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy Statement/Prospectus by shareholders of that Firstar Fund. The Reorganization of a Firstar Fund (or a particular class of shares) is not subject to the approval of shareholders of any other Firstar Fund, but because the reorganizations of all of the investment portfolios of Firstar constitute a sale of substantially all of the assets of Firstar, it is subject, under Wisconsin law, to the approval of the shareholders of all of the investment portfolios of Firstar voting in the aggregate. In addition, the Reorganization is subject to the following conditions: the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of FAF's counsel addressed to Firstar indicating that the FAF Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of any necessary exemptive relief requested from the SEC or its staff with respect to Section 17(a) of the 1940 Act; and the parties' performance in all material respects of their respective covenants and undertakings as described in the Reorganization Agreement. An application requesting relief with respect to
Section 17(a) of the 1940 Act has been filed with the SEC, and it is expected that the SEC will issue an order granting such relief prior to the Reorganization. If an exemptive order is not granted, the Board of Firstar will consider what further action is appropriate.

     The Reorganization Agreement also provides that U.S. Bancorp or an affiliate has agreed to pay all expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be terminated at any time upon the mutual consent of both Firstar and FAF, or by either FAF or Firstar under certain conditions; and that officers of FAF and of Firstar may amend the Reorganization Agreement as authorized by their respective Boards of Directors.

     FIRSTAR BOARD CONSIDERATION. At meetings held on December 15, 2000, February 23, 2001 and March 23, 2001, the Board of Directors of Firstar was advised that FAAM, predecessor investment adviser entity to Asset Management, was considering recommending a consolidation of Firstar with the First American Funds. The Firstar Board then met again on April 26, 2001 and May 22, 2001 to consider the Reorganization proposal offered by management of the First American Funds, FAAM and its affiliates. In preparation for the April 26, 2001 meeting, each of the Directors of Firstar was provided with detailed information about the Reorganization, the First American Funds, FAAM and Asset Management. These materials summarized the principal terms and conditions of the Reorganization. In addition, the Firstar Directors received comparative information about each Firstar Fund and the FAF Fund into which it is proposed the Firstar Fund be reorganized, including information concerning, but not limited to, the following matters: (1) investment objective and policies; (2) advisory, distribution and servicing arrangements; (3) fund expenses (with and without giving effect to current expense limitations), including pro forma expenses, relative to peer groups; and (4) performance, including performance relative to comparable indices for the First American Funds. The Firstar Board also was provided with information about FAAM and Asset Management and their investment advisory organizations, including the teams of individuals with responsibility for managing each FAF Fund. At the May 22, 2001 Firstar Board meeting, the Firstar Board was notified of the consolidation of FAF's investment adviser, FAAM and Firstar's investment adviser, FIRMCO, into Asset Management, which occurred on May 2, 2001.

     The Reorganization was unanimously approved by the Firstar Board of Directors on April 26, 2001 and ratified on May 22, 2001.

     During its deliberations, Firstar's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Firstar Funds; (2) the capabilities, practices and resources of FAAM and Asset Management; (3) the investment advisory and other fees paid by the FAF Funds, and the historical and projected expense ratios of the FAF Funds as compared with those of the Firstar Funds and industry peer groups; (4) the investment objective, policies and limitations of the FAF Funds and their relative compatibility with those of the Firstar Funds; (5) the historical investment performance records of the Firstar Funds and the FAF Funds relative to each other and, with respect to the FAF Funds, to comparable indices; (6) the shareholder services offered by FAF; (7) the terms and conditions of the Reorganization Agreement; (8) the anticipated tax consequences of the

Reorganization for the respective Firstar Funds and their shareholders; and (9) the number of investment portfolio options that would be available to shareholders after the Reorganization and (10) whether the Reorganization would dilute the interests of the Firstar Funds' existing shareholders. The Firstar Board also considered FAAM's and Asset Management's belief that the Reorganization would: (1) offer a more diverse group of more than fifty-five mutual funds with competitive expense structures available to all shareholders;
(2) offer the potential for individual FAF Funds to use their increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms; (3) offer the potential to spread relatively fixed costs, such as legal fees or accountant's fees, over a larger asset base; and (4) offer distribution channels that will have a better understanding of the mutual funds offered by First American Funds and will be better able to communicate Asset Management's investment styles to existing and prospective shareholders, which may result in increasing fund assets within the complex. The Firstar Board also considered that the post-Reorganization total fund operating expenses (net of waivers) of the FAF Funds will be the same or lower than all but two of the Firstar Funds (Firstar Money Market Fund and Firstar Institutional Money Market Fund) through September 30, 2002.

     The Firstar Directors also noted that the per share annualized total operating expense ratios of the FAF Prime Obligations Funds after the Reorganization, taking into account voluntary fee waivers, would be higher than those of the Firstar Money Market and Institutional Money Market Funds. See "Table I -- Total Expense Information" and "Expense Summaries of the Firstar Funds and FAF Funds" above for more information. The Firstar Directors also noted that U.S. Bancorp or an affiliate would assume all customary expenses associated with the Reorganization and that Asset Management intended to contractually waive fees as needed to ensure that for the period from the applicable effective time of the Reorganization through September 30, 2002 the FAF Funds' total operating expense ratios after waivers would not exceed the pro forma combined fund total operating expenses after waivers shown in Table I.

     After consideration of the foregoing and other factors, the Firstar Directors unanimously determined that the Reorganization was in the best interest of the shareholders of each Firstar Fund (or a particular class of shares of such Fund), and that the interests of the existing shareholders of each Firstar Fund (or a particular class of shares of such Fund) would not be diluted as a result of such Reorganization.

     CAPITALIZATION. The following table sets forth, as of March 31, 2001 (the end of FAF's semi-annual period): (1) the capitalization of each of the Firstar Funds; (2) the capitalization of the FAF Fund into which such Firstar Fund (or a particular class of shares of such Fund) is being reorganized; and (3) the pro forma capitalization of each of the FAF Funds into which such Firstar Fund (or a particular class of shares of such Fund) is being reorganized as adjusted to give effect to the Reorganization. With respect to the Firstar Money Market Fund and the Firstar Institutional Money Market Fund, the table sets forth the capitalization of each such Firstar Fund, the pro forma capitalization of the FAF Prime Obligations Fund as adjusted to give effect to the reorganization of the Firstar Money Market Fund only, the pro forma capitalization of the FAF Prime Obligations Fund as adjusted to give effect to the reorganization of the Firstar Institutional Money Market Fund only, and the pro forma capitalization of the FAF Prime Obligations Fund as adjusted to give effect to the reorganization of both the Firstar Money Market Fund and the Firstar Institutional Money Market Fund.

     The capitalization of each Fund is likely to be different at the effective time of the Reorganization as a result of daily share purchase and redemption activity in the Funds as well as the effects of the other ongoing operations of the respective Funds prior to the closing of the Reorganization.

     The FAF Ohio Tax Free Obligations Fund and FAF Treasury Reserve Fund have not yet commenced operations but will do so at the time the Reorganization occurs.

                                    TABLE IV
                                 CAPITALIZATION
                             (AS OF MARCH 31, 2001)

     1. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Money Market Fund and the Firstar Institutional Money Market Fund with the FAF Prime Obligations Fund. The table provides pro forma capitalization information for three different scenarios: (a) the combination of the Firstar Money Market Fund with the FAF Prime Obligations Fund (Pro forma Combined Fund = Fund A + Fund C); (b) the combination of the Firstar Institutional Money Market Fund with the FAF Prime Obligations Fund (Pro forma Combined Fund = Fund B + Fund C); and (c) the Firstar Money Market Fund and the Firstar Institutional Money Market Fund with the FAF Prime Obligations Fund (Pro forma Combined Fund = Fund A + Fund B + Fund
C).

                                                FIRSTAR INSTITUTIONAL     FAF PRIME          PRO FORMA          PRO FORMA
                               FIRSTAR MONEY        MONEY MARKET         OBLIGATIONS       COMBINED FUND      COMBINED FUND
                                MARKET FUND             FUND                FUND+            (FUND A +          (FUND B +
                                 (FUND A)             (FUND B)             (FUND C)           FUND C)            FUND C)
                             -----------------  ---------------------  ----------------  -----------------  -----------------
TOTAL NET ASSETS                 $476,227           $3,089,156            $5,338,185        $5,814,412         $5,338,185
(In Thousands).............  (Retail A Shares)       (Shares)          (Class A Shares)  (Class A Shares)   (Class A Shares)
                                                                             $--                $--            $3,089,156
                                                                       (Class I Shares)  (Class I Shares)   (Class I Shares)
                             ------------------------------------------------------------------------------------------------
SHARES OUTSTANDING                476,000            3,089,058            5,338,130          5,814,130          5,338,130
(In Thousands).............  (Retail A Shares)       (Shares)          (Class A Shares)  (Class A Shares)   (Class A Shares)
                                                                              --                --              3,089,058
                                                                       (Class I Shares)  (Class I Shares)   (Class I Shares)
                             ------------------------------------------------------------------------------------------------
NET ASSET VALUE                    $1.00               $1.00                $1.00              $1.00              $1.00
PER SHARE..................  (Retail A Shares)       (Shares)          (Class A Shares)  (Class A Shares)   (Class A Shares)
                                                                             $--                $--               $1.00
                                                                       (Class I Shares)  (Class I Shares)   (Class I Shares)
                             ------------------------------------------------------------------------------------------------

                                PRO FORMA
                              COMBINED FUND
                                (FUND A +
                             FUND B + FUND C)
                             ----------------
TOTAL NET ASSETS                $5,814,412
(In Thousands).............  (Class A Shares)
                                $3,089,156
                             (Class I Shares)
                             ----------------
SHARES OUTSTANDING              5,814,130
(In Thousands).............  (Class A Shares)
                                3,089,058
                             (Class I Shares)
                             ----------------
NET ASSET VALUE                   $1.00
PER SHARE..................  (Class A Shares)
                                  $1.00
                             (Class I Shares)
                             ----------------

---------------
+ The FAF Prime Obligations Fund will be the accounting survivor for financial statement purposes.

     2. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Tax-Exempt Money Market Fund with the FAF Tax Free Obligations Fund.

                                                                FIRSTAR TAX-EXEMPT        FAF TAX FREE          PRO FORMA
                                                                MONEY MARKET FUND       OBLIGATIONS FUND+     COMBINED FUND
                                                              ----------------------    -----------------    ----------------
TOTAL NET ASSETS                                                     $177,140               $318,202             $495,342
(In Thousands)..............................................    (Retail A Shares)       (Class A Shares)     (Class A Shares)
                                                                     $430,009                  $--               $430,009
                                                              (Institutional Shares)    (Class S Shares)     (Class S Shares)
                                                              ---------------------------------------------------------------
SHARES OUTSTANDING                                                   177,151                 318,215             495,366
(In Thousands)..............................................    (Retail A Shares)       (Class A Shares)     (Class A Shares)
                                                                     430,011                   --                430,011
                                                              (Institutional Shares)    (Class S Shares)     (Class S Shares)
                                                              ---------------------------------------------------------------
NET ASSET VALUE PER SHARE...................................          $1.00                   $1.00               $1.00
                                                                (Retail A Shares)       (Class A Shares)     (Class A Shares)
                                                                      $1.00                    $--                $1.00
                                                              (Institutional Shares)    (Class S Shares)     (Class S Shares)
                                                              ---------------------------------------------------------------

---------------
+ The FAF Tax Free Obligations Fund will be the accounting survivor for financial statement purposes.

     3. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Ohio Tax-Exempt Money Market Fund and the FAF Ohio Tax Free Obligations Fund.

                                                              FIRSTAR OHIO TAX-EXEMPT       PRO FORMA
                                                                MONEY MARKET FUND+        COMBINED FUND
                                                              -----------------------    ----------------
TOTAL NET ASSETS                                                       $372                    $372
(In Thousands)..............................................     (Retail A Shares)       (Class A Shares)
                                                                      $77,588                $77,588
                                                              (Institutional Shares)     (Class S Shares)
                                                              -------------------------------------------
SHARES OUTSTANDING                                                      372                    372
(In Thousands)..............................................     (Retail A Shares)       (Class A Shares)
                                                                      77,588                  77,588
                                                              (Institutional Shares)     (Class S Shares)
                                                              -------------------------------------------
NET ASSET VALUE PER SHARE...................................           $1.00                  $1.00
                                                                 (Retail A Shares)       (Class A Shares)
                                                                       $1.00                  $1.00
                                                              (Institutional Shares)     (Class S Shares)
                                                              -------------------------------------------

---------------
+ The Firstar Ohio Tax-Exempt Money Market Fund will be the accounting survivor for financial statement purposes.

     4. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar U.S. Government Money Market Fund and the FAF Government Obligations Fund.

                                                              FIRSTAR U.S. GOVERNMENT     FAF GOVERNMENT         PRO FORMA
                                                                 MONEY MARKET FUND       OBLIGATIONS FUND+     COMBINED FUND
                                                              -----------------------    -----------------    ----------------
TOTAL NET ASSETS                                                      $13,504                $483,830             $497,334
(In Thousands)..............................................     (Retail A Shares)       (Class A Shares)     (Class A Shares)
                                                                      $48,635                   $--               $48,635
                                                              (Institutional Shares)     (Class S Shares)     (Class S Shares)
                                                              ----------------------------------------------------------------
SHARES OUTSTANDING                                                    13,504                  483,783             497,287
(In Thousands)..............................................     (Retail A Shares)       (Class A Shares)     (Class A Shares)
                                                                      48,635                    --                 48,635
                                                              (Institutional Shares)     (Class S Shares)     (Class S Shares)
                                                              ----------------------------------------------------------------
NET ASSET VALUE PER SHARE...................................           $1.00                   $1.00               $1.00
                                                                 (Retail A Shares)       (Class A Shares)     (Class A Shares)
                                                                       $1.00                    $--                $1.00
                                                              (Institutional Shares)     (Class S Shares)     (Class S Shares)
                                                              ----------------------------------------------------------------

---------------
+ The FAF Government Obligations Fund will be the accounting survivor for financial statement purposes.

     5. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Retail A Shares class of the Firstar U.S. Treasury Money Market Fund with the FAF Treasury Reserve Fund.

                                                              FIRSTAR U.S. TREASURY MONEY MARKET       PRO FORMA
                                                                   FUND+ -- RETAIL A SHARES          COMBINED FUND
                                                              ----------------------------------    ----------------
TOTAL NET ASSETS                                                          $2,646,764                   $2,646,764
(In Thousands)..............................................          (Retail A Shares)             (Class A Shares)
                                                              ------------------------------------------------------
SHARES OUTSTANDING                                                        2,648,119                    2,648,119
(In Thousands)..............................................          (Retail A Shares)             (Class A Shares)
                                                              ------------------------------------------------------
NET ASSET VALUE PER SHARE...................................                $1.00                        $1.00
                                                                      (Retail A Shares)             (Class A Shares)
                                                              ------------------------------------------------------

---------------
+ The Firstar U.S. Treasury Money Market Fund will be the accounting survivor for financial statement purposes.

     6. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Institutional Shares class of the Firstar U.S. Treasury Money Market Fund with the FAF Treasury Obligations Fund.

                                                               FIRSTAR U.S. TREASURY
                                                                    MONEY MARKET              FAF TREASURY          PRO FORMA
                                                            FUND -- INSTITUTIONAL SHARES    OBLIGATIONS FUND+     COMBINED FUND
                                                            ----------------------------    -----------------    ----------------
TOTAL NET ASSETS                                                    $2,807,941                     $--              $2,807,941
(In Thousands)............................................    (Institutional Shares)        (Class S Shares)     (Class S Shares)
                                                            ---------------------------------------------------------------------
SHARES OUTSTANDING                                                   2,806,589                     --               2,806,589
(In Thousands)............................................    (Institutional Shares)        (Class S Shares)     (Class S Shares)
                                                            ---------------------------------------------------------------------
NET ASSET VALUE PER SHARE.................................             $1.00                       $--                $1.00
                                                              (Institutional Shares)        (Class S Shares)     (Class S Shares)
                                                            ---------------------------------------------------------------------

---------------
+ The FAF Treasury Obligations Fund will be the accounting survivor for financial statement purposes.

     FEDERAL INCOME TAX CONSIDERATIONS. The Reorganization is not expected to result in the recognition, for federal income tax purposes, of taxable gain or loss by the Firstar Funds, the FAF Funds or their respective shareholders.

     FAF and Firstar have not sought, and will not seek, a private ruling from the Internal Revenue Service with respect to the federal income tax consequences of the Reorganization. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

                   COMPARISON OF FIRSTAR FUNDS AND FAF FUNDS

     FUND-BY-FUND ANALYSIS OF THE FIRSTAR AND FAF FUNDS. This Fund-by-Fund analysis provides additional information concerning the investment objectives and certain significant similarities and differences among the investment limitations and policies of certain of the Firstar Funds and the FAF Funds into which the Firstar Funds are being reorganized.

1. FIRSTAR MONEY MARKET FUND AND FIRSTAR INSTITUTIONAL MONEY MARKET FUND/FAF PRIME OBLIGATIONS FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Money Market Fund and Firstar Institutional Money Market
Fund: Seek to provide a high level of taxable current income consistent with liquidity, the preservation of capital and a stable net asset value. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

     (b) FAF Prime Obligations Fund: Seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity. This investment objective is fundamental and may not be changed by the FAF Board of Directors without shareholder approval.

     PRINCIPAL INVESTMENT STRATEGIES. The Firstar Money Market Fund, the Firstar Institutional Money Market Fund and the FAF Prime Obligations Fund are money market funds and in accordance with Rule 2a-7 under the 1940 Act will generally invest in instruments with remaining maturities not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. The Funds generally will purchase only those securities that are rated in the highest short-term rating category by at least two nationally recognized rating agencies (or one such rating if only one agency has rated the instrument) or that are determined to be of comparable quality.

     The Firstar Money Market Fund, the Firstar Institutional Money Market Fund and the FAF Prime Obligations Fund invest principally in short-term, high quality, dollar-denominated money market debt obligations. The Firstar Money Market Fund and Firstar Institutional Money Market Fund invest in obligations issued by entities including domestic and foreign corporations, banks and other financial institutions and other types of entities or by investment companies, or they may be issued or guaranteed by a U.S. or foreign government agency and instrumentality or political subdivision. The Firstar Money Market Fund and Firstar Institutional Money Market Fund may purchase U.S. dollar denominated instruments issued or supported by the credit of U.S. or foreign banks and savings institutions having total assets at the time of purchase in excess of $1 billion. Investment by such Funds in obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of a Fund's total assets at the time of investment. The FAF Prime Obligations Fund may invest in securities issued by the U.S. government or one of its agencies or instrumentalities; U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million; commercial paper; nonconvertible corporate debt securities; loan participation interests; and repurchase agreements for securities in which the fund may invest. The FAF Prime Obligations Fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulations as U.S. banks. The FAF Prime Obligations Fund may also invest up to 25% of its total assets in dollar denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations.

     OTHER INVESTMENT POLICIES. Like the FAF Prime Obligations Fund, the Firstar Money Market Fund and the Firstar Institutional Money Market Fund may invest in repurchase agreements, stripped U.S. Government securities and certain variable and floating rate securities. Each of the Funds may invest in other money market funds that invest in the same types of securities that such Fund invests in. Additionally, each of the Firstar Money Market Fund, Firstar Institutional Money Market Fund and FAF Prime Obligations Fund may invest in money market funds advised by U.S. Bank National Association or any affiliate in accordance with an exemptive order issued by the SEC.

     The Firstar Money Market Fund and the Firstar Institutional Money Market Fund may invest in obligations of foreign governments, reverse repurchase agreements and short-term funding agreements; the FAF Prime Obligations Fund may not. Unlike the Firstar Money Market Fund and the Firstar Institutional Money Market Fund, the FAF Prime Obligations Fund may invest in when-issued and delayed delivery securities.

     The Firstar Money Market Fund, Firstar Institutional Money Market Fund and FAF Prime Obligations Fund may each lend portfolio securities representing up to 30%, 30% and 33.3%, respectively, of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. The FAF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAF Prime Obligations Fund to make loans to the extent permitted under the 1940 Act. The FAF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAF Prime Obligations Fund may not lend portfolio securities in an amount to exceed 33.3% of the value of its total assets.

2. FIRSTAR TAX-EXEMPT MONEY MARKET FUND/FAF TAX FREE OBLIGATIONS FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Tax-Exempt Money Market Fund: Seeks to provide a high level of current income exempt from federal income taxes consistent with liquidity, the preservation of capital and a stable net asset value. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

     (b) FAF Tax Free Obligations Fund: Seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity. This investment objective is fundamental and may not be changed by the FAF Board of Directors without shareholder approval.

     PRINCIPAL INVESTMENT STRATEGIES. The Firstar Tax-Exempt Money Market Fund and the FAF Tax Free Obligations Fund are money market funds and in accordance with Rule 2a-7 under the 1940 Act will generally invest in instruments with remaining maturities not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. The Firstar Tax-Exempt Money Market Fund may purchase only securities which are rated in the highest short-term rating category by at least two nationally recognized rating agencies (or one such rating if only one agency has rated the instrument) or that are determined to be of comparable quality. The FAF Tax Free Obligations Fund, however, may purchase securities which are rated in one of the two highest short-term rating categories by at least two nationally recognized rating agencies (or one such rating if only one agency has rated the instrument) or that are determined to be of comparable quality.

     The Firstar Tax-Exempt Money Market Fund invests principally in municipal securities, which are dollar denominated debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions. As a matter of fundamental policy, at least 80% of its net assets must be invested in securities the interest on which is exempt from federal income taxes except during defensive periods or during periods of unusual market conditions. For purposes of this fundamental policy, municipal securities subject to the Federal alternative minimum income tax are considered taxable. The FAF Tax Free Obligations Fund has a similar non-fundamental policy of investing at least 80% of its total assets in municipal securities that pay interest which is exempt from federal income tax, including the federal alternative minimum tax.

     OTHER INVESTMENT POLICIES. The Firstar Tax-Exempt Money Market Fund, unlike the FAF Tax Free Obligations Fund, may invest more than 25% of its total assets in municipal securities (i) issued by entities located in the same state the interest on which is paid solely from the revenue of similar projects and
(ii) covered by insurance policies. Each of the Funds may invest in other money market funds that invest in the same types of securities that such Fund invests in, including money market funds advised by U.S. Bank National Association or any affiliate in accordance with an exemptive order issued by the SEC.

     The Firstar Tax-Exempt Money Market Fund, unlike the FAF Tax Free Obligations Fund, however, may not invest in stripped U.S. government securities, tax-exempt partnership interests, beneficial interests in trusts, or repurchase agreements. The FAF Tax Free Obligations Fund, unlike the Firstar Tax-Exempt Money Market Fund, may not invest in reverse repurchase agreements. Both Funds may invest in when-issued and delayed delivery securities.

     The Firstar Tax-Exempt Money Market Fund and FAF Tax Free Obligations Fund may each lend portfolio securities representing up to 30% and 33.3%, respectively, of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. The FAF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAF Tax Free Obligations Fund to make loans to the extent permitted under the 1940 Act. The FAF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAF Tax Free Obligations Fund may not lend portfolio securities in an amount to exceed 33.3% of the value of its total assets.

3. FIRSTAR OHIO TAX-EXEMPT MONEY MARKET FUND/FAF OHIO TAX FREE OBLIGATIONS FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Ohio Tax-Exempt Money Market Fund: to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

     (b) FAF Ohio Tax Free Obligations Fund: seeks maximum current income that is exempt from federal income tax and Ohio state and municipal income tax to the extent consistent with the preservation of capital and maintenance of liquidity. This investment objective is fundamental and may not be changed by the FAF Board of Directors without shareholder approval.

     PRINCIPAL INVESTMENT STRATEGIES. The Firstar Ohio Tax-Exempt Money Market Fund and the FAF Ohio Tax Free Obligations Fund are money market funds and in accordance with Rule 2a-7 under the 1940 Act will generally invest in instruments with remaining maturities not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. Both Funds may purchase only securities that are rated in one of the two highest short-term rating categories by at least two nationally recognized rating agencies (or one such rating if only one agency has rated the instrument) or that are determined to be of comparable quality.

     The Firstar Ohio Tax-Exempt Money Market Fund invests its assets so that at least 80% of its annual interest income is exempt from federal income tax, not subject to the alternative minimum tax and exempt from the personal income taxes imposed by the state of Ohio and Ohio municipalities. In addition, the Fund will invest its assets so that under normal circumstances, at least 65% of the value of its total assets will be invested in Ohio municipal securities exempt from regular federal income tax and Ohio state personal income tax. The FAF Ohio Tax Free Obligations Fund invests its assets so that at least 80% of its total assets are invested in municipal securities that pay interest that is exempt from federal and Ohio state and municipal income tax, including the federal alternative minimum tax. The Firstar Ohio Tax-Exempt Money Market Fund may invest more than 25% of its total assets in securities credit enhanced by banks. In addition, the Firstar Ohio Tax-Exempt Money Market Fund invests in participation interests, municipal leases and variable rate demand notes. Although the FAF Ohio Tax Free Obligations Fund has similar investment policies, they are not principal investment strategies.

     OTHER INVESTMENT POLICIES. Each of the Funds may invest in other money market funds that invest in the same types of securities that such Fund invests in, including money market funds advised by U.S. Bank National Association or any affiliate in accordance with an exemptive order issued by the SEC.

     Unlike the Firstar Ohio Tax-Exempt Money Market Fund, the FAF Ohio Tax Free Obligations Fund may lend portfolio securities to the extent permitted under the 1940 Act. The FAF Ohio Tax Free Obligations Fund also has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33.3% of the value of its total assets.

     The Firstar Ohio Tax-Exempt Money Market Fund, unlike the FAF Ohio Tax Free Obligations Fund, may invest more than 25% of the value of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the municipality. If the value of the Fund assets invested in the securities of a governmental sub-division changes because of changing values, the Fund will not be required to make any reduction in its holdings. Both Funds may invest in when-issued or delayed delivery securities.

4. FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND/FAF GOVERNMENT OBLIGATIONS FUND

INVESTMENT OBJECTIVES:

     (a) Firstar U.S. Government Money Market Fund: to provide a high level of taxable current income consistent with liquidity, the preservation of capital and a stable net asset value (irrespective of state income tax considerations). This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

     (b) FAF Government Obligations Fund: seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. This investment objective is fundamental and may not be changed by the FAF Board of Directors without shareholder approval.

     PRINCIPAL INVESTMENT STRATEGIES. The Firstar U.S. Government Money Market Fund and the FAF Government Obligations Fund are money market funds and in accordance with Rule 2a-7 under the 1940 Act will generally invest in instruments with remaining maturities not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days.

     In normal market conditions, the Firstar U.S. Government Money Market Fund intends to invest at least 65% of its total assets in debt obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. The Firstar U.S. Government Money Market Fund may also invest in variable and floating rate instruments and repurchase agreements. The Firstar U.S. Government Money Market Fund, unlike the FAF Government Obligations Fund, may enter into reverse repurchase agreements. The Firstar U.S. Government Money Market Fund and FAF Government Obligations Fund may lend portfolio securities representing up to 30% and 33.3%, respectively, of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. Unlike the FAF Government Obligations Fund, securities lending is not a principal investment strategy of the Firstar U.S. Government Money Market Fund. The FAF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAF Government Obligations Fund to make loans to the extent permitted under the 1940 Act. The FAF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAF Government Obligations Fund may not lend portfolio securities in an amount to exceed 33.3% of the value of its total assets.

     OTHER INVESTMENT POLICIES: Each of the Funds may invest in other money market funds that invest in the same types of securities that such Fund invests in, including money market funds advised by U.S. Bank National Association or any affiliate of either in accordance with an exemptive order issued by the SEC. The Firstar U.S. Government Money Market Fund may invest in reverse repurchase agreements, the FAF Government Obligations Fund may not. The FAF Government Obligations Fund, unlike the Firstar U.S. Government Money Market Fund, may invest in when-issued and delayed delivery securities.

5. FIRSTAR U.S. TREASURY MONEY MARKET FUND (INSTITUTIONAL SHARES)/FAF TREASURY OBLIGATIONS FUND

INVESTMENT OBJECTIVES:

     (a) Firstar U.S. Treasury Money Market Fund: Seeks stability of principal and current income consistent with stability of principal. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

     (b) FAF Treasury Obligations Fund: Seeks maximum current income consistent with the preservation of capital and maintenance of liquidity. This investment objective is fundamental and may not be changed by the FAF Board of Directors without shareholder approval.

     PRINCIPAL INVESTMENT STRATEGIES. The Firstar U.S. Treasury Money Market Fund and the FAF Treasury Obligations Fund are money market funds and in accordance with Rule 2a-7 under the 1940 Act will generally invest in instruments with remaining maturities not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. Each Fund invests exclusively in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. Both Funds may purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.

     OTHER INVESTMENT POLICIES. Both Funds also may enter into reverse repurchase agreements. Each of the Funds may invest in other money market funds that invest in the same types of securities that such Fund invests in, including money market funds advised by U.S. Bank National Association or any affiliate in accordance with an exemptive order issued by the SEC.

     The Firstar U.S. Treasury Money Market Fund and FAF Treasury Obligations Fund may lend portfolio securities representing up to 30% and 33.3%, respectively, of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. The FAF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAF Treasury Obligations Fund to make loans to the extent permitted under the 1940 Act. The FAF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAF Treasury Obligations Fund may not lend portfolio securities in an amount to exceed 33.3% of the value of its total assets.

6. FIRSTAR U.S. TREASURY MONEY MARKET FUND (RETAIL A SHARES)/FAF TREASURY RESERVE FUND

INVESTMENT OBJECTIVES:

     (a) Firstar U.S. Treasury Money Market Fund: Seeks stability of principal and current income consistent with stability of principal. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

     (b) FAF Treasury Reserve Fund: Seeks maximum current income consistent with the preservation of capital and maintenance of liquidity. This investment objective is fundamental and may not be changed by the FAF Board of Directors without shareholder approval.

     PRINCIPAL INVESTMENT STRATEGIES. The Firstar U.S. Treasury Money Market Fund and the FAF Treasury Reserve Fund are money market funds and in accordance with Rule 2a-7 under the 1940 Act will generally invest in instruments with remaining maturities not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. Each Fund invests exclusively in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. Both Funds may purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.

     OTHER INVESTMENT POLICIES. The Funds also may enter into reverse repurchase agreements. Each of the Funds may invest in other money market funds that invest in the same types of securities that such Fund invests in, including money market funds advised by U.S. Bank National Association or any affiliate in accordance with an exemptive order issued by the SEC.

     The Firstar U.S. Treasury Money Market Fund and FAF Treasury Reserve Fund may each lend portfolio securities representing up to 30% and 33.3%, respectively, of the value of their total assets to broker-dealers, bank or other institutional borrowers of securities. The FAF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAF Treasury Reserve Fund to make loans to the extent permitted under the 1940 Act. The FAF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAF Treasury Reserve Fund may not lend portfolio securities in an amount to exceed 33.3% of the value of its total assets.

     INVESTMENT ADVISORY SERVICES. Asset Management serves as investment adviser to the Firstar Funds and FAF Fund and will continue to serve as investment adviser to the FAF Funds upon consummation of the Reorganization. (Prior to the consolidation of FAAM and FIRMCO into Asset Management on May 2, 2001, FAAM served as investment adviser to the FAF Funds and FIRMCO served as investment adviser to the Firstar Funds.)

     The following table shows the contractual investment advisory fee ratio for each Firstar Fund and the Fund into which such Firstar Fund (or a particular class of shares) are being reorganized. The table also shows the respective investment advisory fee rates paid to the investment adviser after taking into account contractual fee waivers. The fees for the Firstar Funds are as of March 31, 2001. The fees for the FAF Funds (both before and after waivers) represent the pro forma annualized advisory fees based upon fee arrangements that will be in place upon consummation of the Reorganization.

                                    TABLE V

                      INVESTMENT ADVISORY FEE INFORMATION

                                                                                                         ADVISORY FEES
                                                                                                         BEFORE/AFTER
                                                                                                            WAIVERS
                                                                                                          (PRO FORMA
                                            ADVISORY FEES                                                AFTER GIVING
                                            BEFORE/AFTER                                                 EFFECT TO THE
FIRSTAR FUND                                   WAIVERS      FAF FUND                                    REORGANIZATION)
------------                                -------------   --------                                    ---------------
Firstar Money Market Fund.................   0.50%/0.50%    FAF Prime Obligations Fund................    0.35%/0.32%
-----------------------------------------------------------------------------------------------------------------------
Firstar Institutional Money Market Fund...   0.46%/0.28%    FAF Prime Obligations Fund................    0.35%/0.32%
-----------------------------------------------------------------------------------------------------------------------
Firstar Tax-Exempt Money Market Fund......   0.50%/0.50%    FAF Tax Free Obligations Fund.............    0.35%/0.31%
-----------------------------------------------------------------------------------------------------------------------
Firstar Ohio Tax-Exempt Money Market                        FAF Ohio Tax Free Obligations (shell).....    0.35%/0.30%
  Fund....................................   0.50%/0.34%
-----------------------------------------------------------------------------------------------------------------------
Firstar U.S. Government Money Market                        FAF Government Obligations Fund...........    0.35%/0.31%
  Fund....................................   0.50%/0.33%
-----------------------------------------------------------------------------------------------------------------------
Firstar U.S. Treasury Money Market Fund                     FAF Treasury Obligations Fund.............    0.35%/0.31%
  (Institutional Shares)..................   0.44%/0.44%
-----------------------------------------------------------------------------------------------------------------------
Firstar U.S. Treasury Money Market Fund                     FAF Treasury Reserve Fund (shell).........    0.35%/0.21%
  (Retail A Shares).......................   0.44%/0.44%
-----------------------------------------------------------------------------------------------------------------------

     In addition to the compensation stated above, Asset Management is entitled to 4/10ths of the gross income earned by each Firstar Fund (other than the Firstar Ohio Tax-Exempt Money Market Fund) on each loan of its portfolio securities, excluding capital gains or losses, if any. Also in connection with lending their portfolio securities, the FAF Funds pay administrative and custodial fees to U.S. Bank National Association which are equal to 40% of the FAF Funds' income from these securities lending transactions.

ADMINISTRATION AGREEMENTS.

     Firstar has entered into an Administration Agreement with Firstar Mutual Fund Services LLC ("FMFS"). Under the Administration Agreement, FMFS provides various administrative, accounting and corporate secretarial services to the Firstar Funds. FMFS is entitled to receive a fee for its administrative services, computed daily and payable monthly, at the annual rate of 0.125% of Firstar's first $2 billion of average aggregate daily net assets, plus 0.10% of Firstar's average aggregate daily net assets in excess of $2 billion.

     FAF has entered into an Administration Agreement with U.S. Bank National Association. Under the Administration Agreement, Asset Management is compensated to provide, or, compensates other entities to provide services to the Funds. These services include: various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services and shareholders services. The FAF Funds pays U.S. Bank National Association fees which are calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.070% of the aggregate average daily assets of all open-end mutual funds in the First American Fund Family up to $8 billion, and 0.055% of the aggregate average daily net assets of all open-end mutual funds in the First American Fund Family in excess of $8 billion.

     Effective at the time of the Reorganization, FAF will enter into an Administration Agreement with Asset Management and FMFS. Under the Administration Agreement, Asset Management and FMFS (together, the "Co-Administrators") will provide various administrative, accounting, transfer agency and corporate secretarial services to the FAF Fund. The Co-Administrators will be entitled to receive a fee for their administrative services, computed daily and payable monthly, based on the combined average daily net assets of the First American Fund Family and on the following fee schedule:

                                                                    FAF
FIRST AMERICAN FUND FAMILY ASSETS                              (ALL CLASSES        FAF
UNDER MANAGEMENT (IN BILLIONS)                                EXCEPT CLASS S)    CLASS S
---------------------------------                             ---------------    -------
First $8 billion............................................        0.15%          0.20%
Next $17 billion............................................       0.135%         0.185%
Next $25 billion............................................        0.12%          0.17%
Assets over $50 billion.....................................        0.10%          0.15%

     FAF will be charged an administrative fee calculated by multiplying the total of all First American Fund Family assets under management by the above fee schedule. The product of such calculation is then multiplied by a fraction, the numerator of which will be FAF's total assets and the denominator of which will be the total assets of the First American Fund Family. FAF's total administrative fee will then be allocated among each share class of each FAF Fund proportionally based on net asset value ("NAV") per share.

OTHER SERVICE PROVIDERS FOR THE FAF FUNDS AND THE FIRSTAR FUNDS.

     FAF and Firstar have different administrators, transfer agents, custodians, distributors and independent accountants. Upon completion of the Reorganization, FAF plans to engage Quasar Distributors, LLC as FAF's distributor, Asset Management and FMFS as FAF's co-administrators, and FMFS as FAF's transfer agent (as part of the Co-Administration Agreement). In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

                                       FIRSTAR              FAF PRE-REORGANIZATION       FAF POST-REORGANIZATION
                                       -------              ----------------------       -----------------------
Distributor                  Quasar Distributors, LLC     SEI Investments              Quasar Distributors, LLC
                                                          Distribution Co.
Administrator                FMFS                         U.S. Bank National           Asset Management and FMFS
                                                          Association
Transfer Agent               FMFS                         U.S. Bank National           FMFS
                                                          Association
Custodian                    Firstar Bank, N.A.           U.S. Bank National           U.S. Bank National
                                                          Association                  Association
Independent Accountants      PricewaterhouseCoopers LLP   Ernst & Young, LLP           Ernst & Young, LLP

SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR FIRSTAR.

     Retail A Shares. Each Firstar Fund (other than the Firstar Institutional Money Market Fund) offers Retail A Shares. Retail A Shares of each Firstar Fund do not charge a front-end sales load at the time of purchase or a contingent deferred sales charge ("CDSC") at the time of redemption.

     Firstar has adopted a Distribution and Service Plan for Retail A Shares of the Firstar Funds. Firstar also has adopted a Service Plan for Retail A Shares of the Firstar Funds. Under each of these Plans, Service Organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Retail A Shares covered by their respective agreements for distribution and/or shareholder support services, as the case may be. The Firstar Funds do not intend to pay distribution (12b-1) fees with respect to Retail A Shares during the current fiscal year for the Tax-Exempt Money Market Fund, Ohio Tax-Exempt Money Market Fund and U.S. Government Money Market Fund. Shareholder support services provided under the Plans may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Retail A Shares; providing sub-accounting services; and forwarding sales literature and advertising.

     Institutional Shares and Shares. The Firstar Tax-Exempt, Ohio Tax-Exempt, U.S. Government and U.S. Treasury Money Market Funds offer Institutional Shares, and the Firstar Institutional Money Market

Fund offers Shares. Institutional Shares and Shares are offered at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

     Firstar has adopted a Service Plan for Shares of the Firstar Institutional Money Market, and Institutional Shares of the Tax-Exempt Money Market, Ohio Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds pursuant to which service organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Institutional Shares or Shares covered by their agreements for shareholder support services. Shareholder support services may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Institutional Shares or Shares; providing sub-accounting services; and forwarding shareholder communications.

SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR FAF.

     Class A Shares. Each FAF Fund offers Class A Shares. Class A Shares of each FAF Money Market Fund do not charge a front-end sales load at the time of purchase or a CDSC. The FAF Funds do not impose any sales charges (loads) or other fees when you buy, sell or exchange shares.

     FAF has adopted a Distribution Plan for Class A Shares which provides that a Fund may pay FAF's distributor a fee of up to 0.25% (0.50% for the FAF Treasury Reserve Fund) of the average daily net assets attributable to Class A Shares. The Class A Share 12b-1 fee is a shareholder servicing fee for each FAF Fund except the FAF Treasury Reserve Fund. The Funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. Distribution services and expenses include compensating dealers for sales of Class A Shares, payments for other advertising and promotional expenses, preparation and distribution of sales literature and expenses incurred in connection with the costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors. The Distribution Plan for Class A Shares provides that a Fund may pay the distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class A Shares, which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts.

     Class I Shares. The FAF Prime Obligations Fund offers Class I Shares. Class I Shares are sold at net asset value without the imposition of a front-end sales load at the time of purchase, or a CDSC at the time of redemption. Class I Shares of the FAF Funds do not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. Class I Shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class I Shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts.

     FAF does not have a Distribution Plan or a shareholder service plan for its Class I Shares.

     Class S Shares. Each FAF Fund (other than the FAF Treasury Reserve Fund) offers Class S Shares. Class S Shares are sold at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption. Class S Shares of the FAF Funds do not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. Class S Shares are offered through banks and other financial institutions that have entered into sales agreements with the Funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class S Shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts.

     FAF does not have a Distribution Plan for its Class S Shares but Class S Shares pay shareholder servicing fees of up to 0.25% of the average daily net assets attributable to Class S Shares.

SHAREHOLDER TRANSACTIONS AND SERVICES OF FIRSTAR AND THE FAF FUNDS

     This section compares the shareholder transactions and services of the Firstar Funds and the FAF Funds.

A.  Purchase Policies

     The following chart compares the existing purchase policies of the FAF Funds and the Firstar Funds.

                                         FIRSTAR FUNDS:                      FAF FUNDS:
                                 INSTITUTIONAL SHARES AND SHARES     CLASS S AND CLASS I SHARES
                                 -------------------------------     --------------------------
Minimum Initial Investment       No minimum investment, except      None.
                                 for the Institutional Money
                                 Market Fund where the minimum
                                 initial investment is
                                 $1,000,000 by an individual or
                                 combination of accounts.

                                        FIRSTAR FUNDS:                    FAF FUNDS:
                                       RETAIL A SHARES                  CLASS A SHARES
                                       ---------------                  --------------
Minimum Initial Investment       $1,000 for a regular            $1,000 for a regular
                                 account; ($250 for a            account; ($250 for a
                                 retirement plan or a Uniform    retirement plan or a Uniform
                                 Gifts to Minors Act/Uniform     Gifts to Minors Act/Uniform
                                 Transfers to Minors Act         Transfers to Minors Act
                                 (UGMA/UTMA account).            (UGMA/UTMA account).

                                         FIRSTAR FUNDS:                      FAF FUNDS:
                                 INSTITUTIONAL SHARES AND SHARES     CLASS S AND CLASS I SHARES
                                 -------------------------------     --------------------------
Minimum Subsequent Investments   None.                              None.

                                        FIRSTAR FUNDS:                    FAF FUNDS:
                                       RETAIL A SHARES                  CLASS A SHARES
                                       ---------------                  --------------
Minimum Subsequent Investments   $100 for a regular account;     $100 for a regular account;
                                 ($25 for a retirement plan      ($25 for a retirement plan
                                 or UGMA/UTMA account).          or an UGMA/UTMA account).

                                         FIRSTAR FUNDS:                      FAF FUNDS:
                                 INSTITUTIONAL SHARES AND SHARES     CLASS S AND CLASS I SHARES
                                 -------------------------------     --------------------------
Purchase Methods                 Purchases are effected pursuant    Follow established
                                 to a customer's account at         procedures of customer's
                                 Firstar Bank, N.A. Trust           financial institution.
                                 Department or at another chosen    Purchase must be made by
                                 institution or broker-dealer       wire transfer.
                                 pursuant to procedures
                                 established in connection with
                                 the requirements of the
                                 account.

                                        FIRSTAR FUNDS:                    FAF FUNDS:
                                       RETAIL A SHARES                  CLASS A SHARES
                                       ---------------                  --------------
Purchase Methods                 Through a shareholder           Through your investment
                                 organization; by mail;          professional or financial
                                 automatically through the       institution; directly from
                                 Periodic Investment Plan and    the Fund by mail; by
                                 ConvertiFund account; by        telephone; and through
                                 telephone; by wire; and by      automatic investment.
                                 Internet (except for initial
                                 purchases).

B.  Redemption Procedures

                                        FIRSTAR FUNDS:                    FAF FUNDS:
                                     INSTITUTIONAL SHARES         CLASS S AND CLASS I SHARES
                                     --------------------         --------------------------
Through a broker-dealer, other   Yes                             Yes
financial organization, or
shareholder organization
By mail; telephone; wire; or     Follow established              Follow established
internet                         procedures of customer's        procedures of customer's
                                 financial institution.          financial institution.
By systematic withdrawal plan    No                              No
Checkwriting feature             No                              No

                                        FIRSTAR FUNDS:                    FAF FUNDS:
                                       RETAIL A SHARES                  CLASS A SHARES
                                       ---------------                  --------------
Through a broker-dealer, other   Yes                             Yes
financial organization, or
shareholder organization
By mail                          Yes (a signature guarantee      Yes (a signature guarantee
                                 may be required)                may be required)
By telephone                     Yes (minimum $500)              Yes ($50,000 phone
                                                                 redemption maximum per day)
By wire                          No                              Yes (if the proceeds are at
                                                                 least $1,000 and you have
                                                                 previously supplied your
                                                                 bank account information to
                                                                 the fund).
By systematic withdrawal plan    Yes ($5,000 account minimum     Yes ($5,000 account
                                 and $50 minimum per             minimum).
                                 transaction).
By Internet                      Yes (maximum redemption         No
                                 amount for Internet
                                 redemptions is $25,000)
Checkwriting feature             Yes for Retail A Shares         Yes ($100 minimum)
                                 ($250 minimum)

     Each of the Firstar Funds may redeem a shareholder's account Retail A if the balance in such shareholder's account falls below $1,000 as a result of selling or exchanging shares. In such event, Firstar will provide shareholders with 60 days' written notice of such fact and an opportunity to raise the account balance prior to any redemption.

     Each of the FAF Funds may redeem Class A Shares if a shareholder's account with the FAF Funds drops below $500. If a shareholder's account falls below the minimum required investment as a result of selling or exchanges of shares, FAF reserves the right to either deduct a $25 annual account maintenance fee or close your account and send you the proceeds, less any applicable CDSC. Before taking any action, however, FAF will send written notice of the action it intends to take and give the shareholders 30 days to re-establish a minimum account balance of $500.

C.  Share Exchanges

                                        FIRSTAR FUNDS:
                                     INSTITUTIONAL SHARES                 FAF FUNDS:
                                          AND SHARES              CLASS S AND CLASS I SHARES
                                     --------------------         --------------------------
Through a broker-dealer, other   Yes                             Yes
financial organization, or
shareholder organization
By mail/By telephone             Follow established              Follow established
                                 procedures of customer's        procedures of customer's
                                 financial institution.          financial institution.
Minimum                          $1,000                          Follow established
                                                                 procedures of customer's
                                                                 financial institution.

                                        FIRSTAR FUNDS:                    FAF FUNDS:
                                       RETAIL A SHARES                  CLASS A SHARES
                                       ---------------                  --------------
Through a broker-dealer or       Yes                             Yes
other financial organization
By mail                          Yes                             Yes
By telephone                     Yes (privilege automatically    Yes (privilege automatically
                                 applies to all shareholders)    applies to all shareholders)
Through ConvertiFund             Yes                             No
Minimum                          $1,000                          None

     More Information about Exchanging Shares

     Firstar Funds

     Generally, any share class of a Firstar Fund is exchangeable for the same share class of another Firstar Fund, provided you are eligible to purchase that share class or Fund at the time of the exchange.

     Shares of the Institutional Money Market Fund are not exchangeable for Retail A or Retail B Shares of any non-money market fund.

     Unless you qualify for a sales charge exemption, an initial sales charge will be imposed on the exchange if the shares of the Firstar Fund being acquired have an initial sales charge and the shares being redeemed were purchased without a sales charge. Money Market Fund Retail A Shares acquired in an exchange for Retail B Shares will be subject to a CDSC upon redemption in accordance with this Prospectus.

     FAF Funds

     Generally, you may exchange your shares only for shares of the same class of another First American Fund. When you exchange your Class A Shares for another First American Fund you will have to pay the sales charge imposed by the Fund unless your money market fund shares were originally issued in exchange for shares of a First American Fund that had a sales charge.

D.  Pricing of Shares for each of the FAF Funds and Firstar Funds

     The price per share (the offering price) will be the NAV next determined after a Fund receives your purchase order.

     For processing purchase and redemption orders, the NAVs per share of the FAF Funds are calculated at 3:00 p.m. Central Standard time each business day and the NAVs per share of the Firstar Funds are calculated each business day at 11:30 a.m. Central Standard time (9:00 a.m. Central Standard time for the Firstar Ohio Tax-Exempt Money Market Fund and 1:00 p.m. Central Standard time for the Firstar U.S. Treasury Money Market Fund and Firstar Institutional Money Market Fund).

     NAVs for the FAF Funds and the Firstar Funds is determined on any day that the New York Stock Exchange and federally chartered banks (FAF) or the Federal Reserve's Fedline System (Firstar) are open for business.

     For the Firstar Funds, purchase requests for a money market fund received in proper form prior to the times listed below on a business day for the Funds will generally be processed on the same day. Ohio Tax-Exempt Money Market
Fund -- 9:00 a.m. Central Standard time; Money Market, Tax-Exempt and U.S. Government Money Market Funds -- 11:30 a.m. Central Standard time; and U.S. Treasury Money Market and Institutional Money Market Funds -- 1:00 p.m. Central Standard time.

     For the FAF Funds, in order for shares to be purchased at that day's prices, your investment professional or financial institution must transmit orders to the funds by 11:30 a.m. Central Standard time for Tax Free Obligations Fund and 3:00 p.m. Central Standard time for Government Obligations Fund, Prime Obligations Fund, Treasury Obligations and Treasury Reserve Fund. Your investment professional or financial institution will specify the time by which they must receive your purchase order to assure same day processing. If you are paying by wire, you may purchase shares by calling before 11:30 a.m. Central Standard time for Tax Free Obligations Fund, and before 3:00 p.m. Central Standard time for Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and Treasury Reserve Fund.

E. Dividends for each of the Firstar Funds and FAF Funds are declared and paid as follows:

                                     DIVIDEND                                           DIVIDEND
                                     DECLARED/                                          DECLARED/
           FIRSTAR FUND                PAID                     FAF FUND                  PAID
           ------------              ---------                  --------                ---------
Money Market Fund                       D/M        Prime Obligations Fund                  D/M
Institutional Money Market Fund         D/M
Tax-Exempt Money Market Fund            D/M        Tax Free Obligations Fund               D/M
Ohio Tax-Exempt Money Market Fund       D/M        Ohio Tax Free Obligations Fund          D/M
U.S. Government Money Market Fund       D/M        Government Obligations Fund             D/M
U.S. Treasury Money Market Fund         D/M        Treasury Obligations Fund               D/M
                                                   Treasury Reserve Fund                   D/M
        D/M = Daily/Monthly

PERFORMANCE COMPARISONS OF THE EXISTING FAF FUNDS AND THE FIRSTAR FUNDS.

     The following section is a comparison of the total return performance of the Firstar Funds with the Existing FAF Funds. The total returns of the FAF Funds are competitive with those of the Firstar Funds as shown below. No Class S Shares of the FAF Funds and no Class I Shares of the Prime Obligations Fund were outstanding as of March 31, 2001. In addition, comparisons of the total returns of Retail A and Institutional Shares for the Firstar Ohio Tax-Exempt Money Market Fund and Retail A Shares of Firstar U.S. Treasury Money Market Fund are not set forth below, since these portfolios are being reorganized into FAF Funds that have not commenced operations. Performance shown is based on historical earnings and is not predictive of future performance. Performance reflects reinvestment of dividends and other earnings. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would be reduced.

                            TOTAL RETURN PERFORMANCE
                                (AS OF 12/31/00)

                                                      FIRSTAR                  FAF
                                                 MONEY MARKET FUND    PRIME OBLIGATIONS FUND
                                                 -----------------    ----------------------
                                                  RETAIL A SHARES         CLASS A SHARES
                                                 -----------------    ----------------------
Average Annual Total Return:
1 Year.........................................  5.79%                5.79%
5 Years........................................  5.12%                5.10%
10 Years.......................................  4.69%                N/A
Since Inception................................  N/A (3/16/88)        5.16% (1/21/95)
Year to Date Total Returns Through March 31,
  2001.........................................  1.25%                1.28%

Total Return:
Best Quarter...................................  1.66%/'91Q1          1.49%/'00Q4
Worst Quarter..................................  0.64%/'93Q2          1.05%/'99Q2

                                                      FIRSTAR                  FAF
                                                 TAX-EXEMPT MONEY      TAX FREE OBLIGATIONS
                                                    MARKET FUND                FUND
                                                 -----------------    ----------------------
                                                  RETAIL A SHARES         CLASS A SHARES
                                                 -----------------    ----------------------
Average Annual Total Return:
1 Year.........................................  3.44%                3.46%
5 Years........................................  3.03%                2.88%
10 Years.......................................  3.00%                N/A
Since Inception................................  N/A (6/27/88)        2.91% (1/9/95)
Year to Date Total Returns Through March 31,
  2001.........................................  0.70%                0.68%

Total Return:
Best Quarter...................................  1.08%/'91Q2          0.91%/'00Q4
Worst Quarter..................................  0.50%/'94Q1          0.56%/'99Q1

                                                     FIRSTAR                    FAF
                                              U.S. GOVERNMENT MONEY    GOVERNMENT OBLIGATIONS
                                                   MARKET FUND                  FUND
                                              ---------------------    ----------------------
                                                 RETAIL A SHARES           CLASS A SHARES
                                              ---------------------    ----------------------
Average Annual Total Return:
1 Year......................................  5.65%                    5.73%
5 Years.....................................  4.97%                    N/A
10 Years....................................  4.54%                    N/A
Since Inception.............................  N/A (8/1/88)             5.01% (4/29/98)
Year to Date Total Returns Through March 31,
  2001......................................  1.23%                    1.25%

Total Return:
Best Quarter................................  1.53%/'91Q1              1.48%/'00Q4
Worst Quarter...............................  0.63%/'93Q2              1.04%/'99Q2

     SHARE STRUCTURE. Both Firstar and FAF are registered as open-end management investment companies under the 1940 Act. Currently, Firstar offers thirty-four funds, thirty-three of which are involved in the First

American Funds reorganizations. FAF currently offers four funds and will offer six funds immediately after the Reorganization.

     Firstar was organized as a Wisconsin corporation on February 15, 1988 and is subject to the provisions of its Articles of Incorporation and By-laws. FAF was organized as a Minnesota corporation and is subject to the provisions of its Articles of Incorporation and By-Laws. Firstar's Articles of Incorporation authorizes the Board of Directors to issue an indefinite number of shares of common stock with a par value of $.0001 per share and to classify and reclassify any particular class of shares into one or more additional series of shares. FAF's Articles of Incorporation authorizes the Board of Directors to issue full and fractional shares of capital stock ($0.01 par value per share) and classify or reclassify any unissued shares into one or more classes or series. In general, the charter documents governing Firstar are similar to those documents governing FAF. Although the rights of a shareholder of a Wisconsin corporation may vary in certain respects from the rights of a shareholder of a Minnesota corporation, the attributes of a share of common stock of each corporation are comparable, and shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

     Additional information concerning the attributes of the shares issued by Firstar and FAF is included in their respective Prospectuses and statement of additional information, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Firstar Funds and FAF can be found in "Shareholder Transactions and Services of the Firstar Funds and the FAF Funds."

                                 VOTING MATTERS

     GENERAL INFORMATION. The Board of Directors of Firstar is furnishing this Proxy Statement/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Firstar may also solicit proxies by telephone or otherwise. In this connection, Firstar has retained ADP Proxy Services ("ADP") and Georgeson Shareholder Communications Inc. ("Shareholder Communications") to assist in the solicitation of proxies for the Reorganization. Shareholders may vote (1) by mail by marking, signing, dating and returning the enclosed proxy card in the enclosed postage-paid envelope, (2) by touch-tone voting or (3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Firstar a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. As the Special Meeting date approaches, shareholders of each Firstar Fund may receive a telephone call from a representative of Shareholder Communications if their votes have not yet been received. Authorization to permit ADP or Shareholder Communications to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of Firstar. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Directors believe that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.

     In all cases where a telephonic proxy is solicited, the Shareholder Communications representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to Shareholder Communications, then the Shareholder Communications representative has the responsibility to explain the process, to read the proposals on the proxy card, and ask for the shareholder's instructions on the proposal. The Shareholder Communications representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth on the proxy statement. Shareholder Communications will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Shareholder Communications immediately if his or her instructions are not correctly reflected in the confirmation.

     Any expenses incurred as a result of hiring ADP, Shareholder Communications or any other proxy solicitation agent will be borne by U.S. Bancorp or its affiliates. It is anticipated that the cost associated with using a proxy solicitation agent will be approximately $45,000 for the thirty-three Firstar investment portfolios involved in the First American Funds reorganizations.

     Only shareholders of record at the close of business on June 22, 2001 will be entitled to vote at the Special Meeting. On that date, the following Firstar shares were outstanding and entitled to be voted:

                                                              SHARES OUTSTANDING
FIRSTAR FUND                                                 AND ENTITLED TO VOTE
------------                                                 --------------------
Money Market Fund
  Retail A Shares..........................................       442,720,808
Institutional Money Market Fund
  Shares...................................................     2,682,529,380
Tax-Exempt Money Market Fund
  Retail A Shares..........................................       183,024,061
  Institutional Shares.....................................       430,769,417
Ohio Tax-Exempt Money Market Fund
  Retail A Shares..........................................           469,389
  Institutional Shares.....................................        77,101,905
U.S. Government Money Market Fund
  Retail A Shares..........................................        12,644,215
  Institutional Shares.....................................        59,350,633
U.S. Treasury Money Market Fund
  Retail A Shares..........................................     2,520,806,361
  Institutional Shares.....................................     2,800,834,293

     Each whole and fractional share of a Firstar Fund is entitled to a whole or fractional vote, as the case may be.

     If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

     SHAREHOLDER AND BOARD APPROVALS. The Reorganization is being submitted for approval at the Special Meeting of Firstar's shareholders pursuant to Firstar's Articles of Incorporation and By-Laws, and was unanimously approved by Firstar's Board of Directors at a meeting held on April 26, 2001 and ratified on May 22, 2001. The Firstar Board of Directors has conclusively determined that the reorganization of each Firstar Fund affects only the interests of the shareholders of that Firstar Fund. Accordingly, the shareholders of each Firstar Fund will vote only to approve or withhold approval of the reorganizations of the Firstar Fund for which they are shareholders and not the reorganizations of the Firstar Funds for which they are not shareholders. If a quorum exists with respect to proposal one, the reorganization of a particular Firstar Fund is approved if the votes cast within a particular Firstar Fund favoring the Reorganization exceed the votes cast within a particular Firstar Fund opposing the Reorganization (or in the case of the Firstar U.S. Treasury Money Market Fund, if the votes cast within a particular class favoring the Reorganization exceed the votes cast within a particular class opposing the Reorganization).

     The Reorganization Agreement provides that in the event the Reorganization is approved with respect to less than all of the Firstar Funds, the failure of a Firstar Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Firstar Fund provided the holders of more than 50% of all of the outstanding shares entitled to vote of the Firstar investment portfolios voting in the aggregate have approved the sale of substantially all of the assets of Firstar and the subsequent dissolution of Firstar.

     The reorganization of the thirty-three Firstar investment portfolios will constitute a sale of substantially all of the assets of Firstar. Wisconsin law provides that such a sale cannot be consummated without the approval of the holders of more than 50% of all of the outstanding shares entitled to vote of the Firstar investment portfolios voting in the aggregate. The consummation of the transactions contemplated by the reorganization agreements will constitute the dissolution of Firstar. Wisconsin law requires that the dissolution be approved by the holders of more than 50% of all of the outstanding shares entitled to vote of the Firstar investment portfolios voting in the aggregate.

     The vote of the shareholders of FAF is not being solicited, since their approval or consent is not necessary to effect the Reorganization.

     PRINCIPAL SHAREHOLDERS. As of June 22, 2001, the officers and Directors of Firstar as a group owned or controlled less than 1% of each Firstar Fund's outstanding shares. As of June 22, 2001, the officers and Directors of FAF as a group owned or controlled less than 1% of each FAF's outstanding shares. Table VI(A) shows the name, address and share ownership of each person known to Firstar to have beneficial or record ownership with respect to 5% or more of a class of a Firstar Fund as of June 22, 2001. Table VI(B) shows the name, address and share ownership of each person known to FAF to have beneficial or record ownership with respect to 5% or more of a class of a FAF as of June 22, 2001.

                                  TABLE VI(A)

                                                                                                              PRO FORMA
                                                                CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                  SHARES OWNED;     OF CLASS     OF FUND       OF FUND
FIRSTAR FUND                           NAME AND ADDRESS         TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSING
------------                           ----------------         -----------------  ----------   ----------   ------------
Money Market Fund..............  Firstar Bank, NA               Retail A;              31%          31%           >1%
                                 425 Walnut Street              138,793,122;
                                 Cincinnati, OH 45202           Record
                                 Pacific Century Trust          Retail A;              16%          16%           >1%
                                 PO Box 3170                    72,828,120;
                                 Honolulu, HI 96802             Record
Institutional Money Market
  Fund.........................  Firstar Bank, NA               Institutional;         96%          96%           16%
                                 425 Walnut Street              2,579,078,240;
                                 Cincinnati, OH 45202           Record
Tax-Exempt Money Market Fund...  Firstar Bank, NA               Institutional;         99%          70%           31%
                                 425 Walnut Street              427,415,535;
                                 Cincinnati, OH 45202           Record
                                 Firstar Bank, NA               Retail A;              65%          19%            9%
                                 777 E. Wisconsin Ave.          118,525,506;
                                 Milwaukee, WI 53201            Record
Ohio Money Market Fund.........  Firstar Bank, NA               Institutional;        100%          99%           99%
                                 425 Walnut Street              77,101,904;
                                 Cincinnati, OH 45202           Record
U.S. Government Money Market
  Fund.........................  Firstar Bank, NA               Institutional;        100%          82%            3%
                                 425 Walnut Street              59,242,205;
                                 Cincinnati, OH 45202           Record
U.S. Treasury Money Market
  Fund.........................  Firstar Bank, NA               Retail A;              71%          34%           20%
                                 777 E. Wisconsin Ave           1,785,823,959;
                                 Milwaukee, WI 53201            Record
                                 Firstar Bank, NA               Retail A;              14%           7%            4%
                                 425 Walnut Street              346,500,789;
                                 Cincinnati, OH 45202           Record

                                                                                                              PRO FORMA
                                                                CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                  SHARES OWNED;     OF CLASS     OF FUND       OF FUND
FIRSTAR FUND                           NAME AND ADDRESS         TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSING
------------                           ----------------         -----------------  ----------   ----------   ------------
                                 Firstar Bank, NA               Institutional;         96%          50%           31%
                                 425 Walnut Street              2,684,691,429;
                                 Cincinnati, OH 45202           Record

                                  TABLE VI(B)

                                                                                                              PRO FORMA
                                                                CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                  SHARES OWNED;     OF CLASS     OF FUND       OF FUND
FIRST AMERICAN FUND                    NAME AND ADDRESS         TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSING
-------------------                    ----------------         -----------------  ----------   ----------   ------------
Prime Obligations Fund.........  Omnibus Account                Class Y;                8%           5%             4%
                                 U.S. Bancorp Piper Jaffray     647,221,244.71;
                                 Asset Management, Inc.         Record
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account                Class Y;               49%          28%            24%
                                 U.S. Bank NA                   3,900,432,470.18;
                                 U.S. Bank Trust Center         Record
                                 Attn: Linda Fritz SPER0603
                                 180 5th Street E
                                 Saint Paul, MN 55101-2672
                                 Omnibus Account                Class Y;               31%          18%            15%
                                 FBS Investment Services Inc.   2,509,764,018.38;
                                 100 South 5th Street Suite     Record
                                 1400
                                 Attn: Money Fund Unit R/R
                                 Minneapolis, MN 55402-1217
                                 Omnibus Account                Class Y;                9%           5%             4%
                                 Firstar Bank, NA               692,870,951.98;
                                 P.O. Box 387                   Record
                                 St Louis, MO 63166-0387
                                 Omnibus Account                Class D;               88%           5%             4%
                                 U.S. Bank NA                   643,245,954.00;
                                 U.S. Bank Trust Center         Record
                                 Attn: Linda Fritz SPER0603
                                 180 5th Street E
                                 Saint Paul, MN 55101-2672
                                 Omnibus Account                Class D;               12%           1%             1%
                                 FBS Investment Services Inc.   85,595,670.97;
                                 100 South 5th Street Suite     Record
                                 1400
                                 Attn: Money Fund Unit R/R
                                 Minneapolis, MN 55402-1217
                                 Omnibus Account                Class A;               80%          30%            26%
                                 U.S. Bancorp Piper Jaffray     4,272,193,085.48;
                                 Asset Management, Inc.         Record
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account                Class A;               17%           7%             6%
                                 FBS Investment Services Inc.   931,086,192.57;
                                 100 South 5th Street Suite     Record
                                 1400
                                 Attn: Money Fund Unit R/R
                                 Minneapolis, MN 55402-1217

                                                                                                              PRO FORMA
                                                                CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                  SHARES OWNED;     OF CLASS     OF FUND       OF FUND
FIRST AMERICAN FUND                    NAME AND ADDRESS         TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSING
-------------------                    ----------------         -----------------  ----------   ----------   ------------
                                 Omnibus Account                Class B;               40%          >1%            >1%
                                 U.S. Bancorp Piper Jaffray     2,359,476.71;
                                 Asset Management, Inc.         Record
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account                Class B;                6%          >1%            >1%
                                 U.S. Bancorp Investments Inc.  337,075.10;
                                 FBO 531855831                  Record
                                 100 South Fifth Street Suite
                                 1400
                                 Minneapolis, MN 55402-1217
                                 Omnibus Account                Class C;               78%          >1%            >1%
                                 U.S. Bancorp Piper Jaffray     1,383,026.93
                                 Asset Management, Inc.         Record
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S.
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account                Class C;                6%          >1%            >1%
                                 Donaldson Lufkin Jenrette      109,104.49;
                                 Securities Corp Inc.           Record
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052
Tax Free Obligations Fund......  Omnibus Account                Class A;               99%          42%            33%
                                 U.S. Bancorp Piper Jaffray     331,658,262.26;
                                 Asset Management, Inc.         Record
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 U.S. Bank NA                   Class D;               85%           4%             3%
                                 U.S. Bank Trust Center         29,623,109.00;
                                 Attn: Linda Fritz SPER0603     Record
                                 180 5th Street E
                                 Saint Paul, MN 55101-2672
                                 FBS Investment Services Inc.   Class D;               15%           1%             1%
                                 100 South 5th Street Suite     5,399,740.11;
                                 1400                           Record
                                 Attn: Money Fund Unit R/R
                                 Minneapolis, MN 55402-1217
                                 U.S. Bank NA                   Class Y;               93%          50%            39%
                                 U.S. Bank Trust Center         394,625,696.00;
                                 Attn: Linda Fritz SPER0603     Record
                                 180 5th Street E
                                 Saint Paul, MN 55101-2672
                                 Firstar Bank, NA               Class Y;                6%           3%             3%
                                 P.O. Box 387                   25,420,672.07;
                                 Saint Louis, MO 63166-0387     Record
Government Obligations Fund....  U.S. Bank NA                   Class Y;               54%          26%            25%
                                 U.S. Bank Trust Center         473,798,714.00;
                                 Attn: Linda Fritz SPER0603     Record
                                 180 5th Street E
                                 Saint Paul, MN 55101-2672
                                 FBS Investment Services Inc.   Class Y;               42%          21%            20%
                                 100 South 5th Street Suite     367,581,537.49;
                                 1400                           Record
                                 Attn: Money Fund Unit R/R
                                 Minneapolis, MN 55402-1217

                                                                                                              PRO FORMA
                                                                CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                  SHARES OWNED;     OF CLASS     OF FUND       OF FUND
FIRST AMERICAN FUND                    NAME AND ADDRESS         TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSING
-------------------                    ----------------         -----------------  ----------   ----------   ------------
                                 Omnibus Account                Class D;               99%          23%            22%
                                 U.S. Bank NA                   419,611,184.00;
                                 U.S. Bank Trust Center         Record
                                 Attn: Linda Fritz SPER0603
                                 180 5th Street E
                                 Saint Paul, MN 55101-2672
                                 Omnibus Account                Class A;               92%          25%            24%
                                 U.S. Bancorp Piper Jaffray     449,825,711.59;
                                 Asset Management, Inc.         Record
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account                Class A;                6%           2%             2%
                                 FBS Investment Services Inc.   30,333,905.61;
                                 100 South 5th Street           Record
                                 Suite 1400
                                 Attn: Money Fund Unit R/R
                                 Minneapolis, MN 55402-1217
Treasury Obligations Fund......  Omnibus Account                Class D;              100%          60%            46%
                                 U.S. Bank NA                   4,228,139,828.00;
                                 U.S. Bank Trust Center         Record
                                 Attn: Linda Fritz SPER0603
                                 180 5th Street E
                                 Saint Paul, MN 55101-2672
                                 Omnibus Account                Class Y;               61%          24%            19%
                                 U.S. Bank NA                   1,686,935,929.00;
                                 U.S. Bank Trust Center         Record
                                 Attn: Linda Fritz SPER0603
                                 180 5th Street E
                                 Saint Paul, MN 55101-2672
                                 Omnibus Account                Class Y;               18%           7%             5%
                                 FBS Investment Services Inc.   496,429,341.77;
                                 100 South 5th Street Suite     Record
                                 1400
                                 Attn: Money Fund Unit R/R
                                 Minneapolis, MN 55402-1217
                                 Omnibus Account                Class Y;               20%           8%             6%
                                 Firstar Bank, NA               538,638,507.16;
                                 PO Box 387                     Record
                                 St Louis, MO 63166-0387
                                 Omnibus Account                Class A;                5%          >1%            >1%
                                 U.S. Bancorp Piper Jaffray     4,804,019.81;
                                 Asset Management, Inc.         Record
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account                Class A;               30%          >1%            >1%
                                 U.S. Bank NA                   26,572,737.00;
                                 U.S. Bank Trust Center         Record
                                 Attn: Linda Fritz SPER0603
                                 180 5th Street E
                                 Saint Paul, MN 55101-2672
                                 Omnibus Account                Class A;               63%           1%             1%
                                 Special Custody Account        55,981,073.12;
                                 FBS Investment Services Inc.   Record
                                 100 South 5th Street Suite
                                 1400
                                 Attn: Money Fund Unit R/R
                                 Minneapolis, MN 55402-1217

     The Shell FAF Funds had not commenced investment operations as of June 22, 2001 and, accordingly, no person owned 5% or more of any such FAF Fund.

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class of shares, or is identified as the holder of record of more than 25% of a class of shares and has voting and/or investment power, it may be presumed to control such class.

     FAF and Firstar have been advised by Firstar Bank, N.A., an affiliate of Asset Management, that (1) with respect to the shares of each Firstar Fund ERISA account over which Firstar Bank, N.A. has voting power, such shares may be voted by one or more independent fiduciaries and (2) with respect to the shares of each Firstar Fund non-ERISA account over which Firstar Bank, N.A. has voting power, such shares may be voted by Firstar Bank, N.A. itself in its capacity as fiduciary.

     QUORUM. In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting but sufficient votes to approve the proposals are not received by one or more of the Firstar Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting, but under Wisconsin law, not more than 120 days after the original date for the Special Meeting. Any such adjournment(s) will require that the votes cast for adjournment exceed the votes cast against the adjournment by those shares that are represented at the Special Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

     A quorum with respect to proposal one is constituted by the presence in person or by proxy of the holders of more than 50% of the shares of such Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions but not broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power), will be treated as shares that are present at the Special Meeting but which have not been voted. With respect to proposal one, for purposes of obtaining the requisite approval, abstentions and broker "non-votes" will not be counted as votes cast favoring or opposing the action. With respect to proposal two, a quorum is constituted by the presence in person or by proxy of the holders of more than 50% of the shares of all of the Firstar Funds entitled to vote at the Special Meeting. Abstentions and broker "non-votes" will have the effect of a "no vote" for purposes of obtaining the requisite approval of proposal two.

     DISSENTERS' RIGHT OF APPRAISAL. Under the Wisconsin Business Corporation Law, Firstar Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Wisconsin law. A copy of the relevant provisions of Wisconsin law is attached as Appendix II. Notwithstanding the provisions of Wisconsin law, the SEC staff has taken the position that the use of state appraisal procedures by an investment company would be in violation of the forward pricing rule (Rule 22c-1) of the 1940 Act. The forward pricing rule states that no investment company may redeem its shares other than at the net asset value next computed after a receipt of a request for redemption. The SEC staff has taken the position that Rule 22c-1 supersedes the appraisal provisions in state statutes. In the interests of ensuring equal valuation for all shareholders, Firstar will adhere to the SEC staff's position that the right of appraisal under state law is superseded by the forward pricing rule (Rule 22c-1) of the 1940 Act. Firstar shareholders, however, have the right to redeem from a Firstar Fund their shares at net asset value until 3:00 p.m. (Central Time) on the day before the Applicable Effective Time of the Reorganization. Shareholders whose redemption requests are received after 3:00 p.m. Central Time on the day before the Applicable Effective Time of the Reorganization will have their redemption request executed on the next business day, and as a result will be reorganized into a corresponding FAF Fund and then redeemed out of such FAF Fund at net asset value. Thereafter shareholders may redeem from FAF the shares acquired by them in the Reorganization at net asset value subject to the forward pricing requirements of the Rule 22c-1 of the 1940 Act. If any Firstar shareholder elects to exercise dissenters' rights under Wisconsin law, Firstar intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

     ANNUAL MEETINGS AND SHAREHOLDER MEETINGS. Neither Firstar nor FAF presently intends to hold annual meetings of shareholders for the election of Directors and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Firstar or FAF have the right to call a meeting of shareholders.

                        ADDITIONAL INFORMATION ABOUT FAF

     Additional information about FAF is included in their prospectuses and statements of additional information dated December 1, 2000, as supplemented or revised through the date hereof, copies of which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling FAF at the address and telephone number set forth on the first page of this Proxy Statement/Prospectus. FAF is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by FAF can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of FAF listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

     Information included in this Proxy Statement/Prospectus concerning FAF was provided by FAF.

                      ADDITIONAL INFORMATION ABOUT FIRSTAR

     Additional information about the Firstar Funds is included in their prospectuses and statements of additional information dated March 1, 2001 as supplemented or revised through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Firstar at the address and telephone number set forth on the first page of this Proxy Statement/Prospectus. Firstar is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Firstar can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Firstar listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

     Information included in this Proxy Statement/Prospectus concerning Firstar was provided by Firstar.

                              FINANCIAL STATEMENTS

     The annual financial statements and financial highlights of the FAF Funds for the fiscal period ended September 30, 2000 have been audited by Ernst & Young LLP, independent auditors to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional

Information to this Proxy Statement/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The unaudited semi-annual financial statements and financial highlights of the FAF Funds for the 6-month period ended March 31, 2001 have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus.

     The annual financial statements and financial highlights of the Firstar Funds for the fiscal period ended October 31, 2000 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

                                 OTHER BUSINESS

     Firstar's Board of Directors knows of no other business to be brought before the Special Meeting. However, if any other matters properly come before the Special Meeting, it is the intention of Firstar that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to FAF Funds in writing at the address(es), or by phone at the phone number(s), set forth on the cover page of this Proxy Statement/Prospectus.

                                    *  *  *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE SPECIAL MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY VOTE ON-LINE OR BY TELEPHONE.

     FIRSTAR WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS OCTOBER 31, 2000 ANNUAL REPORTS AND APRIL 30, 2001 SEMI-ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: FIRSTAR MUTUAL FUND SERVICES, LLC, 615 E. MICHIGAN STREET, P.O. BOX 3011, MILWAUKEE, WISCONSIN 53201-3011 OR BY TELEPHONE AT 1-800-677-FUND.

                                   APPENDIX I

                             AGREEMENT AND PLAN OF

                                 REORGANIZATION

                                 BY AND BETWEEN

                           FIRST AMERICAN FUNDS, INC.

                                      AND

                              FIRSTAR FUNDS, INC.

                            DATED AS OF JUNE 1, 2001

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
 1. Certain Definitions.....................................   I-2
 2. The Reorganization......................................   I-2
 3. Calculations............................................   I-4
 4. Valuation of Assets and Liabilities.....................   I-5
 5. Valuation Times.........................................   I-6
 6. Effective Time of the Reorganization....................   I-7
 7. Termination of Firstar..................................   I-7
 8. Certain Representations, Warranties, Covenants and
  Agreements of Firstar.....................................   I-8
 9. Certain Representations, Warranties, Covenants and
  Agreements of FAF.........................................  I-10
10. Shareholder Action on Behalf of the Firstar Funds.......  I-12
11. N-14 Registration Statement.............................  I-12
12. FAF Conditions..........................................  I-12
13. Firstar Conditions......................................  I-13
14. Tax Documents...........................................  I-15
15. Further Assurances......................................  I-15
16. Termination of Representations and Warranties...........  I-15
17. Termination of Agreement................................  I-15
18. Amendment and Waiver....................................  I-15
19. Governing Law...........................................  I-15
20. Successors and Assigns..................................  I-15
21. Beneficiaries...........................................  I-16
22. Notices.................................................  I-16
23. Expenses................................................  I-16
24. Entire Agreement........................................  I-16
25. Counterparts............................................  I-16
26. Failure of One Fund to Consummate the Transactions......  I-16
27. No Brokers or Finders...................................  I-17
28. Validity................................................  I-17
29. Effect of Facsimile Signature...........................  I-17
30. Headings................................................  I-17
31. FAF Liability...........................................  I-17
32. Firstar Liability.......................................  I-17

                      AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the 1st day of June, 2001, by First American Funds, Inc., a Minnesota corporation ("FAF"), and Firstar Funds, Inc. ("Firstar"), a Wisconsin corporation.

                                   BACKGROUND

     WHEREAS, each of the parties hereto is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, Firstar offers, among others, the Firstar U.S. Treasury Money Market Fund;

     WHEREAS, Firstar offers, among others, the following investment portfolios:
(1) Firstar Money Market Fund, (2) Firstar Institutional Money Market Fund, (3) Firstar Tax-Exempt Money Market Fund, and (4) Firstar U.S. Government Money Market Fund (each a "Reorganizing Firstar Fund" and collectively, the "Reorganizing Firstar Funds");

     WHEREAS, Firstar also offers, among others, the Firstar Ohio Tax-Exempt Money Market Fund (sometimes referred to herein as the "Continuing Firstar Fund" and, together with the Firstar U.S. Treasury Money Market Fund and Reorganizing Firstar Funds, each a "Firstar Fund" and collectively, the "Firstar Funds");

     WHEREAS, FAF currently offers, among others, the following investment portfolios: (1) FAF Prime Obligations Fund, (2) FAF Tax Free Obligations Fund,
(3) FAF Government Obligations Fund and (4) FAF Treasury Obligations Fund (each an "Existing FAF Fund" and collectively, the "Existing FAF Funds");

     WHEREAS, FAF has recently organized, or will soon organize, the following additional investment portfolios: (1) FAF Ohio Tax Free Obligations Fund and (2) FAF Treasury Reserve Fund (each a "Shell FAF Fund" and collectively, the "Shell FAF Funds," and, together with the Existing FAF Funds, each a "FAF Fund" and collectively, the "FAF Funds");

     WHEREAS, each of the parties hereto desires, upon the terms and subject to the conditions set forth herein, to enter into and perform the reorganization described herein (the "Reorganization"), pursuant to which, among other things, at the respective times hereinafter set forth, (1) each Firstar Fund other than the Firstar U.S. Treasury Money Market Fund shall transfer substantially all of its respective Assets (as hereinafter defined), subject, in each case, to substantially all of its respective Liabilities (as hereinafter defined), to its Corresponding FAF Fund (as hereinafter defined), in exchange for Class I, Class A or Class S Shares issued by such Corresponding FAF Fund; (2) the Firstar U.S. Treasury Money Market Fund shall transfer on as near a pro rata basis as reasonably practicable the Assets (as hereinafter defined) attributable to the Retail A Shares of such Fund subject to the Liabilities (as hereinafter defined) attributable to the Retail A Shares of such Fund to the FAF Treasury Reserve Fund in exchange for Class A Shares of the FAF Treasury Reserve Fund and immediately thereafter the Firstar U.S. Treasury Money Market Fund shall transfer on as near a pro rata basis as reasonably practicable the Assets (as hereinafter defined) attributable to the Institutional Shares of such Fund subject to the Liabilities (as hereinafter defined) attributable to the Institutional Shares of such Fund to the FAF Treasury Obligations Fund in exchange for Class S Shares of the FAF Treasury Obligations Fund (the shares issued in connection with the Reorganization to a Firstar Fund by its Corresponding FAF Fund in exchange for substantially all of the Assets, subject to substantially all of the Liabilities, of such FAF Fund along with the Shares of the FAF Treasury Reserve Fund and Class S Shares of the FAF Treasury Obligations Fund issued to the Firstar U.S. Treasury Money Market Fund in exchange for substantially all of its Assets subject to substantially all of its Liabilities, collectively, "FAF Fund Shares"); and (3) each Firstar Fund shall then distribute to its shareholders of record, the FAF Fund Shares received by or on behalf of such Firstar Fund;

     WHEREAS, the Firstar Board of Directors has conclusively determined that the reorganization of each investment portfolio of Firstar affects only the interests of the shareholders of that Firstar investment portfolio;

     WHEREAS, each of the parties intends that each Reorganization of each of the Firstar Funds shall be separate from the reorganization of any other investment portfolio of Firstar;

     WHEREAS, each of the parties intends that the FAF Ohio Tax Free Obligations Fund and FAF Treasury Reserve Fund will have nominal assets and liabilities before the Reorganization and will continue the investment operations of the Firstar Ohio Tax-Exempt Money Market Fund and Firstar U.S. Treasury Money Market Fund, respectively; and

     WHEREAS, the parties intend that in connection with the Reorganizations (hereinafter defined), Firstar shall sell substantially all of its assets and be deregistered and dissolved as described in this Agreement.

     NOW, THEREFORE, in consideration of the foregoing premises and the mutual covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and legal sufficiency of which are hereby acknowledged, the parties hereto, intending to be legally bound, hereby agree as follows:

     1. Certain Definitions.  As used herein,

          (a) The term "Corresponding FAF Fund" shall mean with respect to any Firstar Fund other than the Firstar U.S. Treasury Money Market Fund, the particular FAF Fund, the name of which is set forth directly opposite the name of such Firstar Fund on Schedule A hereto.

          (b) The term "Corresponding Firstar Fund" shall mean with respect to any FAF Fund other than the FAF Treasury Reserve Fund and FAF Treasury Obligations Fund, the particular Firstar Fund, the name of which is set forth directly opposite the name of such FAF Fund on Schedule A hereto.

          (c) The term "Assets" shall mean all property and assets of every description and of any nature whatsoever including, without limitation, cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued), receivables (including dividend and interest receivables), deferred or prepaid expenses, good will and other intangible property, books and records, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in Section 2(d) hereof.

          (d) The term "Liabilities" shall mean all existing and future liabilities and obligations of any nature, whether accrued, absolute, contingent or otherwise, including, with respect to Firstar and each Firstar Fund, any obligation to indemnify Firstar's current Directors, acting in their capacities as such, to the fullest extent permitted by law and Firstar's Articles of Incorporation and Bylaws, in each case as in effect as of the date of this Agreement.

     2. The Reorganization.

          (a) At the Applicable Effective Time of the Reorganization (as hereinafter defined):

             (1) (i) each Firstar Fund, except the Firstar U.S. Treasury Money Market Fund, shall transfer, assign and convey to its Corresponding FAF Fund substantially all of the Assets, subject to substantially all of the Liabilities, of such Firstar Fund, and (ii) each such Corresponding FAF Fund shall accept all such Assets and assume all such Liabilities, such that at and after the Applicable Effective Time of the Reorganization (as hereinafter defined): (A) substantially all of the Assets of each particular Firstar Fund shall become and be Assets of its Corresponding FAF Fund, (B) substantially all of the Liabilities of each particular Firstar Fund shall become and be liabilities of, and shall attach to, its Corresponding FAF Fund, and (C) such Liabilities of each particular Firstar Fund may thenceforth be enforced only against its Corresponding FAF Fund to the same extent as if such Liabilities had been incurred by such Corresponding FAF Fund, subject to any defense and/or set off that Firstar or such Firstar Fund was entitled to assert immediately prior to the Applicable Effective Time of the Reorganization (as hereinafter defined) with respect to any such Liability, and subject to any defense and/or set off that FAF or such Corresponding FAF Fund may from time to time be entitled to assert against the creditor thereof; and

             (2) With respect to the Firstar U.S. Treasury Money Market Fund,
        (i) the Firstar U.S. Treasury Money Market Fund shall transfer, assign and convey to the FAF Treasury Reserve Fund on as near a pro rata basis as reasonably practicable, substantially all of the Assets attributable to such Fund's Retail A Shares, subject to substantially all of the Liabilities attributable to such Fund's Retail A Shares; and immediately thereafter the Firstar U.S. Treasury Money Market Fund shall transfer, assign and convey to the FAF Treasury Obligations Fund on as near a pro rata basis as reasonably practicable substantially all of the Assets attributable to such Fund's Institutional Shares, subject to substantially all of the Liabilities attributable to such Fund's Institutional Shares; and (ii) the FAF Treasury Reserve Fund and the FAF Treasury Obligations Fund shall accept all of such Assets and assume all of such Liabilities attributable to the Retail A Shares and the Institutional Shares, respectively, such that at and after the Applicable Effective Time of the Reorganization (as hereinafter defined): (A) substantially all of the Assets attributable to Retail A Shares of the Firstar U.S. Treasury Money Market Fund shall become and be Assets of the FAF Treasury Reserve Fund, (B) substantially all of the Liabilities attributable to Retail A Shares of the Firstar U.S. Treasury Money Market Fund shall become and be Liabilities of, and shall attach to, the FAF Treasury Reserve Fund, (C) substantially all of the Assets attributable to Institutional Shares of the Firstar U.S. Treasury Money Market Fund shall become and be Assets of the FAF Treasury Obligations Fund, (D) substantially all of the Liabilities attributable to Institutional Shares of the Firstar U.S. Treasury Money Market Fund shall become and be Liabilities of, and shall attach to the FAF Treasury Obligations Fund, and (E) such Liabilities of the Retail A Shares and Institutional Shares of the Firstar U.S. Treasury Money Market Fund may thenceforth be enforced only against the FAF Treasury Reserve Fund and FAF Treasury Obligations Fund, respectively, and to the same extent as if such Liabilities had been incurred by such FAF Fund, subject to any defense and/or set off that Firstar or Firstar's U.S. Treasury Money Market Fund was entitled to assert immediately prior to the Applicable Effective Time of the Reorganization (as hereinafter defined) with respect to any such Liability, and subject to any defense and/or set off that FAF, the FAF Treasury Reserve Fund or FAF Treasury Obligations Fund may from time to time be entitled to assert against the creditor thereof.

          (b) In exchange for the transfer of substantially all of the Assets of each Firstar Fund other than the Firstar U.S. Treasury Money Market Fund to its Corresponding FAF Fund as provided in paragraph (a)(1) above, each FAF Fund shall assume substantially all of the Liabilities of its Corresponding Firstar Fund as provided in paragraph (a)(1) above and shall also simultaneously issue, at the Applicable Effective Time of the Reorganization (as hereinafter defined), to its Corresponding Firstar Fund, the number of full and fractional (to the third decimal place) FAF Fund Shares, determined and adjusted as provided in Section 3 hereof.

          (c) In exchange for the transfer of substantially all of the Assets attributable to Retail A Shares to the FAF Treasury Reserve Fund as provided in paragraph (a)(2) above, the FAF Treasury Reserve Fund shall assume substantially all of the Liabilities attributable to Retail A Shares of the Firstar U.S. Treasury Money Market Fund as provided in paragraph
     (a)(2) above and shall also simultaneously issue, at the Applicable Effective Time of the Reorganization (as hereinafter defined) to the Firstar U.S. Treasury Money Market Fund, the number of full and fractional (to the third decimal place) FAF Fund Shares determined and adjusted as provided in Section 3 hereof.

          (d) In exchange for the transfer of substantially all of the Assets attributable to Institutional Shares to the FAF Treasury Obligations Fund as provided in paragraph (a)(2) above, the FAF Treasury Obligations Fund shall assume substantially all of the Liabilities attributable to the Institutional Shares of the Firstar U.S. Treasury Money Market Fund as provided in paragraph (a)(2) above and shall also simultaneously issue at the Applicable Effective Time of the Reorganization (as hereinafter defined) to the Firstar U.S. Treasury Money Market Fund, the number of full and fractional (to the third decimal place ) FAF Fund Shares determined and adjusted as provided in Section 3 hereof.

     (e) Immediately upon receipt of the FAF Fund Shares of such FAF Fund in accordance with paragraphs (b), (c) and (d) above, each Firstar Fund shall distribute, in redemption or complete liquidation as the case may be, pro rata to the shareholders of record of such Firstar Fund at the Applicable Effective Time of the Reorganization (as hereinafter defined) (such shareholders of record of such Firstar Fund as of such time, collectively, the "Recordholders"), the respective FAF Fund Shares that have been so received as follows:

             (1) With respect to Firstar's Tax-Exempt Money Market Fund, Ohio Tax-Exempt Money Market Fund and U.S. Government Money Market Fund Recordholders of Retail A Shares and Institutional Shares of such Firstar Funds shall be credited with full and fractional Class A Shares and Class S Shares, respectively, of their Corresponding FAF Fund;

             (2) With respect to Firstar's Money Market Fund, Recordholders of Retail A Shares of such Firstar Fund shall be credited with full and fractional Class A Shares of its Corresponding FAF Fund;

             (3) With respect to Firstar's Institutional Money Market Fund, Recordholders of Shares of such Firstar Fund shall be credited with full and fractional Class I Shares of its Corresponding FAF Fund;

             (4) With respect to Firstar's U.S. Treasury Money Market Fund, Recordholders of Retail A Shares and Institutional Shares of such Firstar Fund shall be credited with full and fractional Class A Shares of the FAF Treasury Reserve Fund and immediately thereafter Class S Shares of the FAF Treasury Obligations Fund, respectively; and

             (5) In addition, each Recordholder of a Firstar Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of such Firstar Fund before the Applicable Effective Time of the Reorganization (as hereinafter defined).

          (f) At the Applicable Effective Time of the Reorganization (as hereinafter defined), each shareholder of record of a Firstar Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared before the Applicable Effective Time of the Reorganization (as hereinafter defined) shall have the right to receive such unpaid dividends and distributions with respect to the shares of such Firstar Fund that such person held on the Distribution Record Date.

          (g) Promptly upon receipt of instructions from Firstar delivered pursuant to this paragraph (g), FAF shall, in accordance with such instructions, record on its books the ownership, by the Recordholders, of the number and type of FAF Fund Shares distributed to such Recordholders.

          (h) Firstar shall promptly cancel on its books all of the shares (including, without limitation, any treasury shares) of each Firstar Fund that has liquidated as provided in paragraph (e) above, and any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the FAF Fund Shares issued to such Firstar Fund in accordance with paragraphs (b), (c) or (d) above.

          (i) Upon completion of the tasks required by paragraphs (a) through
     (h) above with respect to each Firstar Fund, the transfer books of Firstar with respect to such Firstar Fund shall be permanently closed.

     3. Calculations.

          (a) The number of each class of FAF Fund Shares of a FAF Fund issued to a Firstar Fund pursuant to Sections 2(b), 2(c) and 2(d) hereof will be determined as follows:

             (1) With respect to Firstar's Tax-Exempt Money Market Fund, Ohio Tax-Exempt Money Market Fund and U.S. Government Money Market Fund, the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of each Firstar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganiza-tion (as hereinafter defined) and that are attributable to either Retail A Shares or Institutional Shares of such Firstar Fund shall be divided by the net asset value of one Class A Share or one Class S Share, respectively, of its Corresponding FAF Fund that is to be delivered with respect thereto;

             (2) With respect to Firstar's Money Market Fund, the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Firstar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Retail A Shares of such Firstar Fund shall be divided by the net asset value of one Class A Share of its Corresponding FAF Fund that is to be delivered with respect thereto;

             (3) With respect to Firstar's Institutional Money Market Fund, the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Firstar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Shares of such Firstar Fund shall be divided by the net asset value of one Class I Share of its Corresponding FAF Fund that is to be delivered with respect thereto; and

             (4) With respect to Firstar's U.S. Treasury Money Market Fund, (i) the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Firstar Fund's Assets that are attributable to Retail A Shares and that are conveyed, less the Liabilities that are attributable to Retail A Shares and that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) shall be divided by the net asset value of one Class A Share of the FAF Treasury Reserve Fund that is to be delivered with respect thereto, and (ii) the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Firstar Fund's Assets that are attributable to Institutional Shares and that are conveyed, less the Liabilities that are attributable to Institutional Shares and that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) shall be divided by the net asset value of one Class S Share of the FAF Treasury Obligations Fund, that is to be delivered with respect thereto.

          (b) The net asset value of each class of FAF Fund Shares shall be computed at the Applicable Valuation Time (as hereinafter defined) in the manner set forth in such FAF Fund's then current prospectus under the Securities Act of 1933, as amended (the "1933 Act"). The net asset value of shares of each class of a Firstar Fund shall be computed at the Applicable Valuation Time (as hereinafter defined) in the manner set forth in such Firstar Fund's then current prospectus under the 1933 Act.

     4. Valuation of Assets and Liabilities.

          (a) With respect to each Firstar Fund, the value of its Assets and Liabilities shall be the value of such Assets and Liabilities computed as of the time at which its net asset value is calculated at the Applicable Valuation Time (as hereinafter defined). The value of the Firstar Fund Assets and Liabilities to be transferred to the FAF Funds shall be computed by Firstar and shall be subject to adjustment by the amount, if any, agreed to by Firstar and the respective Firstar Funds and FAF and the respective FAF Funds. In determining the value of the securities transferred by a Firstar Fund to a FAF Fund, each security shall be priced in accordance with the pricing policies and procedures of such Firstar Fund as described in its then current prospectus(es) and statement of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Firstar, provided that such determination shall be subject to the approval of FAF. FAF and Firstar agree to use all commercially reasonable efforts to resolve, prior to the Applicable Valuation Time (as hereinafter defined), any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a Firstar Fund and those determined in accordance with the pricing policies and procedures of the FAF Fund into which such Firstar Fund (or a class of shares of such Firstar Fund) is being reorganized.

          (b) It is understood and agreed that the net asset value of the Assets of each Firstar Fund shall be based on the amortized cost valuation procedures that have been adopted by the Board of Directors of Firstar; provided that if the difference between the per share net asset values of any such Firstar Fund and the FAF Fund into which such Firstar Fund (or a particular class of shares of such Firstar Fund) is being reorganized equals or exceeds $0.0010 at the Applicable Valuation Time (as hereinafter defined), as computed by using market values in accordance with the policies and procedures established by Firstar, either party shall have the right to postpone the Applicable Valuation Time (as hereinafter defined) and Applicable Effective Time of the Reorganization (as hereinafter defined) with respect to each such Funds until such time as the per share difference is less than $0.0010.

          (c) At least fifteen (15) business days prior to the Applicable Effective Time of the Reorganization (as hereinafter defined), each Firstar Fund will provide the FAF Fund into which such Firstar Fund (or a particular class of shares of such Fund) is being reorganized with a schedule of its securities and other Assets and Liabilities of which it is aware, and such FAF Fund will provide the Firstar Fund with a copy of the current investment objective and policies applicable to such FAF Fund. Each Firstar Fund reserves the right to sell any of the securities or other Assets shown on the list of the Fund's Assets prior to the Applicable Effective Time of the Reorganization (as hereinafter defined) but will not, without the prior approval of FAF, acquire any additional securities other than securities which the FAF Fund into which such Firstar Fund (or a particular class of shares of such Fund) is being reorganized is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Applicable Effective Time of the Reorganization (as hereinafter defined), each FAF Fund will advise the Firstar Fund which is being reorganized into it of any investments of such Firstar Fund shown on such schedule which the FAF Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Firstar Fund holds any investments that the FAF Fund into which it is being reorganized would not be permitted to hold under its stated investment objective or policies, the Firstar Fund, if requested by the FAF Fund and, to the extent permissible and consistent with the Firstar Fund's own investment objective and policies, will dispose of such securities prior to the Applicable Effective Time of the Reorganization (as hereinafter defined). In addition, if it is determined that the portfolios of the Firstar Fund and the FAF Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the FAF Fund is or will be subject with respect to such investments, the Firstar Fund, if requested by the FAF Fund and to the extent permissible and consistent with the Firstar Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Applicable Effective Time of the Reorganization (as hereinafter defined).

     5. Valuation Times. Subject to Section 4(b) hereof, the valuation time with respect to the Existing FAF Funds, the FAF Treasury Reserve Fund, the FAF Treasury Obligations Fund, the Reorganizing Firstar Funds and the Firstar U.S. Treasury Money Market Fund shall be 4:00 p.m., Eastern Time, on September 20, 2001, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "First Valuation Time"). Subject to Section 4(b) hereof, the valuation time with respect to the FAF Ohio Tax Free Obligations Fund and the Firstar Ohio Tax-Exempt Money Market Fund shall be 4:00 p.m., Eastern Time, on September 27, 2001, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "Second Valuation Time" and, together with the First Valuation Time, each an "Applicable Valuation Time"), provided that the Second Valuation Time shall be no less than one week following the First Valuation Time, unless otherwise agreed in writing by the parties hereto. Notwithstanding anything herein to the contrary, in the event that at an Applicable Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of FAF or Firstar, accurate appraisal of the value of the net assets of a FAF Fund or a Firstar Fund is impracticable, such Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the FAF Funds and the Firstar Funds is practicable in the judgment of FAF and Firstar.

     6. Effective Time of the Reorganization.

          (a) Delivery by each Reorganizing Firstar Fund of its respective Assets to its Corresponding FAF Fund, delivery by such Corresponding FAF Fund of its respective FAF Fund Shares to such Reorganizing Firstar Fund, and liquidation of each such Reorganizing Firstar Fund, in each case, pursuant to Section 2 hereof, shall occur at the opening of business on the next business day following the First Valuation Time (or on such other date following the First Valuation Time as is agreed to in writing by an authorized officer of each of the parties). The date and time at which the above-described actions are taken shall be the "Applicable Effective Time of the Reorganization" with respect to the Existing FAF Funds and the Reorganizing Firstar Funds. To the extent any Assets of any Reorganizing Firstar Fund are, for any reason, not transferred to its Corresponding FAF Fund at the Applicable Effective Time of the Reorganization with respect to such Funds, Firstar shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

          (b) Delivery by the Firstar U.S. Treasury Money Market Fund of its Assets which are attributable to Retail A Shares and delivery by the Firstar U.S. Treasury Money Market Fund of its Assets which are attributable to Institutional Shares; delivery by the FAF Treasury Reserve Fund of its FAF Fund Shares to the Firstar U.S. Treasury Money Market Fund, delivery by the FAF Treasury Obligations Fund of its FAF Fund Shares to the Firstar U.S. Treasury Money Market Fund; and liquidation of the Firstar U.S. Treasury Money Market Fund pursuant to Section 2 hereof, shall occur at the opening of business on the next business day following the First Valuation Time (or on such other date following the First Valuation Time as is agreed to in writing by an authorized officer of such of the parties). The date and time at which the above-described actions are taken shall be the "Applicable Effective Time of the Reorganization" with respect to the Firstar U.S. Treasury Money Market Fund, FAF Treasury Reserve Fund and FAF Treasury Obligations Fund. To the extent any Assets of the Firstar U.S. Treasury Money Market Fund are, for any reason, not transferred to the FAF Treasury Reserve Fund or FAF Treasury Obligations Fund at the Applicable Effective Time of the Reorganization, Firstar shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

          (c) Delivery by the Firstar Ohio Tax-Exempt Money Market Fund of its respective Assets to the FAF Ohio Tax Free Obligations Fund, delivery by such FAF Fund of its FAF Fund Shares to the Firstar Ohio Tax-Exempt Money Market Fund, and the liquidation of the Firstar Ohio Tax-Exempt Money Market Fund, pursuant to Section 2 hereof, shall occur at the opening of business on the next business day following the Second Valuation Time (or on such other date following the Second Valuation Time as is agreed to in writing by an authorized officer of each of the parties). The date and time at which the above-described actions are taken shall be the "Applicable Effective Time of the Reorganization" with respect to the FAF Ohio Tax Free Obligations Fund and the Firstar Ohio Tax-Exempt Money Market Fund. To the extent any Assets of the Firstar Ohio Tax-Exempt Money Market Fund are, for any reason, not transferred to the FAF Ohio Tax Free Obligations Fund at the Applicable Effective Time of the Reorganization with respect to such Fund, Firstar shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

     7. Termination of Firstar. Subject to the provisions of Section 26 hereof, promptly following the consummation of the Reorganization contemplated hereby and the consummation of each of the reorganizations between Firstar and First American Investment Funds, Inc. and Firstar and First American Strategy Funds, Inc. (collectively, the "Reorganizations"), Firstar shall file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that Firstar has ceased to be an investment company; provided that until such order is granted, Firstar shall continue to comply with all of its obligations as a registered investment company under the 1940 Act and under any and all other applicable state and federal securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Firstar shall, promptly after the consummation of the Reorganizations, file any final regulatory reports, including, but not limited to, any Form N-SAR and Rule 24f-2 Notice, with respect to the Firstar Fund(s). All reporting and other obligations of Firstar shall remain the exclusive responsibility of Firstar up to and including the date on which Firstar is deregistered and dissolved. In addition, subject to the provisions of Section 26 hereof, promptly following the consummation of the Reorganizations, Firstar shall take all other steps necessary and proper to effect its complete dissolution. Without limiting the generality of the foregoing, (a) the affairs of Firstar shall be immediately wound up, its contracts discharged and its business liquidated; and (b) at an appropriate time as determined by Firstar, upon the advice of counsel, Firstar shall file Articles of Dissolution with the Department of Financial Institutions of the State of Wisconsin and any other documents required to dissolve Firstar under Wisconsin law.

     8. Certain Representations, Warranties, Covenants and Agreements of Firstar. Firstar, on behalf of itself and each of the Firstar Funds, represents, warrants, covenants and agrees as follows:

          (a) Firstar is a corporation duly organized and validly existing under the laws of the State of Wisconsin.

          (b) Firstar is duly registered with the SEC as an open-end, management investment company under the 1940 Act and such registration is in full force and effect as of the date hereof.

          (c) Firstar has the power to own all of its Assets and, subject to the approval of shareholders referred to in Section 10 hereof, to carry out and consummate the transactions contemplated herein. Firstar has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted and, upon receipt by Firstar of an exemptive order under Section 17 of the 1940 Act, to consummate the transactions contemplated by this Agreement.

          (d) This Agreement has been duly and validly authorized, executed and delivered by Firstar, and represents the legal, valid and binding obligation of Firstar, enforceable against Firstar in accordance with the terms hereof, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles and provided that the provisions of this Agreement intended to limit liability for particular matters to an investment portfolio and its assets, including but not limited to Section 32 of this Agreement, may not be enforceable. The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated by this Agreement will not, violate Firstar's Articles of Incorporation or Bylaws or any other organizational document of Firstar or any material agreement, contract or other arrangement to which Firstar is a party or by which Firstar or its properties or Assets may be bound, subject or affected.

          (e) Each Firstar Fund has elected to qualify, and has qualified as of and since its first taxable year, as a regulated investment company under
     Part I of Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code"), and each Firstar Fund currently qualifies, and shall continue to qualify, as a regulated investment company under such Part for its taxable year that includes the date on which the Applicable Effective Time of the Reorganization occurs.

          (f) All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including, without limitation, interest, additions to tax, and penalties thereon (collectively, "Taxes"), that relate to the Assets of Firstar or of any Firstar Fund, and that are either due or properly shown to be due on any return filed by Firstar or by any Firstar Fund have been (or as of the Applicable Effective Time of the Reorganization shall have been) fully and timely paid or provided for; and, to Firstar's knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of Firstar (or with respect to any Assets of any Firstar Fund).

          (g) All federal and other tax returns and reports of Firstar and each Firstar Fund required by law to be filed on or before the Applicable Effective Time of the Reorganization, have been or will be filed in a timely manner, and all federal and other taxes owed by Firstar on behalf of the Firstar Funds, have been or will be timely paid so far as due, and to the best of Firstar's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

          (h) The financial statements of each of the Firstar Funds for its respective fiscal year ended October 31, 2000, examined by PricewaterhouseCoopers LLP, and the unaudited financial statements of each of the Firstar Funds for its respective six-month period ended April 30, 2001, copies of which have been previously furnished to FAF, present fairly and in conformity with generally accepted accounting principles consistently applied (i) the financial condition of such Firstar Fund as of the dates indicated therein and (ii) the results of operations of such Firstar Fund for the periods indicated.

          (i) Prior to or as of the First Valuation Time, each of the Reorganizing Firstar Funds shall have declared a dividend or dividends, with a record date and ex-dividend date prior to or as of the First Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for the taxable periods or years ended on or before October 31, 2000 and for the period from said date to and including the Applicable Effective Time of the Reorganization (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before October 31, 2000 and in the period from said date to and including the Applicable Effective Time of the Reorganization.

          (j) At the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Firstar Fund, all Liabilities of such Firstar Fund which are required to be reflected in the net asset value per share of shares of such Firstar Fund in accordance with applicable law are reflected in the net asset value per share of such Firstar Fund.

          (k) To Firstar's knowledge, there are currently, and at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Firstar Fund there shall be, no legal, administrative or other proceedings or investigations pending or threatened against or otherwise involving Firstar or any Firstar Fund which could result in liability on the part of Firstar or any Firstar Fund.

          (l) Subject to the approval of shareholders referred to in Section 10 hereof, at both the First Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Reorganizing Firstar Fund and the Firstar U.S. Treasury Money Market Fund, Firstar, on behalf of each Reorganizing Firstar Fund and the Firstar U.S. Treasury Money Market Fund, shall have full right, power and authority to sell, assign, transfer and deliver the Assets of such Reorganizing Firstar Fund and the Firstar U.S. Treasury Money Market Fund. Upon delivery and payment for the Assets of the Reorganizing Firstar Funds as contemplated in Section 2(b) above, each Corresponding FAF Fund shall acquire good and marketable title to the Assets of its Corresponding Firstar Fund, in each case, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws). Upon delivery and payment for the Assets of the Firstar U.S. Treasury Money Market Fund as contemplated in Section 2(b) above, the FAF Treasury Reserve Fund and FAF Treasury Obligations Fund shall acquire good and marketable title to the Assets of the Firstar U.S. Treasury Money Market Fund free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

          (m) Subject to the approval of shareholders referred to in Section 10 hereof, at both the Second Valuation Time and the Applicable Effective Time of the Reorganization with respect to the Continuing Firstar Fund, Firstar, on behalf of the Continuing Firstar Fund, shall have full right, power and authority to sell, assign, transfer and deliver the Assets of such Continuing Firstar Fund. Upon delivery and payment for the Assets of the Continuing Firstar Fund as contemplated in Section 2(b) above, the FAF Ohio Tax Free Obligations Fund shall acquire good and marketable title to the Assets of the Continuing Firstar Fund, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

          (n) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation by Firstar and by each Firstar Fund of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

          (o) On the effective date of the N-14 Registration Statement (as hereinafter defined), at the time of the shareholders' meeting referred to in Section 10 hereof and at each Applicable Effective Time of the Reorganization, the registration statement filed by FAF on Form N-14 relating to the shares of each FAF Fund that will be registered with the SEC pursuant to this Agreement, together with any and all supplements and amendments thereto and the documents contained or incorporated therein by reference, as supplemented and amended, including, without limitation, the proxy statement of Firstar and the prospectuses of Firstar and FAF with respect to the transactions contemplated by this Agreement (such registration statement, together with such supplements and amendments and the documents contained therein or incorporated therein by reference, as supplemented and amended, the "N-14 Registration Statement") shall with respect to Firstar and each Firstar Fund: (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder), and (ii) not contain any untrue statement of a material fact or omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

          (p) All of the issued and outstanding shares of each of the Firstar Funds have been duly and validly issued, are fully paid and non-assessable (except as otherwise provided by Section 180.0622(2)(b) of the Wisconsin Business Corporation Law), and were offered for sale and sold in conformity with all applicable federal and state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). All shares of any Firstar Fund issued on or after the date hereof shall be duly and validly issued, fully paid and non-assessable (except as otherwise provided by Section 180.0622(2)(b) of the Wisconsin Business Corporation
     Law) and offered for sale and sold in conformity with all applicable federal and state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). No shareholder of any of the Firstar Funds has, or will hereafter have, any statutory or contractual preemptive right of subscription or purchase in respect of any shares of any Firstar Fund.

          (q) Firstar shall not sell or otherwise dispose of any FAF Fund Shares received in the transactions contemplated herein, except in distribution to the Recordholders as contemplated herein.

     9. Certain Representations, Warranties, Covenants and Agreements of
FAF. FAF, on behalf of itself and each of the FAF Funds, represents, warrants, covenants and agrees as follows:

          (a) FAF is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota.

          (b) FAF is duly registered with the SEC as an open-end, management investment company under the 1940 Act and such registration is in full force and effect as of the date hereof.

          (c) FAF has the power to own all of its Assets to carry out and consummate the transactions contemplated herein. FAF has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted and, upon receipt by FAF of an exemptive order under Section 17 of the 1940 Act, to consummate the transactions contemplated by this Agreement.

          (d) This Agreement has been duly and validly authorized, executed and delivered by FAF, and represents the legal, valid and binding obligation of FAF, enforceable against FAF in accordance with the terms hereof, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles and provided that the provisions of this Agreement intended to limit liability for particular matters to an investment portfolio and its assets, including but not limited to Section 31 of this Agreement, may not be enforceable. The execution and delivery of this Agreement does not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of FAF or any other organizational document of FAF, or any material agreement, contract or other arrangement to which FAF is a party or by which FAF or its properties or Assets may be bound, subject or affected.

          (e) Each Existing FAF Fund has elected to qualify, and has qualified as of and since its first taxable year, as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, and each Existing FAF Fund has been a regulated investment company under such Part at all times since the end of its first taxable year when it so qualified. Each Existing FAF Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code. Each Shell FAF Fund will elect to qualify as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter I of the Code as of its first taxable year, and each Shell FAF Fund will qualify as a regulated investment company under the Code.

          (f) All Taxes that relate to the Assets of FAF or of any FAF Fund, and that are either due or properly shown to be due on any return filed by FAF or by any FAF Fund, have been (or as of the Applicable Effective Time of the Reorganization shall have been) fully and timely paid or provided for; and, to FAF's knowledge, there are no levies, liens or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of FAF (or with respect to any Assets of any FAF Fund).

          (g) All federal and other tax returns and reports of FAF and each FAF Fund required by law to be filed on or before the Applicable Effective Time of the Reorganization have been or will be filed in a timely manner, and all federal and other taxes owed by FAF on behalf of the FAF Funds have been or will be timely paid so far as due, and to the best of FAF's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

          (h) The financial statements of each of the Existing FAF Funds for its respective fiscal year ended September 30, 2000, examined by Ernst & Young LLP, and the unaudited financial statements of each of the Existing FAF Funds for its respective six-month period ended March 31, 2001, copies of which have been previously furnished to Firstar, present fairly and in conformity with generally accepted accounting principles consistently applied (i) the financial condition of such FAF Fund as of the dates indicated therein and (ii) the results of operations of such FAF Fund for the periods indicated.

          (i) At the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each FAF Fund, all Liabilities of such FAF Fund which are required to be reflected in the net asset value per share of the FAF Fund Shares issued by such FAF Fund pursuant to this Agreement in accordance with applicable law are reflected in the net asset value per share of such FAF Fund.

          (j) To FAF's knowledge, there are currently, and at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each FAF Fund there shall be, no legal, administrative or other proceedings or investigations pending or threatened against or otherwise involving FAF or any FAF Fund which could result in liability on the part of FAF or any FAF Fund.

          (k) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity is required for the consummation by FAF and by each FAF Fund of the transactions contemplated by this Agreement except as may be required by the 1933 Act, the 1934 Act, the 1940 Act or state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

          (l) On the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 10 hereof and at each Applicable Effective Time of the Reorganization, the N-14 Registration Statement shall with respect to FAF and each of the FAF Funds: (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder), and (ii) not contain any untrue statement of a material fact or omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

          (m) The FAF Fund Shares to be issued and delivered to each Firstar Fund pursuant to the terms hereof shall have been duly authorized as of the Applicable Effective Time of the Reorganization and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of any FAF Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

          (n) For the period beginning at the Applicable Effective Time of the Reorganization with respect to the FAF Ohio Tax-Free Obligations Fund and the Continuing Firstar Fund and ending not less than three years thereafter, U.S. Bancorp shall provide liability coverage for the directors and officers of Firstar which covers the actions of such directors and officers of Firstar for the period they served as such and is at least comparable to the liability coverage currently applicable to the directors and officers of Firstar. FAF agrees that all rights to indemnification existing in favor of the Firstar directors, acting in their capacities as such, under Firstar's Articles of Incorporation as in effect as of the date of this Agreement shall survive the Reorganization as obligations of FAF, shall continue in full force and effect without any amendment thereto, and shall constitute rights which may be asserted against FAF.

     10. Shareholder Action on Behalf of the Firstar Funds. As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Applicable Effective Time of the Reorganization, and as a condition to the consummation of the transactions contemplated hereby, the Board of Directors of Firstar shall call, and Firstar shall hold, a meeting of the shareholders of each of the Firstar Funds for the purpose of considering and voting upon:

          (a) Approval of this Agreement and the transactions contemplated hereby;

          (b) Approval of the sale of substantially all of the assets of Firstar and the dissolution of Firstar; and

          (c) Such other matters as may be determined by the Boards of Directors of the parties.

     11. N-14 Registration Statement. FAF shall file the N-14 Registration Statement. FAF and Firstar have cooperated and shall continue to cooperate with each other and have furnished and shall continue to furnish each other with the information relating to themselves that is required by the 1933 Act, the 1934 Act, the 1940 Act and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder) to be included in the N-14 Registration Statement and the information relating to themselves that is necessary to ensure that the N-14 Registration Statement does not contain any untrue statement of a material fact and to ensure that the N-14 Registration Statement does not omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

     12. FAF Conditions.  The obligations of FAF (and of each respective FAF
Fund) hereunder shall be subject to the following conditions precedent:

          (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of Firstar (including the determinations required by Rule 17a-8(a) under the 1940 Act) and, subject to Section 26 hereof, by the shareholders of each of the Firstar Funds, in each case, in the manner required by law. The sale of substantially all of the assets of Firstar and the dissolution of Firstar shall have been approved by shareholders of all the investment portfolios of Firstar voting in the aggregate in the manner required by law.

          (b) Firstar shall have duly executed and delivered to FAF, on behalf of each Firstar Fund, such bills of sale, assignments, certificates and other instruments of transfer, ("Transfer Documents"), as FAF may deem necessary or desirable to transfer to the Corresponding FAF Fund of such Firstar Fund all of the right, title and interest of such Firstar Fund in and to substantially all of the respective Assets of such Firstar Fund. In each case, the Assets of each Firstar Fund so transferred shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

          (c) All representations and warranties of Firstar made in this Agreement shall be true and correct in all material respects on the date hereof, at the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, in each case, as if made at and as of such time. As of the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, there shall have been no material adverse change in the financial position of any Firstar Fund or of Firstar since the date of the most recent financial statements referred to in Section 8(h), other than those changes (including, without limitation, changes due to net redemptions) incurred in the ordinary course of business as an investment company since the date of the most recent financial statements referred to in Section 8(h). At the Applicable Effective Time of the Reorganization, FAF shall have received a certificate from the President or Vice President of Firstar, dated as of such date, certifying on behalf of Firstar that as of such date each of the conditions set forth in this clause (c) have been met.

          (d) FAF shall have received opinions of Drinker Biddle & Reath LLP, counsel to Firstar, addressed to FAF, in form and substance reasonably satisfactory to FAF, and dated the Applicable Effective Time of the Reorganization, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to FAF: (i) Firstar is a corporation duly organized and validly existing under the laws of the State of Wisconsin; (ii) this Agreement has been duly and validly authorized, executed and delivered by Firstar and represents the legal, valid and binding obligation of Firstar, enforceable against Firstar in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance and similar laws relating to or affecting creditors' rights and remedies generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to the availability of any specific or equitable relief of any kind, or with respect to the provisions of this Agreement intended to limit liability for particular matters to a particular Firstar Fund and its Assets, including but not limited to Section 32 of this Agreement; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of Firstar or any material agreement known to counsel to which Firstar is a party or by which Firstar may be bound; and
     (iv) to such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Firstar of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Wisconsin corporate and securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Such opinions may rely on written opinions of counsel qualified to express opinions with respect to the laws of the State of Wisconsin.

          (e) The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of FAF, contemplated by the SEC, and the parties shall have received all permits, licenses and other authorizations necessary under applicable state securities laws to consummate the transactions contemplated by this Agreement and all such permits, licenses and other authorizations shall be in full force and effect at such time.

          (f) At the Applicable Effective Time of the Reorganization, Firstar shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by Firstar prior to or at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization and FAF shall have received a certificate from the President or Vice President of Firstar, dated as of such date, certifying on behalf of Firstar that the conditions set forth in this clause (f) have been, and continue to be, satisfied.

          (g) Firstar's agreements with each of its service contractors shall have terminated with respect to the Firstar Funds at the Applicable Effective Time of the Reorganization and each party shall have received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

          (h) FAF shall have received any necessary exemptive relief from the SEC with respect to Section 17(a) of the 1940 Act.

     13. Firstar Conditions. The obligations of Firstar (and of each respective Firstar Fund) hereunder shall be subject to the following conditions precedent:

          (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of FAF (including the determinations required by Rule 17a-8(a) under the

     1940 Act); subject to Section 26 hereof, this Agreement and the transactions contemplated by this Agreement, shall have been approved by the shareholders of each of the Firstar Funds; and the sale of substantially all of the assets of Firstar and the dissolution of Firstar shall have been approved by the shareholders of all investment portfolios of Firstar voting in the aggregate, in each case, in the manner required by law.

          (b) All representations and warranties of FAF made in this Agreement shall be true and correct in all material respects on the date hereof, at the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, in each case, as if made at and as of such time. As of the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, there shall have been no material adverse change in the financial position of any FAF Fund or of FAF since the date of the most recent financial statements referred to in Section 9(h) other than those changes (including, without limitation, changes due to net redemptions) incurred in the ordinary course of business as an investment company since the date of the most recent financial statements referred to in Section 9(h). At the Applicable Effective Time of the Reorganization, Firstar shall have received a certificate from the President or Vice President of FAF, dated as of such date, certifying on behalf of FAF that as of such date each of the conditions set forth in this clause (b) have been met.

          (c) Firstar shall have received opinions of Dorsey & Whitney LLP, counsel to FAF, addressed to Firstar, in form and substance reasonably satisfactory to Firstar, and dated the Applicable Effective Time of the Reorganization, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to Firstar:
     (i) FAF is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota; (ii) the shares of each Existing or Shell FAF Fund, as appropriate, to be delivered to its Corresponding Firstar Fund are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by such FAF Fund, and to such counsel's knowledge, no shareholder of any FAF Fund has any statutory preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly and validly authorized, executed and delivered by FAF and represents the legal, valid and binding obligation of FAF, enforceable against FAF in accordance with the terms hereof, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance and similar laws relating to or affecting creditors' rights and remedies generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to the availability of any specific or equitable relief of any kind, or with respect to the provisions of this Agreement intended to limit liability for particular matters to a particular FAF Fund and its Assets, including but not limited to Section 31 of this Agreement; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of FAF, or any material agreement known to such counsel to which FAF is a party or by which FAF may be bound; and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by FAF of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Minnesota corporate and securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

          (d) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or, to the knowledge of Firstar, contemplated by the SEC, and the parties shall have received all permits, licenses and other authorizations necessary under applicable state securities laws to consummate the transactions contemplated by this Agreement, and all such permits and other authorizations shall be in full force and effect at such time.

          (e) At the Applicable Effective Time of the Reorganization, FAF shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by FAF prior to or at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization and Firstar shall have received a certificate from the President or

     Vice President of FAF, dated as of such date, certifying on behalf of FAF that the conditions set forth in this clause (e) have been, and continue to be, satisfied.

          (f) Firstar shall have received any necessary exemptive relief from the SEC with respect to Section 17(a) of the 1940 Act.

     14. Tax Documents. Firstar shall deliver to FAF at the Applicable Effective Time of the Reorganization, confirmations and/or other evidence satisfactory to FAF as to the adjusted tax basis of the Assets of each Firstar Fund delivered to a FAF Fund in accordance with the terms of this Agreement.

     15. Further Assurances. Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other party hereto each of the items required under this Agreement as a condition to such other party's obligations hereunder. In addition, Firstar shall deliver or cause to be delivered to FAF, each account, book, record and other document of Firstar required to be maintained by Firstar pursuant to
Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of whose possession they are in).

     16. Termination of Representations and Warranties. The representations and warranties of the parties set forth in this Agreement shall terminate upon the consummation of the transactions contemplated herein; provided, however, that nothing contained in this Section 16 shall be construed (a) to terminate the obligations of each FAF Fund to discharge the Liabilities of the Corresponding Firstar Fund assumed pursuant to Section 2(b) hereof, or (b) to terminate the obligations of FAF to provide liability coverage for the Directors and officers of Firstar and to indemnify the Directors of Firstar, in each case, pursuant to the covenants set forth in Section 9(n) hereof.

     17. Termination of Agreement. This Agreement may be terminated by a party at any time at or prior to the Applicable Effective Time of the Reorganization by a vote of a majority of such party's Board of Directors as provided below:

          (a) By FAF if the conditions set forth in Section 12 are not satisfied as specified in said Section;

          (b) By Firstar if the conditions set forth in Section 13 are not satisfied as specified in said Section; or

          (c) By mutual consent of both parties.

If a party terminates this Agreement because one or more of its conditions have not been fulfilled, or if this Agreement is terminated by mutual consent, this Agreement will become null and void insofar as it is so terminated without any liability of any party to the other parties except as otherwise provided herein.

     18. Amendment and Waiver. At any time prior to or (to the fullest extent permitted by applicable law) after approval of this Agreement by the shareholders of Firstar in accordance with Section 10 hereof, (a) the parties hereto may, by written agreement authorized by their respective Boards of Directors and with or without the approval of their shareholders, amend, modify or terminate any of the provisions of this Agreement, and (b) any party may waive any breach by any other party or any failure by any other party to satisfy any of the conditions to the obligations of the waiving party (such waiver to be in writing and authorized by an authorized officer of the waiving party) with or without the approval of such party's shareholders.

     19. Governing Law. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the internal laws of the State of Minnesota, without giving effect to the conflicts of law principles of such state.

     20. Successors and Assigns. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by any party without the prior written consent of the other party.

     21. Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto (including, without limitation, any shareholder of FAF or Firstar), other than (a) the Directors and officers of Firstar with respect to the covenants set forth in Section 9(n) hereof, and (b) the successors and permitted assigns of the parties.

     22. Notices. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case, properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

     If to FAF:

     First American Funds, Inc.
     P.O. Box 1330
     Minneapolis, MN 55440-1330

     With copies to:

     Christopher O. Peterson
     U.S. Bank - MPFP2016
     601 Second Avenue South
     Minneapolis, Minnesota 55402

     If to Firstar:

     Firstar Funds, Inc.
     615 East Michigan Street
     P.O. Box 3011
     Milwaukee, Wisconsin 53201-3011

     With copies to:

     W. Bruce McConnel
     Drinker Biddle & Reath LLP
     One Logan Square
     18th & Cherry Streets
     Philadelphia, Pennsylvania 19103-6996
     Telecopier Number: (215) 988-2757

     23. Expenses. With regard to the expenses incurred by Firstar and FAF in connection with this Agreement and the transactions contemplated hereby, U.S. Bancorp shall bear such expenses or cause one of its affiliates to bear such expenses.

     24. Entire Agreement. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

     25. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

     26. Failure of One Fund to Consummate the Transactions. Subject to the conditions set forth in this Agreement, provided that the Reorganization (other than the reorganization of the Firstar U.S. Treasury Money Market Fund) shall continue to qualify for tax-free treatment under the Code, and further provided that holders of more than 50% of all of the outstanding shares represented in person or by proxy of all of the investment portfolios of Firstar voting in the aggregate have approved the sale of substantially all of the assets of Firstar and the subsequent dissolution of Firstar in the manner required by law, the failure of one Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Fund. The provisions of this Agreement shall be construed to effect this intent.

     27. No Brokers or Finders. Each of the parties, on behalf of both itself and each of its Funds, hereby represents and warrants to the other party hereto that that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     28. Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

     29. Effect of Facsimile Signature. A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any Transfer Document shall have the same effect as if executed in the original by such officer.

     30. Headings. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     31. FAF Liability. Both parties specifically acknowledge and agree that any liability of FAF under this Agreement with respect to a particular FAF Fund, or in connection with the transactions contemplated herein with respect to a particular FAF Fund, shall be discharged only out of the assets of the particular FAF Fund and that no other portfolio of FAF shall be liable with respect thereto.

     32. Firstar Liability. Both parties specifically acknowledge and agree that any liability of Firstar under this Agreement with respect to a Firstar Fund, or in connection with the transactions contemplated herein with respect to a particular Firstar Fund, shall be discharged only out of the assets of the particular Firstar Fund and that no other portfolio of Firstar shall be liable with respect thereto.

                              [SIGNATURES OMITTED]

                                   SCHEDULE A

                        COLUMN 1                                       COLUMN 2
                        --------                                       --------
FIRSTAR FUND AND SHARE CLASS                                   FAF FUND AND SHARE CLASS

FIRSTAR MONEY MARKET FUND                                 FAF PRIME OBLIGATIONS FUND
Retail A Shares                                           Class A Shares

FIRSTAR INSTITUTIONAL MONEY MARKET FUND                   FAF PRIME OBLIGATIONS FUND
Shares                                                    Class I Shares

FIRSTAR TAX-EXEMPT MONEY MARKET FUND                      FAF TAX FREE OBLIGATIONS FUND
Retail A Shares                                           Class A Shares
Institutional Shares                                      Class S Shares

FIRSTAR OHIO TAX-EXEMPT MONEY MARKET FUND                 FAF OHIO TAX FREE OBLIGATIONS FUND
Retail A Shares                                           Class A Shares
Institutional Shares                                      Class S Shares

FIRSTAR U. S. GOVERNMENT MONEY MARKET FUND                FAF GOVERNMENT OBLIGATIONS FUND
Retail A Shares                                           Class A Shares
Institutional Shares                                      Class S Shares

FIRSTAR U.S. TREASURY MONEY MARKET FUND                   FAF TREASURY RESERVE FUND
Retail A Shares                                           Class A Shares

FIRSTAR U.S. TREASURY MONEY MARKET FUND                   FAF TREASURY OBLIGATIONS FUND
Institutional Shares                                      Class S Shares

                                  APPENDIX II

                 RELEVANT PROVISIONS OF THE WISCONSIN BUSINESS
                 CORPORATION LAW RELATING TO DISSENTERS' RIGHTS

180.1301. Definitions.

     In ss. 180.1301 to 180.1331:

          (1) "Beneficial shareholder" means a person who is a beneficial owner of shares held by a nominee as the shareholder.

          (1m) "Business combination" has the meaning given in s. 180.1130(3).

          (2) "Corporation" means the issuer corporation or, if the corporate action giving rise to dissenters' rights under s. 180.1302 is a merger or share exchange that has been effectuated, the surviving domestic corporation or foreign corporation of the merger or the acquiring domestic corporation or foreign corporation of the share exchange.

          (3) "Dissenter" means a shareholder or beneficial shareholder who is entitled to dissent from corporate action under s. 180.1302 and who exercises that right when and in the manner required by ss. 180.1320 to 180.1328.

          (4) "Fair value", with respect to a dissenter's shares other than in a business combination, means the value of the shares immediately before the effectuation of the corporate action to which the dissenter objects, excluding any appreciation or depreciation in anticipation of the corporate action unless exclusion would be inequitable. "Fair value", with respect to a dissenter's shares in a business combination, means market value, as defined in s. 180.1130(9)(a)1. to 4.

          (5) "Interest" means interest from the effectuation date of the corporate action until the date of payment, at the average rate currently paid by the corporation on its principal bank loans or, if none, at a rate that is fair and equitable under all of the circumstances.

          (6) "Issuer corporation" means a domestic corporation that is the issuer of the shares held by a dissenter before the corporate action.

180.1302. Right to dissent.

     (1) Except as provided in sub. (4) and s. 180.1008(3), a shareholder or beneficial shareholder may dissent from, and obtain payment of the fair value of his or her shares in the event of, any of the following corporate actions:

          (a) Consummation of a plan of merger to which the issuer corporation is a party if any of the following applies:

             1. Shareholder approval is required for the merger by s. 180.1103 or by the articles of incorporation.

             2. The issuer corporation is a subsidiary that is merged with its parent under s. 180.1104.

          (b) Consummation of a plan of share exchange if the issuer corporation's shares will be acquired, and the shareholder or the shareholder holding shares on behalf of the beneficial shareholder is entitled to vote on the plan.

          (c) Consummation of a sale or exchange of all, or substantially all, of the property of the issuer corporation other than in the usual and regular course of business, including a sale in dissolution, but not including any of the following:

             1. A sale pursuant to court order.

             2. A sale for cash pursuant to a plan by which all or substantially all of the net proceeds of the sale will be distributed to the shareholders within one year after the date of sale.

          (d) Except as provided in sub. (2), any other corporate action taken pursuant to a shareholder vote to the extent that the articles of incorporation, bylaws or a resolution of the board of directors provides that the voting or nonvoting shareholder or beneficial shareholder may dissent and obtain payment for his or her shares.

     (2) Except as provided in sub. (4) and s. 180.1008(3), the articles of incorporation may allow a shareholder or beneficial shareholder to dissent from an amendment of the articles of incorporation and obtain payment of the fair value of his or her shares if the amendment materially and adversely affects rights in respect of a dissenter's shares because it does any of the following:

          (a) Alters or abolishes a preferential right of the shares.

          (b) Creates, alters or abolishes a right in respect of redemption, including a provision respecting a sinking fund for the redemption or repurchase, of the shares.

          (c) Alters or abolishes a preemptive right of the holder of shares to acquire shares or other securities.

          (d) Excludes or limits the right of the shares to vote on any matter or to cumulate votes, other than a limitation by dilution through issuance of shares or other securities with similar voting rights.

          (e) Reduces the number of shares owned by the shareholder or beneficial shareholder to a fraction of a share if the fractional share so created is to be acquired for cash under s. 180.0604.

     (3) Notwithstanding sub. (1)(a) to (c), if the issuer corporation is a statutory close corporation under ss. 180.1801 to 180.1837, a shareholder of the statutory close corporation may dissent from a corporate action and obtain payment of the fair value of his or her shares, to the extent permitted under sub. (1)(d) or (2) or s. 180.1803, 180.1813(1)(d) or (2)(b), 180.1815(3) or
180.1829(1)(c).

     (4) Except in a business combination or unless the articles of incorporation provide otherwise, subs. (1) and (2) do not apply to the holders of shares of any class or series if the shares of the class or series are registered on a national securities exchange or quoted on the National Association of Securities Dealers, Inc., automated quotations system on the record date fixed to determine the shareholders entitled to notice of a shareholders meeting at which shareholders are to vote on the proposed corporate action.

     (5) Except as provided in s. 180.1833, a shareholder or beneficial shareholder entitled to dissent and obtain payment for his or her shares under ss. 180.1301 to 180.1331 may not challenge the corporate action creating his or her entitlement unless the action is unlawful or fraudulent with respect to the shareholder, beneficial shareholder or issuer corporation.

180.1303. Dissent by shareholders and beneficial shareholders.

     (1) A shareholder may assert dissenters' rights as to fewer than all of the shares registered in his or her name only if the shareholder dissents with respect to all shares beneficially owned by any one person and notifies the corporation in writing of the name and address of each person on whose behalf he or she asserts dissenters' rights. The rights of a shareholder who under this subsection asserts dissenters' rights as to fewer than all of the shares registered in his or her name are determined as if the shares as to which he or she dissents and his or her other shares were registered in the names of different shareholders.

     (2) A beneficial shareholder may assert dissenters' rights as to shares held on his or her behalf only if the beneficial shareholder does all of the following:

          (a) Submits to the corporation the shareholder's written consent to the dissent not later than the time that the beneficial shareholder asserts dissenters' rights.

          (b) Submits the consent under par. (a) with respect to all shares of which he or she is the beneficial shareholder.

180.1320. Notice of dissenters' rights.

     (1) If proposed corporate action creating dissenters' rights under s.
180.1302 is submitted to a vote at a shareholders' meeting, the meeting notice shall state that shareholders and beneficial shareholders are or may be entitled to assert dissenters' rights under ss. 180.1301 to 180.1331 and shall be accompanied by a copy of those sections.

     (2) If corporate action creating dissenters' rights under s. 180.1302 is authorized without a vote of shareholders, the corporation shall notify, in writing and in accordance with s. 180.0141, all shareholders entitled to assert dissenters' rights that the action was authorized and send them the dissenters' notice described in s. 180.1322.

180.1321. Notice of intent to demand payment.

     (1) If proposed corporate action creating dissenters' rights under s.
180.1302 is submitted to a vote at a shareholders' meeting, a shareholder or beneficial shareholder who wishes to assert dissenters' rights shall do all of the following:

          (a) Deliver to the issuer corporation before the vote is taken written notice that complies with s. 180.0141 of the shareholder's or beneficial shareholder's intent to demand payment for his or her shares if the proposed action is effectuated.

          (b) Not vote his or her shares in favor of the proposed action.

     (2) A shareholder or beneficial shareholder who fails to satisfy sub. (1) is not entitled to payment for his or her shares under ss. 180.1301 to 180.1331.

180.1322. Dissenters' notice.

     (1) If proposed corporate action creating dissenters' rights under s.
180.1302 is authorized at a shareholders' meeting, the corporation shall deliver a written dissenters' notice to all shareholders and beneficial shareholders who satisfied s. 180.1321.

     (2) The dissenters' notice shall be sent no later than 10 days after the corporate action is authorized at a shareholders' meeting or without a vote of shareholders, whichever is applicable. The dissenters' notice shall comply with
s. 180.0141 and shall include or have attached all of the following:

          (a) A statement indicating where the shareholder or beneficial shareholder must send the payment demand and where and when certificates for certificated shares must be deposited.

          (b) For holders of uncertificated shares, an explanation of the extent to which transfer of the shares will be restricted after the payment demand is received.

          (c) A form for demanding payment that includes the date of the first announcement to news media or to shareholders of the terms of the proposed corporate action and that requires the shareholder or beneficial shareholder asserting dissenters' rights to certify whether he or she acquired beneficial ownership of the shares before that date.

          (d) A date by which the corporation must receive the payment demand, which may not be fewer than 30 days nor more than 60 days after the date on which the dissenters' notice is delivered.

          (e) A copy of ss. 180.1301 to 180.1331.

180.1323. Duty to demand payment.

     (1) A shareholder or beneficial shareholder who is sent a dissenters' notice described in s. 180.1322, or a beneficial shareholder whose shares are held by a nominee who is sent a dissenters' notice described in s. 180.1322, must demand payment in writing and certify whether he or she acquired beneficial ownership of the shares before the date specified in the dissenters' notice under s. 180.1322(2)(c). A shareholder or beneficial shareholder with certificated shares must also deposit his or her certificates in accordance with the terms of the notice.

     (2) A shareholder or beneficial shareholder with certificated shares who demands payment and deposits his or her share certificates under sub. (1) retains all other rights of a shareholder or beneficial shareholder until these rights are canceled or modified by the effectuation of the corporate action.

     (3) A shareholder or beneficial shareholder with certificated or uncertificated shares who does not demand payment by the date set in the dissenters' notice, or a shareholder or beneficial shareholder with certificated shares who does not deposit his or her share certificates where required and by the date set in the dissenters' notice, is not entitled to payment for his or her shares under ss. 180.1301 to 180.1331.

180.1324. Restrictions on uncertificated shares.

     (1) The issuer corporation may restrict the transfer of uncertificated shares from the date that the demand for payment for those shares is received until the corporate action is effectuated or the restrictions released under s. 180.1326.

     (2) The shareholder or beneficial shareholder who asserts dissenters rights as to uncertificated shares retains all of the rights of a shareholder or beneficial shareholder, other than those restricted under sub. (1), until these rights are canceled or modified by the effectuation of the corporate action.

180.1325. Payment.

     (1) Except as provided in s. 180.1327, as soon as the corporate action is effectuated or upon receipt of a payment demand, whichever is later, the corporation shall pay each shareholder or beneficial shareholder who has complied with s. 180.1323 the amount that the corporation estimates to be the fair value of his or her shares, plus accrued interest.

     (2) The payment shall be accompanied by all of the following:

          (a) The corporation's latest available financial statements, audited and including footnote disclosure if available, but including not less than a balance sheet as of the end of a fiscal year ending not more than 16 months before the date of payment, an income statement for that year, a statement of changes in shareholders' equity for that year and the latest available interim financial statements, if any.

          (b) A statement of the corporation's estimate of the fair value of the shares.

          (c) An explanation of how the interest was calculated.

          (d) A statement of the dissenter's right to demand payment under s.
     180.1328 if the dissenter is dissatisfied with the payment.

          (e) A copy of ss. 180.1301 to 180.1331.

180.1326. Failure to take action.

     (1) If an issuer corporation does not effectuate the corporate action within 60 days after the date set under s. 180.1322 for demanding payment, the issuer corporation shall return the deposited certificates and release the transfer restrictions imposed on uncertificated shares.

     (2) If after returning deposited certificates and releasing transfer restrictions, the issuer corporation effectuates the corporate action, the corporation shall deliver a new dissenters' notice under s. 180.1322 and repeat the payment demand procedure.

180.1327. After-acquired shares.

     (1) A corporation may elect to withhold payment required by s. 180.1325 from a dissenter unless the dissenter was the beneficial owner of the shares before the date specified in the dissenters' notice under s. 180.1322(2)(c) as the date of the first announcement to news media or to shareholders of the terms of the proposed corporate action.

     (2) To the extent that the corporation elects to withhold payment under sub. (1) after effectuating the corporate action, it shall estimate the fair value of the shares, plus accrued interest, and shall pay this amount to each dissenter who agrees to accept it in full satisfaction of his or her demand. The corporation shall send with its offer a statement of its estimate of the fair value of the shares, an explanation of how the interest was calculated, and a statement of the dissenter's right to demand payment under s. 180.1328 if the dissenter is dissatisfied with the offer.

180.1328. Procedure if dissenter is dissatisfied with payment or offer.

     (1) A dissenter may, in the manner provided in sub. (2), notify the corporation of the dissenter's estimate of the fair value of his or her shares and amount of interest due, and demand payment of his or her estimate, less any payment received under s. 180.1325, or reject the offer under s. 180.1327 and demand payment of the fair value of his or her shares and interest due, if any of the following applies:

          (a) The dissenter believes that the amount paid under s. 180.1325 or offered under s. 180.1327 is less than the fair value of his or her shares or that the interest due is incorrectly calculated.

          (b) The corporation fails to make payment under s. 180.1325 within 60 days after the date set under s. 180.1322 for demanding payment.

          (c) The issuer corporation, having failed to effectuate the corporate action, does not return the deposited certificates or release the transfer restrictions imposed on uncertificated shares within 60 days after the date set under s. 180.1322 for demanding payment.

     (2) A dissenter waives his or her right to demand payment under this section unless the dissenter notifies the corporation of his or her demand under sub. (1) in writing within 30 days after the corporation made or offered payment for his or her shares. The notice shall comply with s. 180.0141.

180.1330. Court action.

     (1) If a demand for payment under s. 180.1328 remains unsettled, the corporation shall bring a special proceeding within 60 days after receiving the payment demand under s. 180.1328 and petition the court to determine the fair value of the shares and accrued interest. If the corporation does not bring the special proceeding within the 60-day period, it shall pay each dissenter whose demand remains unsettled the amount demanded.

     (2) The corporation shall bring the special proceeding in the circuit court for the county where its principal office or, if none in this state, its registered office is located. If the corporation is a foreign corporation without a registered office in this state, it shall bring the special proceeding in the county in this state in which was located the registered office of the issuer corporation that merged with or whose shares were acquired by the foreign corporation.

     (3) The corporation shall make all dissenters, whether or not residents of this state, whose demands remain unsettled parties to the special proceeding. Each party to the special proceeding shall be served with a copy of the petition as provided in s. 801.14.

     (4) The jurisdiction of the court in which the special proceeding is brought under sub. (2) is plenary and exclusive. The court may appoint one or more persons as appraisers to receive evidence and recommend decision on the question of fair value. An appraiser has the power described in the order appointing him or her or in any amendment to the order. The dissenters are entitled to the same discovery rights as parties in other civil proceedings.

     (5) Each dissenter made a party to the special proceeding is entitled to judgment for any of the following:

          (a) The amount, if any, by which the court finds the fair value of his or her shares, plus interest, exceeds the amount paid by the corporation.

          (b) The fair value, plus accrued interest, of his or her shares acquired on or after the date specified in the dissenter's notice under s. 180.1322(2)(c), for which the corporation elected to withhold payment under
     s. 180.1327.

180.1331. Court Costs and Counsel Fees.

     (1) Notwithstanding ss. 814.01 to 814.04, the court in a special proceeding brought under s. 180.1330 shall determine all costs of the proceeding, including the reasonable compensation and expenses of appraisers appointed by the court and shall assess the costs against the corporation, except as provided in par.
(b).

     (2) Notwithstanding ss. 814.01 and 814.04, the court may assess costs against all or some of the dissenters, in amounts that the court finds to be equitable, to the extent that the court finds the dissenters acted arbitrarily, vexatiously or not in good faith in demanding payment under s. 180.1328.

     (3) The parties shall bear their own expenses of the proceeding, except that, notwithstanding ss. 814.01 to 814.04, the court may also assess the fees and expenses of counsel and experts for the respective parties, in amounts that the court finds to be equitable, as follows:

          (a) Against the corporation and in favor of any dissenter if the court finds that the corporation did not substantially comply with ss. 180.1320 to 180.1328.

          (b) Against the corporation or against a dissenter, in favor of any other party, if the court finds that the party against whom the fees and expenses are assessed acted arbitrarily, vexatiously or not in good faith with respect to the rights provided by this chapter.

     (4) Notwithstanding ss. 814.01 to 814.04, if the court finds that the services of counsel and experts for any dissenter were of substantial benefit to other dissenters similarly situated, the court may award to these counsel and experts reasonable fees to be paid out of the amounts awarded the dissenters who were benefited.

                               FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                                  P.O. BOX 3011
                         MILWAUKEE, WISCONSIN 53201-3011
                                1-(800)-677-3863


                           FIRST AMERICAN FUNDS, INC.
                                  P.O. BOX 1330
                        MINNEAPOLIS, MINNESOTA 55440-1330
                                1-(800)-637-2548


                       STATEMENT OF ADDITIONAL INFORMATION

    (AUGUST 30, 2001 SPECIAL MEETING OF SHAREHOLDERS OF FIRSTAR FUNDS, INC.)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the combined proxy statement/prospectus dated July 1, 2001 ("Combined Proxy Statement/Prospectus") for the Special Meeting of Shareholders of the Firstar Funds, Inc. ("Firstar") to be held on August 30, 2001. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing or calling Firstar or First American Funds ("FAF") at the addresses or telephone numbers set forth above.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

         Incorporation of Documents by Reference in Statement of Additional
Information:

         Further information about the Class A Shares of the FAF Prime Obligations Fund, FAF Tax Free Obligations Fund, FAF Government Obligations Fund and FAF Treasury Obligations Fund is contained in the Statement of Additional Information dated December 1, 2000, as supplemented December 13, 2000 and May 2, 2001 and incorporated herein by reference.

         The investments and risks of the FAF Treasury Reserve Fund and FAF Ohio Tax Free Obligations Fund are substantially the same in material respects to those of the Firstar U.S. Treasury Money Market Fund and Firstar Ohio Tax Free Obligations Fund. Information about the investments and risks of the Firstar U.S. Treasury Money Market Fund and Firstar Ohio Tax-Exempt Money Market Fund is contained in and incorporated herein by reference to the Statement of Additional Information dated March 1, 2001 as supplemented for such Firstar Funds.

         Further information about the Retail A Shares of the Firstar Money Market Fund, Shares of the Firstar Institutional Money Market Fund and Retail A and Institutional Shares of the Firstar Tax-Exempt Money Market Fund, Firstar Ohio Tax-Exempt Money Market Fund, Firstar U.S. Government Money Market Fund and Firstar U.S. Treasury Money Market Fund is contained in the Statement of Additional Information dated March 1, 2001 as supplemented and incorporated herein by reference.

         The audited financial statements and related Report of Independent Auditors for the year ended September 30, 2000 and the unaudited financial statements for the semi-annual period ended March 31, 2001 for the Class A Shares of the FAF Prime Obligations Fund, FAF Tax Free Obligations Fund, FAF Government Obligations Fund and FAF Treasury Obligations Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

         The audited financial statements and related Report of Independent Accountants for the period ended October 31, 2000 for the Retail A Shares of the Firstar Money Market Fund, Shares of the Firstar Institutional Money Market Fund and Retail A and Institutional Shares of the Firstar Tax-Exempt Money Market Fund, Firstar Ohio Tax-Exempt Money Market Fund, Firstar U.S. Government Money Market Fund and Firstar U.S. Treasury Money Market Fund are incorporated herein by reference. No other parts of the annual report are incorporated herein by reference.

         The audited financial statements and related Report of Independent Public Accountants for the year ended November 30, 1999 for shares of the predecessor Firstar Stellar Treasury Fund (currently, the Firstar U.S. Treasury Money Market Fund) and the predecessor Firstar Stellar Ohio Tax-Free Money Market Fund (currently, the Firstar Ohio Tax-Exempt Money Market Fund) are incorporated herein by reference. No other parts of the annual report are incorporated herein by reference.

         The date of this Statement of Additional Information is July 1, 2001.

                                TABLE OF CONTENTS


                                                                           PAGE

GENERAL INFORMATION.....................................................     1

Introductory Note to Pro Forma Financial Information....................     1

Pro Forma Financial Statements..........................................     2

                               GENERAL INFORMATION

         The Reorganization contemplates the transfer of substantially all of the assets and liabilities of each of the Firstar Money Market Funds (or a particular class of shares of such Fund) to the FAF Fund into which it is being reorganized in exchange for shares of designated classes of the FAF Fund into which it is being reorganized. Firstar also offers shares in twenty-seven other funds that are not part of the Reorganization. Firstar shareholders of those funds are voting on similar reorganizations, that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of First American Investment Funds, Inc. ("FAIF") and First American Strategy Funds, Inc. ("FASF") (together with FAF, the "First American Funds"). It is contemplated that these reorganizations will occur at the same time as the Firstar and FAF Reorganization.

         The Shares issued by an FAF Fund will have an aggregate value equal to the aggregate value of the shares of the respective corresponding Firstar Fund (or a particular class of shares of such Fund) that were outstanding immediately before the effective time of the Reorganization.

         After the transfer of substantially all of their assets and liabilities in exchange for the FAF Fund shares, each of the Firstar Funds will distribute the shares to their shareholders in liquidation of such Firstar Fund. Each shareholder owning shares of a particular Firstar Fund (or a particular class of shares of such Fund) at the effective time of the Reorganization will receive shares from the FAF Fund into which it is being reorganized of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the Firstar Funds. The FAF Fund into which a Firstar Fund (or a class of shares of such Fund) is being reorganized will establish an account for each former shareholder of the Firstar Funds reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Firstar Funds for each shareholder. Upon completion of the Reorganization with respect to all Firstar Funds, all outstanding shares of the Firstar Funds will have been redeemed and cancelled in exchange for shares distributed by the FAF Fund into which it is being reorganized, and Firstar will wind up its affairs and be deregistered as investment company under the 1940 Act and dissolved under Wisconsin law.

         For further information about the transaction, see the Combined Proxy Statement/Prospectus.

              INTRODUCTORY NOTE TO PRO FORMA FINANCIAL INFORMATION

         The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of each of the Firstar Funds (or a particular class of shares of such Fund), as applicable, to the FAF Funds into which it is being reorganized listed below, accounted for as if each transfer had occurred as of March 31, 2001. Under the proposed agreement and plan of reorganization, each Firstar Fund will be reorganized into the FAF Fund listed directly opposite in the table below. Those Firstar Funds reorganizing into Shell FAF Funds are printed in bold text.

     FIRSTAR FUND                              FAF FUND

   Money Market Fund                         Prime Obligations Fund
   Institutional Money Market Fund           Prime Obligations Fund
   Tax-Exempt Money Market Fund              Tax Free Obligations Fund
   OHIO TAX-EXEMPT MONEY MARKET FUND         Ohio Tax Free Obligations Fund
   U.S. Government Money Market Fund         Government Obligations Fund
   U.S. TREASURY MONEY MARKET FUND           Treasury Reserve Fund
        (RETAIL A SHARES)
   U.S. Treasury Money Market Fund           Treasury Obligations Fund
        (Institutional Shares)


         The investment objectives and policies of the Firstar Funds and the FAF Funds are set forth in the Combined Proxy Statement/Prospectus. Each FAF Fund into which a Firstar Fund (or a class of shares of such Fund) is being reorganized will substantially continue, with certain changes, the investment policies of the corresponding Firstar Fund (or class of shares of such Fund). Each Shell FAF Fund will have substantially the same investment objectives, policies and restrictions as the Firstar Fund (or a particular class of shares of such Fund) being reorganized into it.

         Pro forma financial information has been prepared for the reorganizations of (1) Firstar Money Market Fund and the Firstar Institutional Money Market Fund into the FAF Prime Obligations Fund; (2) Firstar Tax-Exempt Money Market Fund into the FAF Tax Free Obligations Fund; (3) Firstar U.S. Government Money Market Fund into the FAF Government Obligations Fund; (4) Retail A Shares of the Firstar U.S. Treasury Money Market Fund into the FAF Treasury Reserve Fund; and (5) Institutional Shares of the Firstar U.S. Treasury Money Market Fund into the FAF Treasury Obligations Fund.

         Each pro forma combined statement has been prepared based upon the proposed fee and expense structure of the applicable FAF Fund into which a Firstar Fund (or a particular class of shares of such Fund) is being reorganized.

         The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Firstar Funds and FAF Funds incorporated herein by reference in this Statement of Additional Information. Each combination of the above Firstar Funds and FAF Funds will be accounted for as a tax-free reorganization (with the exception of the combinations of the Firstar U.S. Treasury Money Market Fund).

                         PRO FORMA FINANCIAL STATEMENTS

FIRST AMERICAN PRIME OBLIGATIONS FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                                  Pro Forma
                                             First American                     Firstar                           Combined
                                                  Prime                      Institutional                     (First American
                                               Obligations    Firstar Money   Money Market                     Prime Obligations
                                                   Fund        Market Fund        Fund         Adjustments          Fund)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, at value
       (cost $12,973,185, $482,034,
       $3,102,000, and $16,557,219,
       respectively)                         $12,973,185     $ 482,034      $ 3,102,000    $        --           $16,557,219
     Income receivable                            77,717           145            1,792             --                79,654
     Receivable for Fund shares sold                 621            28               --             --                   649
     Other assets                                  8,348            33              123             --                 8,504
---------------------------------------------------------------------------------------------------------------------------------
       Total assets                           13,059,871       482,240        3,103,915             --            16,646,026
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for Fund shares redeemed                274         2,868               --             --                 3,142
     Payable for securities purchased             50,000            --               --             --                50,000
     Distributions payable                        55,069         1,739           14,094             --                70,902
     Payable to affiliates                         4,685           888            1,251             --                 6,824
     Bank overdraft                                2,100          (113)            (614)            --                 1,373
     Accrued expenses and other liabilities       10,015           631               28             --                10,674
-----------------------------------------------------------------------------------------------------------------------------
       Total liabilities                         122,143         6,013           14,759             --               142,915
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $12,937,728     $ 476,227      $ 3,089,156    $        --           $16,503,111
=================================================================================================================================
NET ASSETS CONSIST OF:
     Paid in capital                         $12,937,445     $ 475,998      $ 3,089,058    $        --           $16,502,501
     Undistributed net investment income             264            --               --             --                   264
     Accumulated net realized gain (loss)
       on investments                                 19           229               98             --                   346
     Net unrealized appreciation
       (depreciation) of investments                  --            --               --             --                    --
---------------------------------------------------------------------------------------------------------------------------------
         Total net assets                    $12,937,728     $ 476,227      $ 3,089,156    $        --           $16,503,111
=================================================================================================================================
NET ASSETS:
     Class A                                 $ 5,338,185     $ 476,227      $        --    $        --           $ 5,814,412
     Class B                                       6,490            --               --             --                 6,490
     Class C                                       1,890            --               --             --                 1,890
     Class D                                     652,116            --               --             --               652,116
     Class I                                          --            --               --      3,089,156 (1)         3,089,156
     Class Y                                   6,939,047            --               --             --             6,939,047
     Institutional Class                              --            --        3,089,156     (3,089,156)                   --
---------------------------------------------------------------------------------------------------------------------------------
         Total net assets                    $12,937,728     $ 476,227      $ 3,089,156    $        --           $16,503,111
=================================================================================================================================
SHARES OUTSTANDING:
     Class A                                   5,338,130       476,000               --             --             5,814,130
     Class B                                       6,495            --               --             --                 6,495
     Class C                                       1,890            --               --             --                 1,890
     Class D                                     652,119            --               --             --               652,119
     Class I                                          --            --               --      3,089,058 (1)         3,089,058
     Class Y                                   6,938,923            --               --             --             6,938,923
     Institutional Class                              --            --        3,089,058     (3,089,058)                   --
---------------------------------------------------------------------------------------------------------------------------------
        Total shares outstanding              12,937,557       476,000        3,089,058             --            16,502,615
=================================================================================================================================
NET ASSET VALUE PER SHARE:
     Class A                                 $      1.00      $   1.00      $        --                          $     1.00
     Class B                                 $      1.00      $     --      $        --                          $     1.00
     Class C                                 $      1.00      $     --      $        --                          $     1.00
     Class D                                 $      1.00      $     --      $        --                          $     1.00
     Class I                                 $        --      $     --      $        --                          $     1.00
     Class Y                                 $      1.00      $     --      $        --                          $     1.00
     Institutional Class                     $        --      $     --      $      1.00                          $       --
---------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
     Class A                                 $      1.00      $   1.00      $        --                          $     1.00
     Class B                                 $      1.00      $     --      $        --                          $     1.00
     Class C                                 $      1.00      $     --      $        --                          $     1.00
     Class D                                 $      1.00      $     --      $        --                          $     1.00
     Class I                                 $        --      $     --      $        --                          $     1.00
     Class Y                                 $      1.00      $     --      $        --                          $     1.00
     Institutional Class                     $        --      $     --      $      1.00                          $       --
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
     Class A                                 $      1.00      $   1.00      $        --                          $     1.00
     Class B                                 $      1.00      $     --      $        --                          $     1.00
     Class C                                 $      1.00      $     --      $        --                          $     1.00
     Class D                                 $      1.00      $     --      $        --                          $     1.00
     Class I                                 $        --      $     --      $        --                          $     1.00
     Class Y                                 $      1.00      $     --      $        --                          $     1.00
     Institutional Class                     $        --      $     --      $      1.00                          $       --
---------------------------------------------------------------------------------------------------------------------------------

(1) Represents the conversion of Firstar Institutional Class into Class I.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN TAX FREE OBLIGATIONS FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                               Pro Forma
                                                                                                               Combined
                                                            First           Firstar                             (First
                                                           American           Tax                               American
                                                           Tax Free          Exempt                             Tax Free
                                                         Obligations         Money                            Obligations
                                                            Fund             Market       Adjustments            Fund)
                                                            ----             ------       -----------          --------
ASSETS:
 Investments in securities, at value
    (cost $765,332, $604,135, and $1,369,467,
    respectively)                                        $   765,332      $   604,135     $        --         $ 1,369,467
 Cash                                                            129               --              --                 129
 Income receivable                                             4,172            4,964              --               9,136
 Other assets                                                    238               19              --                 257
                                                         -----------      -----------     -----------         -----------
   Total assets                                              769,871          609,118              --           1,378,989
                                                         -----------      -----------     -----------         -----------
LIABILITIES:
 Distributions payable                                         1,816            1,412              --               3,228
 Payable to affiliates                                           487              385              --                 872
 Accrued expenses and other liabilities                          171              172              --                 343
                                                         -----------      -----------     -----------         -----------
   Total liabilities                                           2,474            1,969              --               4,443
                                                         -----------      -----------     -----------         -----------
NET ASSETS                                               $   767,397      $   607,149     $        --         $ 1,374,546
                                                         ===========      ===========     ===========         ===========
NET ASSETS CONSIST OF:
 Paid in capital                                         $   767,379      $   607,135     $        --         $ 1,374,514
 Undistributed net investment income                              19               --              --                  19
 Accumulated net realized gain (loss) on investments              (1)              14              --                  13
                                                         -----------      -----------     -----------         -----------
     Total net assets                                    $   767,397      $   607,149     $        --         $ 1,374,546
                                                         ===========      ===========     ===========         ===========
NET ASSETS:
 Class A                                                 $   318,202      $   177,140     $        --         $   495,342
 Class D                                                      27,132               --              --              27,132
 Class S                                                          --               --         430,009(1)          430,009
 Class Y                                                     422,063               --                             422,063
 Institutional Class                                              --          430,009        (430,009)(1)              --
                                                         -----------      -----------     -----------         -----------
     Total net assets                                    $   767,397      $   607,149     $        --         $ 1,374,546
                                                         ===========      ===========     ===========         ===========
SHARES OUTSTANDING:
 Class A                                                     318,215          177,151              --             495,366
 Class D                                                      27,132               --              --              27,132
 Class S                                                          --               --         430,011(1)          430,011
 Class Y                                                     422,069               --              --             422,069
 Institutional Class                                              --          430,011        (430,011)(1)              --
                                                         -----------      -----------     -----------         -----------
    Total shares outstanding                                 767,416          607,162              --           1,374,578
                                                         ===========      ===========     ===========         ===========
NET ASSET VALUE PER SHARE:
 Class A                                                 $      1.00     $      1.00                          $      1.00
 Class D                                                 $      1.00     $        --                          $      1.00
 Class S                                                 $        --     $        --                          $      1.00
 Class Y                                                 $      1.00     $        --                          $      1.00
 Institutional Class                                     $        --     $      1.00                          $        --
                                                         -----------      -----------     -----------         -----------
OFFERING PRICE PER SHARE:
 Class A                                                 $      1.00     $      1.00                          $      1.00
 Class D                                                 $      1.00     $        --                          $      1.00
 Class S                                                 $        --     $        --                          $      1.00
 Class Y                                                 $      1.00     $        --                          $      1.00
 Institutional Class                                     $        --     $      1.00                          $        --
                                                         -----------      -----------     -----------         -----------
REDEMPTION PRICE PER SHARE:
 Class A                                                 $      1.00     $      1.00                          $      1.00
 Class D                                                 $      1.00     $        --                          $      1.00
 Class S                                                 $        --     $        --                          $      1.00
 Class Y                                                 $      1.00     $        --                          $      1.00
 Institutional Class                                     $        --     $      1.00                          $        --
                                                         -----------      -----------     -----------         -----------

(1)  Represents the conversion of Firstar Institutional Class into Class S.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                              Pro Forma
                                                                                                               Combined
                                                            First           Firstar                             (First
                                                           American           U.S.                             American
                                                          Government       Government                         Government
                                                         Obligations         Money                           Obligations
                                                             Fund            Market       Adjustments            Fund)
                                                             ----            ------       -----------          --------
ASSETS:
 Investments in securities, at value
    (cost $1,816,639, $62,512, and $1,879,151,
    respectively)                                        $ 1,816,639      $    62,512     $       --         $ 1,879,151
 Cash                                                              5               --             --                   5
 Income receivable                                             4,886               19             --               4,905
 Receivable for Fund shares sold                                  16               --             --                  16
 Other assets                                                    441               12             --                 453
                                                         -----------      -----------     ----------         -----------
   Total assets                                            1,821,987           62,543             --           1,884,530
                                                         -----------      -----------     ----------         -----------
LIABILITIES:
 Distributions payable                                         8,235              258             --               8,493
 Payable to affiliates                                           573               89             --                 662
 Accrued expenses and other liabilities                          805               57             --                 862
                                                         -----------      -----------     ----------         -----------
   Total liabilities                                           9,613              404             --              10,017
                                                         -----------      -----------     ----------         -----------
NET ASSETS                                               $ 1,812,374      $    62,139     $       --         $ 1,874,513
                                                         ===========      ===========     ==========         ===========
NET ASSETS CONSIST OF:
 Paid in capital                                         $ 1,812,500      $    62,139     $       --         $ 1,874,639
 Undistributed net investment income                               4               --             --                   4
 Accumulated net realized gain (loss) on investments            (130)              --             --                (130)
                                                         -----------      -----------     ----------         -----------
     Total net assets                                    $ 1,812,374      $    62,139     $       --         $ 1,874,513
                                                         ===========      ===========     ==========         ===========
NET ASSETS:
 Class A                                                 $   483,830      $    13,504     $       --         $   497,334
 Class D                                                     409,695               --             --             409,695
 Class S                                                          --               --         48,635(1)           48,635
 Class Y                                                     918,849               --             --             918,849
 Institutional Class                                              --           48,635        (48,635)(1)              --
                                                         -----------      -----------     ----------         -----------
     Total net assets                                    $ 1,812,374      $    62,139     $       --         $ 1,874,513
                                                         ===========      ===========     ==========         ===========
SHARES OUTSTANDING:
 Class A                                                     483,783           13,504             --             497,287
 Class D                                                     409,738               --             --             409,738
 Class S                                                          --               --         48,635(1)           48,635
 Class Y                                                     919,011               --             --             919,011
 Institutional Class                                              --           48,635        (48,635)(1)              --
                                                         -----------      -----------     ----------         -----------
    Total shares outstanding                               1,812,532           62,139             --           1,874,671
                                                         ===========      ===========     ==========         ===========
NET ASSET VALUE PER SHARE:
 Class A                                                 $      1.00      $      1.00                        $      1.00
 Class D                                                 $      1.00      $        --                        $      1.00
 Class S                                                 $        --      $        --                        $      1.00
 Class Y                                                 $      1.00      $        --                        $      1.00
 Institutional Class                                     $        --      $      1.00                        $        --
                                                         -----------      -----------     ----------         -----------
OFFERING PRICE PER SHARE:
 Class A                                                 $      1.00      $      1.00                        $      1.00
 Class D                                                 $      1.00      $        --                        $      1.00
 Class S                                                 $        --      $        --                        $      1.00
 Class Y                                                 $      1.00      $        --                        $      1.00
 Institutional Class                                     $        --      $      1.00                        $        --
                                                         -----------      -----------     ----------         -----------
REDEMPTION PRICE PER SHARE:
 Class A                                                 $      1.00      $      1.00                        $      1.00
 Class D                                                 $      1.00      $        --                        $      1.00
 Class S                                                 $        --      $        --                        $      1.00
 Class Y                                                 $      1.00      $        --                        $      1.00
 Institutional Class                                     $        --      $      1.00                        $        --
                                                         -----------      -----------     ----------         -----------

(1)  Represents the conversion of Firstar Institutional Class into Class S.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN TREASURY RESERVE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                   Pro Forma
                                                                                                   Combined
                                                 First        Firstar U.S.                          (First
                                                American        Treasury                           American
                                                Treasury         Money                             Treasury
                                                Reserve          Market                             Reserve
                                                 Fund             Fund        Adjustments            Fund)
                                                 ----             ----        -----------          --------
ASSETS:
 Investments in securities, at value
     (cost $0, $5,465,579 and $2,652,040,
     respectively)                            $        --     $ 5,465,579     $(2,813,539)(1)     $ 2,652,040
 Income receivable                                     --          13,875          (7,142)(1)           6,733
 Other assets                                          --              90             (46)(1)              44
                                              -----------     -----------     -----------         -----------
   Total assets                                        --       5,479,544      (2,820,727)          2,658,817
                                              -----------     -----------     -----------         -----------
LIABILITIES:
 Distributions payable                                 --          20,232         (10,415)(1)           9,817
 Payable to affiliates                                 --           3,192          (1,643)(1)           1,549
 Accrued expenses and other liabilities                --           1,415            (728)(1)             687
                                              -----------     -----------     -----------         -----------
   Total liabilities                                   --          24,839         (12,786)             12,053
                                              -----------     -----------     -----------         -----------
NET ASSETS                                    $        --     $ 5,454,705     $(2,807,941)        $ 2,646,764
                                              ===========     ===========     ===========         ===========
NET ASSETS CONSIST OF:
 Paid in capital                              $        --     $ 5,454,705     $(2,807,941)(1)     $ 2,646,764
                                              -----------     -----------     -----------         -----------
     Total net assets                         $        --     $ 5,454,705     $(2,807,941)        $ 2,646,764
                                              ===========     ===========     ===========         ===========
NET ASSETS:
 Class A                                      $        --     $ 2,646,764     $        --         $ 2,646,764
 Institutional Class                                   --       2,807,941      (2,807,941)(1)              --
                                              -----------     -----------     -----------         -----------
     Total net assets                         $        --     $ 5,454,705     $(2,807,941)        $ 2,646,764
                                              ===========     ===========     ===========         ===========
SHARES OUTSTANDING:
 Class A                                               --       2,648,119              --           2,648,119
 Institutional Class                                   --       2,806,589      (2,806,589)(1)              --
                                              -----------     -----------     -----------         -----------
    Total shares outstanding                           --       5,454,708      (2,806,589)          2,648,119
                                              ===========     ===========     ===========         ===========
NET ASSET VALUE PER SHARE:
 Class A                                      $        --     $      1.00                         $      1.00
 Institutional Class                          $        --     $      1.00                         $        --
                                              -----------     -----------     -----------         -----------
OFFERING PRICE PER SHARE:
 Class A                                      $        --     $      1.00                         $      1.00
 Institutional Class                          $        --     $      1.00                         $        --
                                              -----------     -----------     -----------         -----------
REDEMPTION PRICE PER SHARE:
 Class A                                      $        --     $      1.00                         $      1.00
 Institutional Class                          $        --     $      1.00                         $        --
                                              -----------     -----------     -----------         -----------

 (1) Firstar U.S. Treasury Money Market Institutional Class shares will be exchanged for Class S shares of First American Treasury Obligations Fund. Accordingly, the net assets attributable to Institutional Class shares have been removed as an adjustment for purposes of this pro forma financial statement.

 (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN TREASURY OBLIGATIONS FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                               Pro Forma
                                                                                                               Combined
                                                            First        Firstar U.S.                           (First
                                                           American        Treasury                            American
                                                           Treasury         Money                              Treasury
                                                         Obligations        Market                            Obligations
                                                            Fund             Fund         Adjustments            Fund)
                                                            ----             ----         -----------          --------
ASSETS:
 Investments in securities, at value
     (cost $6,316,255, $5,465,579, and $9,129,794,
     respectively)                                       $ 6,316,255      $ 5,465,579     $(2,652,040)(2)     $ 9,129,794
 Income receivable                                            13,868           13,875          (6,733)(2)          21,010
 Other assets                                                    564               90             (44)(2)             610
                                                         -----------      -----------     ----------- --      -----------
   Total assets                                            6,330,687        5,479,544      (2,658,817)          9,151,414
                                                         -----------      -----------     ----------- --      -----------
LIABILITIES:
 Distributions payable                                        24,822           20,232          (9,817)(2)          35,237
 Payable to affiliates                                         1,751            3,192          (1,549)(2)           3,394
 Bank overdraft                                                  293               --              --                 293
 Accrued expenses and other liabilities                        1,348            1,415            (687)(2)           2,076
                                                         -----------      -----------     ----------- --      -----------
   Total liabilities                                          28,214           24,839         (12,053)             41,000
                                                         -----------      -----------     ----------- --      -----------
NET ASSETS                                               $ 6,302,473      $ 5,454,705     $(2,646,764)        $ 9,110,414
                                                         ===========      ===========     =========== ==      ===========
NET ASSETS CONSIST OF:
 Paid in capital                                         $ 6,302,582      $ 5,454,705     $(2,646,764)(2)     $ 9,110,523
 Undistributed net investment income (loss)                      (44)              --              --                 (44)
 Accumulated net realized gain (loss) on investments             (65)              --              --                 (65)
                                                         -----------      -----------     ----------- --      -----------
     Total net assets                                    $ 6,302,473      $ 5,454,705     $(2,646,764)        $ 9,110,414
                                                         ===========      ===========     =========== ==      ===========
NET ASSETS:
 Class A                                                 $    77,044      $ 2,646,764     $(2,646,764)(2)     $    77,044
 Class D                                                   4,002,186               --              --           4,002,186
 Class S                                                          --               --       2,807,941(1)        2,807,941
 Class Y                                                   2,223,243               --              --           2,223,243
 Institutional Class                                              --        2,807,941      (2,807,941)(1)              --
                                                         -----------      -----------     ----------- --      -----------
     Total net assets                                    $ 6,302,473      $ 5,454,705     $(2,646,764)        $ 9,110,414
                                                         ===========      ===========     =========== ==      ===========
SHARES OUTSTANDING:
 Class A                                                      77,020        2,648,119      (2,648,119)(2)          77,020
 Class D                                                   4,001,753               --              --           4,001,753
 Class S                                                          --               --       2,806,589(1)        2,806,589
 Class Y                                                   2,223,803               --              --           2,223,803
 Institutional Class                                              --        2,806,589      (2,806,589)(1)              --
                                                         -----------      -----------     ----------- --      -----------
    Total shares outstanding                               6,302,576        5,454,708      (2,648,119)          9,109,165
                                                         ===========      ===========     =========== ==      ===========
NET ASSET VALUE PER SHARE:
 Class A                                                 $      1.00      $        --                         $      1.00
 Class D                                                 $      1.00      $        --                         $      1.00
 Class S                                                 $        --      $        --                         $      1.00
 Class Y                                                 $      1.00      $        --                         $      1.00
 Institutional Class                                     $        --      $      1.00                         $        --
                                                         -----------      -----------     ----------- --      -----------
OFFERING PRICE PER SHARE:
 Class A                                                 $      1.00      $        --                         $      1.00
 Class D                                                 $      1.00      $        --                         $      1.00
 Class S                                                 $        --      $        --                         $      1.00
 Class Y                                                 $      1.00      $        --                         $      1.00
 Institutional Class                                     $        --      $      1.00                         $        --
                                                         -----------      -----------     ----------- --      -----------
REDEMPTION PRICE PER SHARE:
 Class A                                                 $      1.00      $        --                         $      1.00
 Class D                                                 $      1.00      $        --                         $      1.00
 Class S                                                 $        --      $        --                         $      1.00
 Class Y                                                 $      1.00      $        --                         $      1.00
 Institutional Class                                     $        --      $      1.00                         $        --
                                                         -----------      -----------     ----------- --      -----------

(1)  Represents the conversion of Firstar Institutional Class into Class S.

(2) Firstar U.S. Treasury Money Market Class A shares will be exchanged for shares of First American Treasury Reserve Fund. Accordingly, the net assets attributable to Class A shares have been removed as an adjustment for purposes of this pro forma financial statement.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN PRIME OBLIGATIONS FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)


                                                                                                                         Pro Forma
                                                                                              Firstar                     Combined
                                                                     First                     Insti-                      (First
                                                                   American      Firstar      tutional                    American
                                                                     Prime        Money        Money                       Prime
                                                                  Obligations     Market       Market                    Obligations
                                                                     Fund         Fund          Fund       Adjustments     Fund)
INVESTMENT INCOME:
  Interest income                                                  $ 784,966    $  20,801    $ 179,501    $      --       $ 985,268
                                                                   ---------    ---------    ---------    ---------       ---------
           Total income                                              784,966       20,801      179,501           --         985,268

EXPENSES:
 Investment advisory fees                                             48,610        1,683       13,282       (9,917)(1)      53,658
 Administration fees                                                   7,131          400        3,145       12,320(1)       22,996
 Transfer agent fees                                                   5,270          276          265         (217)(1)       5,594
 Custodian fees                                                        3,644           37          295       (2,443)(1)       1,533
 Directors' fees                                                         135            7            9          (16)(2)         135
 Distribution fees - Class A                                          11,964          317           --           --          12,281
 Distribution fees - Class B                                              46           --           --           --              46
 Distribution fees - Class C                                               8           --           --           --               8
 Distribution fees - Class D                                             842           --           --           --             842
 Distribution fees - Class I                                              --           --           --           16(4)           16
 Distribution fees - Institutional Class                                  --           --           16          (16)(4)          --
 Other expenses                                                        1,325          170          140          (26)(2)       1,609
                                                                   ---------    ---------    ---------    ---------       ---------
           Total expenses                                             78,975        2,890       17,152         (299)         98,718
 Waivers                                                              (2,880)        (312)      (6,152)         311(3)       (9,033)
                                                                   ---------    ---------    ---------    ---------       ---------
           Net expenses                                               76,095        2,578       11,000           12          89,685
                                                                   ---------    ---------    ---------    ---------       ---------

              NET INVESTMENT INCOME                                  708,871       18,223      168,501          (12)        895,583
                                                                   ---------    ---------    ---------    ---------       ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:

Net realized gain (loss) on investments                                  214       (1,529)      (4,729)          --          (6,044)

Net increase from payments by affiliates                                  --        1,529        4,729           --           6,258
Net change in unrealized appreciation (depreciation) of
   investments                                                            --           --           --           --              --
                                                                   ---------    ---------    ---------    ---------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   214           --           --           --             214
                                                                   ---------    ---------    ---------    ---------       ---------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS   $ 709,085    $  18,223    $ 168,501    $     (12)      $ 895,797
                                                                   =========    =========    =========    =========       =========

(1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.

(2)  Reflects the anticipated savings of the merger.

(3)  Reflects adjustment based on expense limitation for the combined fund.

(4)  Represents the conversion of Firstar Institutional Class into Class I.

                 (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN TAX FREE OBLIGATIONS FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)


                                                                                                                          Pro Forma
                                                                       First                                              Combined
                                                                     American         Firstar                              (First
                                                                        Tax             Tax                               American
                                                                       Free            Exempt                             Tax Free
                                                                    Obligations        Money                             Obligations
                                                                       Fund            Market          Adjustments          Fund)
                                                                       ----            ------          -----------       -----------
INVESTMENT INCOME:
  Interest income                                                    $ 29,380         $ 12,335         $     --            $ 41,715
  Fee income                                                               --               --               --                  --
                                                                     --------         --------         ------              --------
          Total income                                                 29,380           12,335               --              41,715

EXPENSES:
  Investment advisory fees                                              2,872            1,567             (816)(1)           3,623
  Administration fees                                                     422              382              875(1)            1,679
  Transfer agent fees                                                     203               40             (139)(1)             104
  Custodian fees                                                          215               32             (143)(1)             104
  Directors' fees                                                           8                7               (7)(2)               8
  Distribution fees - Class A                                             753              157               --                 910
  Distribution fees - Class D                                              48               --               --                  48
  Distribution fees - Class S                                              --               --              633(3)              633
  Distribution fees - Institutional Class                                  --              633             (633)(3)              --
  Other expenses                                                           84               78              (14)(2)             148
                                                                     --------         --------         ------              --------
          Total expenses                                                4,605            2,896             (245)              7,256
  Waivers                                                                (443)            (572)             649(4)             (366)
                                                                     --------         --------         ------              --------
          Net expenses                                                  4,162            2,324              404               6,890
                                                                     --------         --------         ------              --------
             NET INVESTMENT INCOME                                     25,218           10,011             (404)             34,825
                                                                     --------         --------         ------              --------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:

Net realized gain (loss) on investments                                    (1)               6               --                   5
Net change in unrealized appreciation (depreciation) of
  investments                                                              --               --               --                  --
                                                                     --------         --------         ------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (1)               6               --                   5
                                                                     --------         --------         ------              --------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS     $ 25,217         $ 10,017         $   (404)           $ 34,830
                                                                     ========         ========         ========            ========

(1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.

(2)  Reflects the anticipated savings of the merger.

(3)  Represents the conversion of Firstar Institutional Class into Class S.

(4)  Reflects adjustment based on expense limitation for the combined fund.

                 (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)



                                                                                                                        Pro Forma
                                                                                                                        Combined
                                                                        First         Firstar                             (First
                                                                      American          U.S.                             American
                                                                      Government      Government                        Government
                                                                     Obligations        Money                           Obligations
                                                                        Fund            Market        Adjustments          Fund)
                                                                        ----            ------        -----------        --------
INVESTMENT INCOME:
  Interest income                                                     $ 115,065       $   4,094       $      --          $ 119,159
  Income from securities lending                                            117              --              --                117
                                                                      ---------       ---------       ---------          ---------
          Total income                                                  115,182           4,094              --            119,276

EXPENSES:
  Investment advisory fees                                                7,275             327          (1,000)(1)          6,602
  Administration fees                                                     1,074             110           1,676(1)           2,860
  Transfer agent fees                                                       344              36              (9)(1)            371
  Custodian fees                                                            544              29            (384)(1)            189
  Directors' fees                                                            19               7              (7)(2)             19
  Distribution fees - Class A                                             1,139               6              --              1,145
  Distribution fees - Class D                                               648              --              --                648
  Distribution fees - Class S                                                --              --              13(4)              13
  Distribution fees - Institutional Class                                    --              13             (13)(4)             --
  Other expenses                                                            262              84             (15)(2)            331
                                                                      ---------       ---------       ---------          ---------
          Total expenses                                                 11,305             612             261             12,178
  Waivers                                                                (1,088)           (125)            219(3)            (994)
                                                                      ---------       ---------       ---------          ---------
          Net expenses                                                   10,217             487             480             11,184
                                                                      ---------       ---------       ---------          ---------
             NET INVESTMENT INCOME                                      104,965           3,607            (480)           108,092
                                                                      ---------       ---------       ---------          ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                     129              --              --                129
Net change in unrealized appreciation (depreciation) of
  investments                                                                --              --              --                 --
                                                                      ---------       ---------       ---------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                      129              --              --                129
                                                                      ---------       ---------       ---------          ---------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS      $ 105,094       $   3,607       $    (480)         $ 108,221
                                                                      =========       =========       =========          =========

(1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.

(2)  Reflects the anticipated savings of the merger.

(3)  Reflects adjustment based on expense limitation for the combined fund.

(4)  Represents the conversion of Firstar Institutional Class into Class S.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN TREASURY RESERVE FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)



                                                                                                                         Pro Forma
                                                                               Firstar                                   Combined
                                                                First            US                                       (First
                                                              American        Treasury                                   American
                                                              Treasury         Money                                     Treasury
                                                              Reserve          Market                                    Reserve
                                                                Fund            Fund              Adjustments              Fund)
                                                                ----            ----              -----------            --------
INVESTMENT INCOME:
  Interest income                                            $      --       $ 247,446            $(125,332)(4)         $ 122,114
                                                             ---------       ---------            ---------             ---------
          Total income                                              --         247,446             (125,332)              122,114

EXPENSES:
  Investment advisory fees                                          --          19,362              (12,347)(1)(4)          7,015
  Administration fees                                               --           4,656               (1,649)(1)(4)          3,007
  Transfer agent fees                                               --           4,745               (4,504)(1)(4)            241
  Custodian fees                                                    --             773                 (573)(1)(4)            200
  Directors' fees                                                   --               7                   (4)(2)                 3
  Distribution fees - Class A                                       --           8,017                2,005(5)             10,022
  Distribution fees - Institutional Class                           --           5,173               (5,173)(4)                --
  Other expenses                                                    --             924                 (486)(2)(4)            438
                                                             ---------       ---------            ---------             ---------
          Total expenses                                            --          43,657              (22,731)               20,926
  Waivers                                                                       (6,849)               4,764(3)(4)          (2,085)
                                                             ---------       ---------            ---------             ---------
          Net expenses                                              --          36,808              (17,967)               18,841
                                                             ---------       ---------            ---------             ---------

             NET INVESTMENT INCOME                                  --         210,638             (107,365)              103,273
                                                             ---------       ---------            ---------             ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                             --             839                 (440)(4)               399
Net change in unrealized appreciation (depreciation) of                                                                        --
  investments                                                       --              --                   --                    --
                                                             ---------       ---------            ---------             ---------
NET REALIZED AND UNREALIZED GAIN                                    --             839                 (440)                  399
                                                             ---------       ---------            ---------             ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS               $      --       $ 211,477            $(107,805)            $ 103,672
                                                             =========       =========            =========             =========

(1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.

(2)  Reflects the anticipated savings of the merger.

(3)  Reflects adjustment based on expense limitation for the combined fund.

(4) Firstar U.S. Treasury Money Market Institutional Class shares will be exchanged for shares of First American Treasury Obligations Fund. Accordingly, the results of operations attributable to Institutional Class shares have been removed as an adjustment for purposes of this pro forma financial statement.

(5)  Reflects new distribution fee arrangement for the combined fund.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN TREASURY OBLIGATIONS FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)



                                                                                                                          Pro Forma
                                                                                      Firstar                             Combined
                                                                         First           US                                (First
                                                                       American       Treasury                            American
                                                                       Treasury        Money                              Treasury
                                                                      Obligations      Market                            Obligations
                                                                         Fund           Fund          Adjustments           Fund)
                                                                         ----           ----          -----------         --------
INVESTMENT INCOME:
  Interest income                                                     $ 356,850       $ 247,446       $(122,114)(4)      $ 482,182
                                                                      ---------       ---------       ---------          ---------
    Total income                                                        356,850         247,446        (122,114)           482,182

EXPENSES:
  Investment advisory fees                                               23,131          19,362         (14,981)(1)(4)      27,512
  Administration fees                                                     3,401           4,656           4,768(1)(4)       12,825
  Transfer agent fees                                                       184           4,745          (4,693)(1)(4)         236
  Custodian fees                                                          1,743             773          (1,730)(1)(4)         786
  Directors' fees                                                            64               7              (7)(2)             64
  Distribution fees - Class A                                               106           8,017          (8,017)(4)            106
  Distribution fees - Class D                                             5,316              --              --              5,316
  Distribution fees - Class S                                                --              --           5,173(5)           5,173
  Distribution fees - Institutional Class                                    --           5,173          (5,173)(5)             --
  Other expenses                                                            789             924            (457)(2)(4)       1,256
                                                                      ---------       ---------       ---------          ---------
    Total expenses                                                       34,734          43,657         (25,118)            53,273
  Waivers                                                                (3,295)         (6,849)          5,899(3)(4)       (4,245)
                                                                      ---------       ---------       ---------          ---------
    Net expenses                                                         31,439          36,808         (19,219)            49,028
                                                                      ---------       ---------       ---------          ---------
              NET INVESTMENT INCOME                                     325,411         210,638        (102,895)           433,154
                                                                      ---------       ---------       ---------          ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                      34             839            (399)(4)            474
Net change in unrealized appreciation (depreciation) of
  investments                                                                --              --              --                 --
                                                                      ---------       ---------       ---------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       34             839            (399)               474
                                                                      ---------       ---------       ---------          ---------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS      $ 325,445       $ 211,477       $(103,294)         $ 433,628
                                                                      =========       =========       =========          =========

(1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.

(2)  Reflects the anticipated savings of the merger.

(3)  Reflects adjustment based on expense limitation for the combined fund.

(4) Firstar U.S. Treasury Money Market Class A shares will be exchanged for shares of First American Treasury Reserve Fund. Accordingly, the results of operations attributable to Class A shares have been removed as an adjustment for purposes of this pro forma financial statement.

(5)  Represents the conversion of Firstar Institutional Class into Class S.


                 (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN PRIME OBLIGATIONS FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN PRIME OBLIGATIONS FUND, FIRSTAR MONEY MARKET FUND AND FIRSTAR
  INSTITUTIONAL MONEY MARKET FUND
March 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                            Pro Forma                                                                   Pro Forma
                                            Combined                                                                    Combined
                                            (First                                                                      (First
 First                                      American                              First         Firstar                 American
 American      Firstar     Firstar          Prime                                 American      Money    Firstar        Prime
 Prime         Money       Institutional    Obligations                           Prime         Market   Institutional  Obligations
 Obligations   Market      Money            Fund)                                 Obligations   Fund     Money          Fund)
 Fund          Fund        Market Fund      Par/Shares                            Fund          Market   Market Fund    Market Value
 Par/Shares    Par/Shares  Par/Shares       (4)                                   Market Value  Value    Market Value   (4)
 ----------    ----------  -------------    ----------                            ------------  ------   ------------   ------------
                                                          COMMERCIAL
                                                           PAPER
                                                           - 61.9%
                                                          AUTOS &
                                                          TRUCKS - 1.5%
                                                          Ford Motor
                                                           Credit:
 $               $ 20,000  $                  $ 20,000       5.45%, 4/18/01       $             $ 19,951  $                $ 19,951
                                40,000          40,000       5.01%, 5/03/01                                   39,822         39,822
     45,000                                     45,000       5.01%, 5/04/01            44,793                                44,793
    100,000                                    100,000       5.08%, 5/04/01            99,534                                99,534
                                                          General Motors
                                                          Acceptance
                                                           Corporation,
                                45,000          45,000       5.48%, 4/20/01                                   44,870         44,870
                                                                                  -----------   --------  ----------    -----------
                                                                                      144,327     19,951      84,692        248,970
                                                                                  -----------   --------  ----------    -----------

                                                          COMMERCIAL
                                                           FUNDING
                                                           CORPORATIONS
                                                           - 21.6%
                                                          Asset Securitization
                                                            (1)
     70,000                                     70,000       5.28%, 4/05/01            69,959                                69,959
                   10,000                       10,000       5.01%, 4/24/01                        9,968                      9,968
                               100,000         100,000       0.00%, 4/06/01                                   99,929         99,929
                                                          Ciesco L.P.,
                                50,000          50,000       5.20%, 5/07/01                                   49,740         49,740
                                                          Corporate Asset
                                                            Funding (1):
                    5,000       50,000          55,000       5.45%, 4/05/01                        4,997      49,970         54,967
     66,900                                     66,900       5.40%, 4/06/01            66,850                                66,850
     37,000                                     37,000       5.32%, 4/16/01            36,918                                36,918
                   10,000                       10,000       5.03%, 4/25/01                        9,967                      9,967
    100,000                                    100,000       5.03%, 4/27/01            99,637                                99,637
                    6,000                        6,000       5.23%, 5/08/01                        5,968                      5,968
                                50,000          50,000       5.23%, 5/11/01                                   49,709         49,709
                                                          CXC, Incorporated:
                    8,000                        8,000       5.45%, 4/05/01                        7,995                      7,995
                   10,000                       10,000       5.25%, 4/24/01                        9,966                      9,966
                                45,000          45,000       5.58%, 4/17/01                                   44,888         44,888
                                50,000          50,000       5.57%, 4/20/01                                   49,853         49,853
                                                          Edison Asset
                                                           Securitization,
                                                           (Guarantor: 10%
                                                          GECC):
     75,000                                     75,000       5.28%, 4/04/01            74,967                                74,967
                    8,000                        8,000       5.01%, 4/19/01                        7,980                      7,980
                   10,000                       10,000       4.93%, 6/7/01                         9,908                      9,908
                                50,000          50,000       5.34%, 4/05/01                                   49,970         49,970
                                50,000          50,000       5.34%, 4/12/01                                   49,918         49,918
                                44,318          44,318       5.58%, 4/18/01                                   44,201         44,201
    100,000                                    100,000       4.88%, 5/11/01            99,458                                99,458
    105,770                                    105,770       4.89%, 5/18/01           105,095                               105,095
                                                          Fleet Funding (A):
     34,116                                     34,116       5.27%, 4/05/01            34,096                                34,096
     82,452                                     82,452       5.15%, 4/18/01            82,252                                82,252
     81,341                                     81,341       5.138%, 4/20/01           81,122                                81,122
     52,497                                     52,497       5.02%, 4/25/01            52,321                                52,321
                                                          Jupiter
                                                           (International
                                                           Securitization)
                                                           (1):
     73,035                                     73,035       5.278%, 4/04/01           73,003                                73,003
     35,000                                     35,000       5.47%, 4/04/01            34,984                                34,984
     80,000                                     80,000       5.25%, 4/09/01            79,907                                79,907
     50,000                                     50,000       5.05%, 4/19/01            49,874                                49,874
     50,000                                     50,000       5.04%, 4/25/01            49,832                                49,832
     80,000                                     80,000       4.93%, 5/01/01            79,671                                79,671
     80,420                                     80,420       4.95%, 5/03/01            80,066                                80,066
     50,000                                     50,000       4.96%, 5/08/01            49,745                                49,745
                                                          Moat Funding
                                                           LLC (Guarantor:
                                                           28% Chase) (1):
     50,000                                     50,000       6.814%, 5/15/01           49,603                                49,603
    132,296                                    132,296       5.10%, 5/30/01           131,190                               131,190
    100,000                                    100,000       5.00%, 6/15/01            98,958                                98,958
     30,000                                     30,000       4.81%, 6/21/01            29,675                                29,675
     31,000                                     31,000       4.87%, 6/21/01            30,660                                30,660
     65,000                                     65,000       4.92%, 7/13/01            64,085                                64,085
     58,772                                     58,772       5.197%, 7/24/01           57,828                                57,828
     30,000                                     30,000       5.05%, 8/10/01            29,449                                29,449
                                                          Pooled
                                                           Accounts
                                                           Receivable
                                                           Capital:
                                                             (Guarantor: 46%
                                                              MBIA) (1)
     57,959                                     57,959       5.28%, 4/03/01            57,942                                57,942
     50,000         5,000       50,000         105,000       5.02%, 4/12/01            49,923      4,992      49,923        104,838
     26,000                                     26,000       5.26%, 4/12/01            25,958                                25,958
     49,306                                     49,306       4.94%, 4/19/01            49,184                                49,184
     50,000                                     50,000       4.97%, 4/24/01            49,841                                49,841
                                10,000          10,000       5.04%, 4/24/01                                    9,968          9,968
     66,733                                     66,733       4.98%, 4/26/01            66,502                                66,502
    115,236                                    115,236       4.82%, 6/15/01           114,079                               114,079
                                                          Quincy Capital (1):
     32,156                                     32,156       5.275%, 4/02/01           32,151                                32,151
     84,627                                     84,627       5.24%, 4/09/01            84,528                                84,528
     68,251                                     68,251       5.19%, 4/17/01            68,094                                68,094
     57,767                                     57,767       5.08%, 4/20/01            57,612                                57,612
    100,000                                    100,000       4.96%, 4/26/01            99,656                                99,656
    150,000                                    150,000       5.00%, 5/02/01           149,354                               149,354
                                                          Receivables
                                                           Capital (1):
     28,962                                     28,962       5.29%, 4/02/01            28,958                                28,958
     37,207                                     37,207       5.43%, 4/02/01            37,201                                37,201
     50,000                                     50,000       5.22%, 5/01/01            49,783                                49,783
    132,023                                    132,023       5.00%, 5/03/01           131,436                               131,436
                                                                                  -----------   --------  ----------    -----------
                                                                                    2,943,407     71,741     548,069      3,563,217
                                                                                  -----------   --------  ----------    -----------

                                                          DOMESTIC
                                                           BANKS - 5.8%
                                                          Formosa
                                                           Plastics (LOC:
                                                           BankAmerica):
     21,000                                     21,000       4.92%, 6/29/01            20,745                                20,745
                                                          Citicorp:
    100,000                                    100,000       5.05%, 5/11/01            99,439                                99,439
                                                          Cofco Capital
                                                           (LOC:
                                                           BankAmerica):
     38,000                                     38,000       4.99%, 4/27/01            37,863                                37,863
                                                           Kittyhawk
                                                            Funding
                                                            (Guarantor:
                                                            BankAmerica):
    150,988                                    150,988       4.95%, 4/20/01           150,594                               150,594
     97,248                                     97,248       4.98%, 6/08/01 (1)        96,333                                96,333
     62,539                                     62,539       4.80%, 6/15/01            61,914                                61,914
                                                           Minmetals Caps
                                                            & Secs
                                                            (LOC:
                                                            BankAmerica):
     40,000                                     40,000       4.95%, 6/07/01            39,632                                39,632
                                                           Variable Funding
                                                            Capital
                                                           (Guarantor:
                                                            First Union) (1):

                                            Pro Forma                                                                   Pro Forma
                                            Combined                                                                    Combined
                                            (First                                                                      (First
 First                                      American                              First         Firstar                 American
 American      Firstar     Firstar          Prime                                 American      Money    Firstar        Prime
 Prime         Money       Institutional    Obligations                           Prime         Market   Institutional  Obligations
 Obligations   Market      Money            Fund)                                 Obligations   Fund     Money          Fund)
 Fund          Fund        Market Fund      Par/Shares                            Fund          Market   Market Fund    Market Value
 Par/Shares    Par/Shares  Par/Shares       (4)                                   Market Value  Value    Market Value   (4)
 ----------    ----------  -------------    ----------                            ------------  ------   ------------   ------------
     50,000                                     50,000       5.27%, 4/05/01            49,971                                49,971
    100,000                                    100,000       5.35%, 4/11/01            99,851                                99,851
    100,000                                    100,000       5.32%, 4/19/01            99,734                                99,734
     50,000                                     50,000       5.34%, 4/20/01            49,859                                49,859
    100,000                                    100,000       5.32%, 4/23/01            99,675                                99,675
     50,000                                     50,000       5.02%, 5/10/01            49,728                                49,728
                                                                                  -----------   --------  ----------    -----------
                                                                                      955,338          -           -        955,338
                                                                                  -----------   --------  ----------    -----------

                                                          DOMESTIC
                                                           BRANCH,
                                                           FOREIGN BANK
                                                           - 5.0%
                                                          Banco de Galicia
                                                           Buenos Aires
                                                          (LOC: Bayerische
                                                             Hyp Vereinsbank
                                                             NY)
     62,500                                     62,500       5.18%, 5/23/01            62,032                                62,032
                                                          Banco de Galica
                                                           y Buenos Aires
                                                           (LOC: Dresdner
                                                          NY)
    122,500                                    122,500       4.49%, 9/19/01           119,887                               119,887
                                                          Credit Suisse,
                                50,000          50,000       4.99%, 4/26/01                                   50,000         50,000
                                                          Deutsche Bank
                                                           Financial, Inc.:
                                80,000          80,000       5.20%, 5/02/01                                   79,642         79,642
                                35,000          35,000       5.01%, 8/24/01                                   34,294         34,294
                                                          Dresdner US
                                                          Finance, Inc.:
                    8,000                        8,000       5.43%, 4/4/01                         7,996                      7,996
                   10,000                       10,000       5.26%, 7/6/01                         9,860                      9,860
                                60,000          60,000       5.54%, 4/23/01                                   59,797         59,797
                                50,000          50,000       5.23%,  5/16/01                                  49,673         49,673
                                                          FCE Bank PLC
                                25,000          25,000       6.13%, 4/06/01                                   24,979         24,979
                                                          Louis Dreyfus
                                                           (LOC: Dresdner
                                                           Bank NY)
     50,000                                     50,000       5.29%, 4/04/01            49,978                                49,978
     35,000                                     35,000       5.03%, 4/16/01            34,927                                34,927
                                                          Rabobank Nederland:
                               100,000         100,000       4.78%, 3/11/02                                  100,197        100,197
                                                          Sinochem Amern
                                                           (LOC: ABN
                                                           Amro NY)
     23,800                                     23,800       5.05%, 5/07/01            23,680                                23,680
                                                          UBS Finance
                                                           (Delaware):
                   10,000       50,000          60,000       6.03%, 4/03/01                        9,997      49,983         59,980
                                50,000          50,000       5.21%, 6/08/01                                   49,508         49,508
                                                          Bank of
                                                          Scotland,
                   10,000                       10,000       4.90%, 5/31/01                       10,000                     10,000
                                                                                  -----------   --------  ----------    -----------
                                                                                      290,504     37,853     498,073        826,430
                                                                                  -----------   --------  ----------    -----------

                                                          FINANCE -
                                                          MISCELLANEOUS
                                                           - 6.0%
                                                          Aegon Funding
                                                          Corporation
                                43,000          43,000       5.32%, 4/02/01                                   42,994         42,994
                                                          American Express
                                                           Credit:
                                50,000          50,000       5.03%, 5/10/01                                   49,728         49,728
    100,000                                    100,000       4.95%, 5/16/01            99,381                                99,381
                                                          CIT Group
                                                          Holdings, Inc.:
                   10,000       50,000          60,000       5.33%, 4/25/01                        9,965      49,822         59,787
                                50,000          50,000       5.33%, 4/24/01                                   49,830         49,830
                                                          Caterpillar
                                                           Finance Inc.:
                                50,000          50,000       4.89%, 5/21/01                                   49,660         49,660
                                43,800          43,800       5.12%, 6/13/01                                   43,345         43,345
                                                          Enterprise
                                                           Funding
                                                           Corporation
                                50,000          50,000       4.96%, 4/23/01                                   49,848         49,848
                                                          GECC
                   15,000                       15,000       4.95%, 5/09/01                       14,922                     14,922
                                                          Kittyhawk Funding
                                                           Corporation,
                   15,000       50,000          65,000       4.47%, 9/20/01                       14,680      48,932         63,612
                                                          Moat CP
                                50,000          50,000       5.44%, 4/23/01                                   49,848         49,848
                                                          Moat Funding
                   10,000       50,000          60,000       4.86%, 6/13/01                        9,901      49,507         59,408
                                                          National Rural
                                                           Utilities:
                   10,000       44,500          54,500       5.37%, 4/06/01                        9,992      44,467         54,459
                   10,100                       10,100       5.19%, 5/24/01                       10,023                     10,023
                                50,000          50,000       5.33%, 4/26/01                                   49,815         49,815
                                40,000          40,000       5.62%, 7/20/01                                   40,000         40,000
                                                          Quincy Capital:
                   15,000       50,000          65,000       5.10%, 4/11/01                       14,978      49,928         64,906
                                40,000          40,000       5.01%, 4/26/01                                   39,862         39,862
                                                          Receivables
                                                           Capital
                                                           Corporation:
                    7,000       40,000          47,000       5.43%, 4/05/01                        6,996      39,977         46,973
                   10,000                       10,000       5.11%, 4/20/01                        9,973                      9,973
                                                          Sigma Financial
                                                           Inc.,
                   10,000       40,000          50,000       4.53%, 9/20/01                        9,787      39,150         48,937
                                                                                  -----------   --------  ----------    -----------
                                                                                       99,381    111,217     786,713        997,311
                                                                                  -----------   --------  ----------    -----------

                                                          FINANCE -
                                                           SERVICES -
                                                           8.9%
                                                          American
                                                           Express,
                   10,000                       10,000       5.03%, 5/10/01                        9,946                      9,946
                                                          Barclays US
                                                           Funding
                                                           Corporation,
                   10,000       50,000          60,000       5.18%, 4/03/01                        9,997      49,986         59,983
                                                          Goldman Sachs
                                                           Group:
                   10,000       50,000          60,000       5.67%, 4/09/01                        9,988      49,937         59,925
    100,000                                    100,000       5.37%, 4/30/01            99,573                                99,573
                                50,000          50,000       5.58%, 4/30/01                                   49,775         49,775
    100,000                                    100,000       5.55%, 5/11/01            99,383                                99,383
                                                          JP Morgan
                                                           Chase
    100,000                                    100,000       4.82%, 5/29/01            99,223                                99,223
                                                          MBNA Master
                                                           Credit Card,
                   15,000                       15,000       4.90%, 6/7/01                        14,863                     14,863
                                                          Merrill Lynch:
                   10,000       50,000          60,000       5.43%, 4/11/01                        9,985      49,925         59,910
                                50,000          50,000       5.45%, 4/16/01                                   49,886         49,886
                                40,000          40,000       5.50%, 4/26/01                                   39,847         39,847
                                45,000          45,000       5.45%, 4/27/01                                   44,823         44,823
     80,287                                     80,287       4.98%, 5/16/01            79,787                                79,787
                                                          Morgan Stanley
                                                           Dean Witter:
    125,000                                    125,000       5.02%, 4/03/01           124,965                               124,965
                    5,000                        5,000       5.02%, 4/12/01                        4,992                      4,992
    150,000                                    150,000       5.35%, 4/12/01           149,755                               149,755
     75,000                                     75,000       4.95%, 6/08/01            74,299                                74,299
                                                          Morgan Stanley
                                                           Group,
                   10,000                       10,000       4.97%, 4/23/01                        9,970                      9,970
                                50,000          50,000       5.34%, 4/19/01                                   49,867         49,867
                                50,000          50,000       5.04%,  8/10/01                                  49,083         49,083
                                                          Salomon Smith
                                                           Barney,
    100,000                                    100,000       5.10%, 4/02/01            99,986                                99,986
                    8,000       30,000          38,000       5.00%, 4/09/01                        7,991      29,967         37,958
                   10,000                       10,000       5.26%, 4/24/01                        9,966                      9,966
                                50,000          50,000       4.85%, 4/18/01                                   49,886         49,886
                                                          Travelers Inc,
                    7,000       43,000          50,000       6.45%, 6/29/01                        7,000      43,000         50,000
                                                                                  -----------   --------  ----------    -----------
                                                                                      826,971     94,698     555,982      1,477,651
                                                                                  -----------   --------  ----------    -----------

FIRST AMERICAN PRIME OBLIGATIONS FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN PRIME OBLIGATIONS FUND, FIRSTAR MONEY MARKET FUND AND
  FIRSTAR INSTITUTIONAL MONEY MARKET FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
                                            Pro Forma                                                                   Pro Forma
                                            Combined                                                                    Combined
                                            (First                                                                      (First
 First                                      American                              First         Firstar                 American
 American      Firstar     Firstar          Prime                                 American      Money    Firstar        Prime
 Prime         Money       Institutional    Obligations                           Prime         Market   Institutional  Obligations
 Obligations   Market      Money            Fund)                                 Obligations   Fund     Money          Fund)
 Fund          Fund        Market Fund      Par/Shares                            Fund          Market   Market Fund    Market Value
 Par/Shares    Par/Shares  Par/Shares       (4)                                   Market Value  Value    Market Value   (4)
 ----------    ----------  -------------    -----------                           ------------  ------   ------------   ------------
                                                          FOOD &
                                                          BEVERAGE -
                                                           0.3%
                                                          Anheuser-Busch
                                                           Companies, Inc.,
                                34,180          34,180       4.88%, 5/15/01                                   33,976         33,976
                                                          Diageo PLC,
                   17,900                       17,900       5.40%, 4/20/01                       17,849                     17,849
                                                                                  -----------   --------  ----------    -----------
                                                                                            -     17,849      33,976         51,825
                                                                                  -----------   --------  ----------    -----------

                                                          FOREIGN
                                                           FUNDING
                                                          CORPORATIONS
                                                           - 1.8%
                                                          Four Winds
                                                           Funding
                                                           (Guarantor: 30%
                                                           Commerzbank)
                                50,000          50,000       5.02%, 4/24/01                                   49,840         49,840
     58,000                                     58,000       5.87%, 6/12/01            57,323                                57,323
                                                          K2 USA LLC (1):
     16,000                                     16,000       5.20%, 4/23/01            15,949                                15,949
     12,200                                     12,200       4.57%, 9/04/01            11,958                                11,958
     26,500                                     26,500       4.57%, 9/10/01            25,955                                25,955
     35,257                                     35,257       4.58%, 9/10/01            34,530                                34,530
     22,473                                     22,473       4.55%, 10/09/01           21,931                                21,931
                                                          Sigma Finance (1):
     50,000                                     50,000       6.683%, 6/13/01           49,354                                49,354
     35,000                                     35,000       6.697%, 6/13/01           34,547                                34,547
                                                                                  -----------   --------  ----------    -----------
                                                                                      251,547          -      49,840        301,387
                                                                                  -----------   --------  ----------    -----------

                                                          INSURANCE
                                                           - 4.1%
                                                          Allianz America
                                                           Finance (1):
     23,000                                     23,000       5.35%, 4/17/01            22,945                                22,945
     60,485                                     60,485       5.386%, 4/20/01           60,315                                60,315
     15,000                                     15,000       5.37%, 4/27/01            14,942                                14,942
     82,458                                     82,458       4.82%, 5/18/01            81,939                                81,939
     62,000                                     62,000       4.87%, 5/18/01            61,606                                61,606
     77,500                                     77,500       4.83%, 5/25/01            76,939                                76,939
     33,310                                     33,310       4.82%, 5/30/01            33,047                                33,047
                                                          Metlife Funding
                                                           Corporation,:
                   10,000       28,796          38,796       5.17%, 4/06/01                        9,993      28,775         38,768
                    5,221                        5,221       5.20%, 5/15/01                        5,188                      5,188
                   10,000       50,383          60,383       5.21%, 5/17/01                        9,933      50,048         59,981
                                                          Providian
                                                           Corporation,
                                50,000          50,000       5.02%, 4/26/01                                   49,826         49,826
                                                          Prudential
                                                           Funding
                                                           Corporation:
                    6,000       50,000          56,000       5.41%, 4/10/01                        5,992      49,932         55,924
                                30,000          30,000       5.37%, 6/25/01                                   29,620         29,620
                                40,000          40,000       4.85%, 6/29/01                                   39,520         39,520
                                                          Travelers Insurance
                                                            Company,
                                50,000          50,000       5.43%, 5/19/01                                   50,000         50,000
                                                                                  -----------   --------  ----------    -----------
                                                                                      351,733     31,106     297,721        680,560
                                                                                  -----------   --------  ----------    -----------

                                                          MISCELLANEOUS - 1.2%
                                                          Du Pont E I De
                                                           Nemours &
                                                           Company,
                   15,000                       15,000       4.92%, 4/24/01                       14,954                     14,954
                                                          International
                                                           Lease
                                                           Financial
                                                           Corporation,
                   10,000                       10,000       5.33%, 5/16/01                        9,933                      9,933
                                                          SBC Corporation,
                   10,000                       10,000       5.47%, 4/02/01                        9,999                      9,999
                   20,000       50,000          70,000       5.32%, 4/12/01                       19,968      49,919         69,887
                                50,000          50,000       5.47%, 4/04/01                                   49,978         49,978
                                                          Variable Funding
                                                           Capital
                                                           Corporation
                                50,000          50,000       4.96%, 4/25/01                                   49,835         49,835
                                                                                  -----------   --------  ----------    -----------
                                                                                            -     54,854     149,732        204,586
                                                                                  -----------   --------  ----------    -----------

                                                          PRINTING &
                                                          PUBLISHING
                                                           - 0.2%
                                                          McGraw-Hill, Inc.:
                    8,000                        8,000       5.23%, 5/01/01                        7,965                      7,965
                                25,200          25,200       5.33%, 4/24/01                                   25,114         25,114
                                                                                  -----------   --------  ----------    -----------
                                                                                            -      7,965      25,114         33,079
                                                                                  -----------   --------  ----------    -----------
                                                          RETAIL FUNDING
                                                          CORPORATIONS
                                                           - 5.5%
                                                          Bishops Gate
                                                           Residential
                                                           Mortgage (1)
     89,000                                     89,000       5.30%, 4/03/01            88,974                                88,974
     89,000                                     89,000       5.28%, 4/04/01            88,961                                88,961
     61,000                                     61,000       5.20%, 4/23/01            60,806                                60,806
                                                          Emerald
                                                           Certificates
                                                           (MBNA
                                                           Master Credit
                                                           Card Trust II):
     53,000                                     53,000       4.90%, 6/13/01            52,473                                52,473
     23,000                                     23,000       4.95%, 6/14/01            22,766                                22,766
     33,000                                     33,000       4.79%, 6/18/01            32,658                                32,658
     61,117                                     61,117       4.81%, 6/20/01            60,464                                60,464
     57,750                                     57,750       4.79%, 6/21/01            57,128                                57,128
                                                          Providian Master
                                                           Trust Series
                                                           1993-3 (1):
     20,637                                     20,637       5.40%, 4/10/01            20,609                                20,609
     48,500                                     48,500       5.41%, 4/11/01            48,427                                48,427
    110,436                                    110,436       4.98%, 4/16/01           110,207                               110,207
     33,000                                     33,000       5.37%, 4/19/01            32,911                                32,911
     18,282                                     18,282       5.40%, 4/19/01            18,233                                18,233
     49,709                                     49,709       4.88%, 5/14/01            49,425                                49,425
     75,000                                     75,000       4.88%, 5/15/01            74,553                                74,553
     85,000                                     85,000       4.85%, 5/25/01            84,382                                84,382
                                                                                  -----------   --------  ----------    -----------
                                                                                      902,977          -           -        902,977
                                                                                  -----------   --------  ----------    -----------

                                                          TOTAL COMMERCIAL
                                                           PAPER
                                                          (Cost $6,766,185,
                                                           $447,234,
                                                          $3,029,912, and
                                                           $10,243,331)             6,766,185    447,234   3,029,912     10,243,331
                                                                                  -----------   --------  ----------    -----------

                                                          CORPORATE
                                                           OBLIGATIONS -
                                                           28.3%
                                                          BROKERAGE
                                                           - 5.9%
                                                          Bear Stearns (2):
    200,000                                    200,000       5.565%, 4/02/01          200,000                               200,000
    200,000                                    200,000       5.565%, 4/02/01          200,000                               200,000
                                                          Goldman Sachs:
     88,000                                     88,000       5.804%, 4/16/01
                                                              (1) (2)                  88,000                                88,000
     80,000                                     80,000       5.489%, 5/15/01(2)        80,089                                80,089
    130,000                                    130,000       4.94%, 6/21/01 (2)       130,000                               130,000
                                                          Morgan Stanley
                                                           Dean Witter (2):
    150,000                                    150,000       5.189%, 4/16/01          150,000                               150,000
                                                          WFP Tower B
                                                           Finance Short
                                                           Term Trust
                                                             (Guarantor:
                                                                Merrill
                                                                Lynch) (1) (2)
    115,494                                    115,494       5.694%, 4/06/01          115,494                               115,494
                                                                                  -----------   --------  ----------    -----------
                                                                                      963,583          -           -        963,583
                                                                                  -----------   --------  ----------    -----------

                                                          DIVERSIFIED
                                                           FINANCE
                                                           - 0.7%
                                                          Associates
                                                           NA (2):
    120,000                                    120,000       4.856%, 6/26/01          120,000                               120,000
                                                                                  -----------   --------  ----------    -----------


                                                          FOREIGN
                                                           FUNDING
                                                           CORPORATIONS - 13.2%

FIRST AMERICAN PRIME OBLIGATIONS FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN PRIME OBLIGATIONS FUND, FIRSTAR MONEY MARKET FUND AND FIRSTAR
  INSTITUTIONAL MONEY MARKET FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
                                            Pro Forma                                                                   Pro Forma
                                            Combined                                                                    Combined
                                            (First                                                                      (First
 First                                      American                              First         Firstar                 American
 American      Firstar     Firstar          Prime                                 American      Money    Firstar        Prime
 Prime         Money       Institutional    Obligations                           Prime         Market   Institutional  Obligations
 Obligations   Market      Money            Fund)                                 Obligations   Fund     Money          Fund)
 Fund          Fund        Market Fund      Par/Shares                            Fund          Market   Market Fund    Market Value
 Par/Shares    Par/Shares  Par/Shares       (4)                                   Market Value  Value    Market Value   (4)
 ----------    ----------  -------------    -----------                           ------------  ------   ------------   ------------
                                                          Beta Finance:
    100,000                                    100,000       4.955%, 4/03/01(2)       100,000                               100,000
     50,000                                     50,000       7.34%, 5/21/01            50,000                                50,000
     50,000                                     50,000       5.37%, 1/18/02            49,998                                49,998
     25,000                                     25,000       5.10%, 2/07/02            24,980                                24,980
     50,000                                     50,000       5.107%, 2/20/02           49,999                                49,999
                                                          Brahms Funding
                                                           (Guarantor:
                                                           Dresdner) (1):
    100,520                                    100,520       5.28%, 4/05/01           100,461                               100,461
     90,699                                     90,699       5.491%, 4/12/01           90,548                                90,548
                                                          Centauri (CC USA
                                                           LLC):
    150,000                                    150,000       5.13%, 4/02/01 (1)
                                                              (2)                     150,000                               150,000
     88,000                                     88,000       4.915%, 4/03/01
                                                              (1) (2)                  87,979                                87,979
    100,000                                    100,000       4.85%, 4/06/01
                                                              (1) (2)                 100,000                               100,000
     50,000                                     50,000       7.13%, 5/07/01 (1)        50,000                                50,000
                                                          Dorada Finance:
    150,000                                    150,000       4.955%, 4/03/01
                                                               (1) (2)                150,000                               150,000
     50,000                                     50,000       4.535%, 4/04/02(1)        50,000                                50,000
    125,000                                    125,000       4.85%, 4/06/01
                                                               (1) (2)                125,000                               125,000
     50,000                                     50,000       7.44%, 5/29/01 (1)        50,000                                50,000
     60,000                                     60,000       6.75%, 10/12/01(1)        60,011                                60,011
                                                          K2 USA LLC:
    145,000                                    145,000       5.164%, 4/16/01          144,991                               144,991
                                                                (1) (2)
     25,000                                     25,000       7.44%, 4/30/01 (1)        25,000                                25,000
     50,000                                     50,000       7.34%, 5/14/01 (1)        50,000                                50,000
     25,000                                     25,000       5.235%, 1/14/02(1)        25,000                                25,000
     25,000                                     25,000       5.04%, 2/07/02 (1)        25,000                                25,000
     50,000                                     50,000       5.28%, 2/20/01 (1)        50,000                                50,000
     50,000                                     50,000       4.86%, 3/07/02 (1)        50,000                                50,000
                                                          Sigma Finance:
    100,000                                    100,000       5.08%, 4/02/01            99,991                                99,991
                                                                (1) (2)
     80,000                                     80,000       5.10%, 4/02/01 (1)
                                                              (2)                      79,984                                79,984
     50,000                                     50,000       7.49%, 5/23/01 (1)        50,000                                50,000
     50,000                                     50,000       6.99%, 7/17/01 (1)        50,000                                50,000
     50,000                                     50,000       7.00%, 7/17/01 (1)        50,000                                50,000
     35,000                                     35,000       6.751%, 10/02/01          35,007                                35,007
                                                                 (1)
     50,000                                     50,000       5.34%, 1/28/02 (1)        50,000                                50,000
                                                          Uri Trust Series
                                                           2000-1
                                                           (Guarantor:
                                                           UBS AG)
                                                           (1) (2):
    100,000                                    100,000       4.993%, 6/18/01          100,000                               100,000
                                                                                  -----------   --------  ----------    -----------
                                                                                    2,173,949          -           -      2,173,949
                                                                                  -----------   --------  ----------    -----------

                                                          INSURANCE
                                                           - 6.2%
                                                          AIG Life
                                                           Funding
                                                           Agreement
                                                           (2) (3):
    100,000                                    100,000       5.163%, 04/02/01         100,000                               100,000
    100,000                                    100,000       6.511%, 4/02/01          100,000                               100,000
                                                          Allstate Life
                                                           Insurance (3):
    100,000                                    100,000       6.531%, 04/02/01         100,000                               100,000
    100,000                                    100,000       5.876%, 4/16/01          100,000                               100,000
                                                          Anchor National
                                                           Life Insurance
                                                           Investment
                                                           (2) (3):
     75,000                                     75,000       5.25%, 4/02/01            75,000                                75,000
                                                          Monumental Life
                                                           Insurance (2) (3):
    400,000                                    400,000       5.431%, 4/02/01          400,000                               400,000
                                                          Sun Life Insurance
                                                           of America (2) (3):
     75,000                                     75,000       5.45%, 04/02/01           75,000                                75,000
     75,000                                     75,000       5.50%, 4/02/01            75,000                                75,000
                                                                                  -----------   --------  ----------    -----------
                                                                                    1,025,000          -           -      1,025,000
                                                                                  -----------   --------  ----------    -----------

                                                          RETAIL FUNDING
                                                           CORPORATION
                                                           - 1.7%
                                                          Merrill Lynch
                                                           Mortgage Investment
                                                           Pass Through
                                                           Certificates (1) (2):
    280,076                                    280,076       5.088%, 4/27/01          280,076                               280,076
                                                                                  -----------   --------  ----------    -----------


                                                          TELECOMMUNI-
                                                          CATIONS - 0.6%
                                                          BellSouth
                                                           Telecommuni-
                                                            cations (2):
    100,000                                    100,000       5.069%, 6/05/01          100,000                               100,000
                                                                                  -----------   --------  ----------    -----------


                                                          TOTAL CORPORATE
                                                           OBLIGATIONS
                                                                                  -----------   --------  ----------    -----------
                                                          (Cost $4,662,608,
                                                           $0, $0, and
                                                           $4,662,608)              4,662,608          -           -      4,662,608
                                                                                  -----------   --------  ----------    -----------

                                                          CERTIFICATES OF
                                                           DEPOSIT
                                                           - 2.4%
                                                          Bank One:
    100,000                                    100,000       6.63%, 4/13/01           100,000                               100,000
     50,000                                     50,000       7.15%, 6/29/01            49,995                                49,995
     50,000                                     50,000       6.75%, 10/09/01           49,995                                49,995
     50,000                                     50,000       6.70%, 10/11/01           49,995                                49,995
     50,000                                     50,000       6.62%, 11/02/01           49,992                                49,992
                                                                                  -----------   --------  ----------    -----------

                                                          TOTAL
                                                           CERTIFICATES
                                                           OF DEPOSIT
                                                          (Cost $299,977,
                                                           $0, $0, and
                                                           $299,977)                  299,977                               299,977
                                                                                  -----------   --------  ----------    -----------

                                                          YANKEE
                                                           CERTIFICATES
                                                           OF DEPOSIT
                                                           - 3.5%
                                                          Babobank
                                                           Netherland NY
     50,000                                     50,000       5.235%, 1/14/02           49,998                                49,998
                                                          Bayerische
                                                           Landesbank NY
     50,000                                     50,000       5.25%, 1/23/02            50,000                                50,000
     50,000                                     50,000       4.79%, 3/12/02            49,995                                49,995
                                                          Canadian Imperial
                                                           Bank NY
    150,000                                    150,000       5.07%, 5/09/01           150,002                               150,002
                                                          Citibank NY
    100,000                                    100,000       5.39%, 7/09/01           100,000                               100,000
                                                          Commerzbank
                                                           NY
     50,000                                     50,000       5.74%, 4/05/01            50,001                                50,001
                                                          Svenska
                                                           Handelsbanken
                                                           NY
     25,000                                     25,000       6.80%, 9/05/01            25,004                                25,004
     50,000                                     50,000       5.37%, 1/16/02            50,000                                50,000
                                                          Toronto-
                                                          Dominion Bank
                                                           NY
     48,000                                     48,000       5.660%, 4/06/01           48,002                                48,002
                                                          UBS AG
                                                           Stamford
     50,000                                     50,000       7.23%, 6/12/01            49,997                                49,997
                                                          Westdeutsche
                                                           Landesbank NY
     50,000                                     50,000       7.39%, 5/29/01            49,998                                49,998
                                                                                  -----------   --------  ----------    -----------

                                                          TOTAL YANKEE
                                                           CERTIFICATES
                                                           OF DEPOSIT
                                                          (Cost $672,997,
                                                           $0, $0, and
                                                           $672,997)                  672,997                               672,997
                                                                                  -----------   --------  ----------    -----------

                                                          EURO TIME
                                                           DEPOSITS -
                                                           1.4%
                                                          Marshall & Isley
                                                           Milwaukee
    230,114                                    230,114       5.25%, 4/02/01           230,114                               230,114
                                                                                  -----------   --------  ----------    -----------

                                                          TOTAL EURO
                                                           TIME
                                                           DEPOSITS
                                                          (Cost  $230,114,
                                                           $0, $0, and
                                                           $230,114 )                 230,114                               230,114
                                                                                  -----------   --------  ----------    -----------


FIRST AMERICAN PRIME OBLIGATIONS FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN PRIME OBLIGATIONS FUND, FIRSTAR MONEY MARKET FUND AND FIRSTAR
  INSTITUTIONAL MONEY MARKET FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
                                            Pro Forma                                                                   Pro Forma
                                            Combined                                                                    Combined
                                            (First                                                                      (First
 First                                      American                              First         Firstar                 American
 American      Firstar     Firstar          Prime                                 American      Money    Firstar        Prime
 Prime         Money       Institutional    Obligations                           Prime         Market   Institutional  Obligations
 Obligations   Market      Money            Fund)                                 Obligations   Fund     Money          Fund)
 Fund          Fund        Market Fund      Par/Shares                            Fund          Market   Market Fund    Market Value
 Par/Shares    Par/Shares  Par/Shares       (4)                                   Market Value  Value    Market Value   (4)
 ----------    ----------  -------------    -----------                           ------------  ------   ------------   ------------
                                                          REPURCHASE
                                                           AGREEMENTS- 2.1%
                                                          CS First Boston
                                                             5.35%, dated
                                                               3/30/01,
                                                               matures
                                                               4/02/01
                                                             repurchase price
                                                              $25,007
                                                              (collateralized
                                                             by U.S.
                                                             Government
                                                             obligations:
                                                              total market
     25,000                                     25,000       value $25,694)            25,000                                25,000
                                                          Goldman Sachs
                                                             5.25%, dated
                                                              3/30/01, matures
                                                              4/02/01
                                                             repurchase price
                                                             $227,846
                                                             (collateralized
                                                             by U.S. Treasury
                                                              obligations:
                                                              total market
    227,780                                    227,780       value $232,336)          227,780                               227,780
                                                          Lehman Brothers
                                                            5.30%, dated
                                                            3/30/01, matures
                                                            4/02/01 repurchase
                                                             price $88,550
                                                            (collateralized
                                                            by U.S.
                                                            Government
                                                            obligations: total
                                                            market
     88,524                                     88,524      value $90,295)             88,524                                88,524
                                                                                  -----------   --------  ----------    -----------

                                                          TOTAL
                                                           REPURCHASE
                                                           AGREEMENTS
                                                          (Cost  $341,304,
                                                           $0, $0, and
                                                           $341,304)                  341,304                               341,304
                                                                                  -----------   --------  ----------    -----------

                                                          INVESTMENT
                                                           COMPANIES
                                                           - 0.7%
                                                          Financial Square
                                                           Prime Obligation
               18,325,066    9,516,954      27,842,020     Fund                                   18,325       9,517         27,842
                                                           Short-Term
                                                           Investments Co. -
                                                           Liquid Assets
               16,475,414   62,571,182      79,046,596     Portfolio                              16,475      62,571         79,046
                                                                                  -----------   --------  ----------    -----------


                                                          TOTAL
                                                           INVESTMENT
                                                           COMPANIES
                                                          (Cost $0,
                                                           $34,800, $72,088
                                                           and $106,888)                    -     34,800      72,088        106,888
                                                                                  -----------   --------  ----------    -----------

                                                          TOTAL
                                                           INVESTMENTS
                                                           - 100.3%

FIRST AMERICAN PRIME OBLIGATIONS FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN PRIME OBLIGATIONS FUND, FIRSTAR MONEY MARKET FUND AND FIRSTAR
  INSTITUTIONAL MONEY MARKET FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
                                            Pro Forma                                                                   Pro Forma
                                            Combined                                                                    Combined
                                            (First                                                                      (First
 First                                      American                              First         Firstar                 American
 American      Firstar     Firstar          Prime                                 American      Money    Firstar        Prime
 Prime         Money       Institutional    Obligations                           Prime         Market   Institutional  Obligations
 Obligations   Market      Money            Fund)                                 Obligations   Fund     Money          Fund)
 Fund          Fund        Market Fund      Par/Shares                            Fund          Market   Market Fund    Market Value
 Par/Shares    Par/Shares  Par/Shares       (4)                                   Market Value  Value    Market Value   (4)
 ----------    ----------  -------------    -----------                           ------------  ------   ------------   ------------

                                                          (Cost  $12,973,185,
                                                           $482,034,
                                                           $3,102,000and
                                                           $16,557,219)          $ 12,973,185   $482,034 $ 3,102,000    $16,557,219
                                                                                 ============   ======== ===========    ===========

(1) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be illiquid under the guidelines established by the Board of Directors.

(2) Variable Rate Security - the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2001. The date shown is the next reset date.

(3) Private Placement Securities considered illiquid investments under guidelines established by the Board of Directors.

(4) Management does not anticipate having to sell any securities as a result of the merger.

CC - Chamber of Commerce

GECC - General Electric Capital Corporation

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

NA - North America

WFP - World Financial Properties


See Notes to Pro Forma Financial Statements

 FIRST AMERICAN TAX FREE OBLIGATIONS FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN TAX FREE OBLIGATIONS FUND AND FIRSTAR TAX
  EXEMPT MONEY MARKET FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                               Pro Forma                                                                             Pro Forma
                                Combined                                                                              Combined
                                 (First                                                                                (First
      First                     American                                             First                            American
    American      Firstar       Tax Free                                           American          Firstar          Tax Free
     Tax Free    Tax Exempt    Obligations                                         Tax Free        Tax Exempt        Obligations
   Obligations  Money Market     Fund)                                           Obligations      Money Market         Fund)
      Fund          Fund          Par/                                               Fund             Fund              Market
    Par/Shares   Par/Shares    Shares (5)                                        Market Value      Market Value       Value (5)
   -----------  ------------  ------------                                       --------------  ---------------  ---------------
                                            LONG-TERM INVESTMENTS - 93.9%
                                            ALASKA - 0.8%
    $    3,400     $      --   $   3,400    Alaska State, Housing
                                               Finance Corp.,                   $        3,400   $           --   $       3,400
                                            Series 2 (RB), 3.6%,
                                               4/04/01, (MBIA Insured)
                                               (1) (4)
                                             Valdez, Alaska, Marine
                                               Term Revenue
                       4,500       4,500       3.55%, 05/01/2031 (1) (2)                                 4,500           4,500
                                                                                ---------------  ---------------  --------------
                                                                                         3,400            4,500           7,900
                                                                                ---------------  ---------------  --------------

                                            ARIZONA - 1.4%
                                            Arizona School District
                                               Tax Anticipatory Notes
                       5,000       5,000       4.875%, 07/31/2001                                        5,026           5,026
                                            Arizona State
                                               Transportation Board
                                               Highway Revenue
                       5,000       5,000       6.45%, 07/01/2006 (2)                                     5,114           5,114
                                            Arizona State,
                                               Transportation Board
                                               Highway
                                               Sub-Series A, Callable
                                               @ 101.5 (RB)
         5,000                     5,000       6.55%, 7/01/01  (3)                       5,100                            5,100
                                            Glendale (GO) (INS: FGIC)
         4,000                     4,000       4.95%, 7/01/01                            4,006                            4,006
                                                                                ---------------  ---------------  --------------
                                                                                         9,106           10,140          19,246
                                                                                ---------------  ---------------  --------------

                                            DISTRICT OF COLUMBIA  - 0.7%
                                            District of Columbia
                                               Consortium Issue, (LOC:
                                               First Union,
                                               Expires 6/16/03)
                                               (RB) (1)
        10,000                    10,000       3.45%, 4/06/01                           10,000                           10,000
                                                                                ---------------  ---------------  --------------
                                                                                        10,000               --          10,000
                                                                                ---------------  ---------------  --------------

                                            COLORADO - 0.9%
                                            Smith Creek Metro District
                                               Colorado Revenue
                       4,600       4,600       3.55%, 10/01/2035 (1) (2)                                  4,600           4,600
                                            Jefferson County Colorado
                                               School District
                       5,000       5,000       5.00%, 06/27/2001                                          5,008           5,008
                                            Denver Colorado City and
                                               County
                       2,500       2,500       6.50%, 08/01/2006 (2)                                      2,542           2,542
                                                                                ---------------  ---------------  --------------
                                                                                            --           12,150          12,150
                                                                                ---------------  ---------------  --------------

                                            FLORIDA - 0.8%
                                            Florida Housing Agency
                                               Series EE
                       3,000       3,000       3.50%, 12/01/2008 (1) (2)                                  3,000           3,000
                                            Putnam County Florida
                                               Seminole H-1
                       5,285       5,285       3.50%, 03/15/2014 (1) (2)                                  5,285           5,285
                                            Putnam County Florida
                                               Seminole
                       1,160       1,160       3.50%, 03/15/2014 (1) (2)                                  1,160           1,160
                                            Florida State Board
                                               Educational Capital
                       2,000       2,000       6.75%, 06/01/2011  (2)                                     2,032           2,032
                                                                                ---------------  ---------------  --------------
                                                                                            --           11,477          11,477
                                                                                ---------------  ---------------  --------------

                                            GEORGIA - 0.8%
                                            Dekalb County Development
                                               Authority, Pollution
         9,000                     9,000       Control (GTY: General
                                               Motors) (RB), 3.60%,
                                               4/06/01 (1)                               9,000                            9,000
                                            Georgia State, Series
                                               C (GO)
         2,000                     2,000       7.25%, 7/01/01                            2,018                            2,018
                                                                                ---------------  ---------------  --------------
                                                                                        11,018               --          11,018
                                                                                ---------------  ---------------  --------------

                                            HAWAII - 0.5%
                                            State of Hawaii
                       4,570       4,570       5.625%, 01/01/2002                                         4,652           4,652
                                            Honolulu Hawaii City &
                                               County
                       3,000       3,000       6.30%, 08/01/2001                                          3,028           3,028
                                                                                ---------------  ---------------  --------------
                                                                                            --            7,681           7,681
                                                                                ---------------  ---------------  --------------

                                            IDAHO - 1.6%
                                            Boise Urban Renewal Agency,
                                               Capital City Development
         5,215                     5,215       (LOC: BankAmerica
                                               Expires 9/7/03)
                                               (RB) 3.50%, 4/06/01 (1)                   5,215                            5,215
                                            Custer County Pollution
                                               Control Authority,
         7,000                     7,000       Amoco Project (GTY:
                                               Amoco) (RB) 4.35%,
                                               4/01/01                                   7,000                            7,000
                                            University of Idaho
                                               Foundation Authority,
                                               College of Business
                                               Project (LOC: First
                                               Security Expires:
                                               1/15/07 (RB)
         9,205                     9,205       3.50%, 4/06/01 (1) (4)                    9,205                            9,205
                                                                                ---------------  ---------------  --------------
                                                                                        21,420               --          21,420
                                                                                ---------------  ---------------  --------------

                                            ILLINOIS - 15.6%
                                            Cary Special Tax Authority,
                                               Special Service Area No. 1
                                               Project, Series B (LOC:
                                               American National Bank
                                               & Trust
         7,118                     7,118       Expires: 5/31/02)
                                               (RB) 3.60%, 4/06/01 (1)                   7,118                            7,118
                                            Chicago Gas Supply, Series
                                               A (GTY: Peoples Gas
                                               Light & Coke)
        12,000                    12,000       3.49%, 4/06/01 (RB) (1)                  12,000                           12,000
         1,500                     1,500    Chicago (GO)  (1) 3.65%,
                                               8/9/01                                    1,500                            1,500
                                            City of Chicago, ABN AMRO
                                               Munitops 1998-3

 FIRST AMERICAN TAX FREE OBLIGATIONS FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN TAX FREE OBLIGATIONS FUND AND FIRSTAR TAX
  EXEMPT MONEY MARKET FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                               Pro Forma                                                                             Pro Forma
                               Combined                                                                              Combined
                                (First                                                                                (First
      First                    American                                             First                            American
    American      Firstar      Tax Free                                            American          Firstar         Tax Free
     Tax Free    Tax Exempt   Obligations                                          Tax Free        Tax Exempt       Obligations
   Obligations  Money Market     Fund)                                           Obligations      Money Market         Fund)
      Fund          Fund         Par/                                               Fund             Fund              Market
    Par/Shares   Par/Shares    Shares (5)                                        Market Value      Market Value       Value (5)
   -----------  ------------  ------------                                       --------------  ---------------  ---------------
        10,000                    10,000     (COP) (INS: FGIC) 3.58%,
                                               4/06/01 (1) (4)                          10,000                           10,000
                                            Illinois State, ABN AMRO
                                               Munitops 2001-2 (GO) (INS:
                                               MBIA)
         4,575                     4,575          3.58%, 4/06/01 (1) (4)                 4,575                            4,575
                                            Illinois State (GO)
         3,080                     3,080          5.60%, 6/01/01                         3,086                            3,086
         2,000                     2,000          5.50%, 8/01/01                         2,008                            2,008
                                            Illinois State Development
                                               Finance Authority, American
                                               College of Surgeons Project
                                               (LOC: Northern Trust Expires:
                                               8/31/01)
         4,000                     4,000          3.60%, 4/06/01 (RB) (1)                4,000                            4,000
                                            Illinois State Health Facilities
                                               Authority, Lifelink Project,
                                               Series A (LOC: American
                                               National Bank & Trust Expires:
                                               2/16/05)
         7,750                     7,750          3.55%, 4/06/01
                                                  (RB) (1) (4)                           7,750                            7,750
                                            Illinois State Health Facilities
                                               Authority
         9,000                     9,000         Series A, 3.55%, 4/06/01
                                                  (RB) (1)                               9,000                            9,000
                                            Illinois State Health Facilities
                                               Authority, Streeterville
                                               Project, Series A (LOC:
                                               Bank One Expires: 8/31/02)
                                               (RB) (1)
         3,900                     3,900          3.55%, 4/06/01                         3,900                            3,900
         1,000                     1,000    Illinois State Sales Tax,
                                               Series Q (RB) 5.40%, 6/15/01              1,003                            1,003
                                            Illinois State Toll Highway
                                               Authority, Series B
         7,800                     7,800          INS: FSA) (RB) 3.60%,
                                                    4/06/01 (1)                          7,800                            7,800
                                            Cook County Illinois Revenue
                       3,700       3,700        3.60%, 05/01/2020 (1) (2)                                 3,700           3,700
                                            Illinois Development Finance
                                               Authority - St. Xavier
                       2,005       2,005          3.90%, 10/01/2012 (1) (2)                               2,005           2,005
                                            Illinois Development Finance
                                               Authority - Presbyterian
                      28,000      28,000          3.60%, 09/01/2031 (1) (2)                              28,000          28,000
                                            Illinois Development Finance
                                               Authority - Rest Haven
                       4,800       4,800          3.60%, 01/01/2027 (1) (2)                               4,800           4,800
                                            Illinois Development Finance
                                               Authority
                       3,000       3,000          3.50%, 10/01/2027 (1) (2)                               3,000           3,000
                                            Illinois Development Finance
                                               Authority - St Ignatius
                       6,000       6,000          3.60%, 06/01/2024 (1) (2)                               6,000           6,000
                                            Illinois Development Finance
                                               Authority - Aurora
                       3,700       3,700          3.60%, 04/01/2024 (1) (2)                               3,700           3,700
                                            Illinois Development Finance
                                               Authority - Lake Forest
                       4,255       4,255        3.60%, 12/01/2024 (1) (2)                                 4,255           4,255
                                            Illinois Development Finance
                                               Authority
                       4,605       4,605        3.60%, 02/01/2025 (1) (2)                                 4,605           4,605
                                            Illinois Development Finance
                                               Authority
                       4,500       4,500        3.50%, 06/01/2031 (1) (2)                                 4,500           4,500
                                            Illinois Educational Facility
                                               Authority
                       2,500       2,500        3.50%, 03/01/2028 (1) (2)                                 2,500           2,500
                                            Illinois Educational Facility
                                               Authority
                       2,000       2,000        3.60%, 12/15/2025 (1) (2)                                 2,000           2,000
                                            Illinois Health Facility Revenue
                       2,900       2,900        3.50%, 11/15/2025 (1) (2)                                 2,900           2,900
                                            Illinois  Health Finance
                                               Authority
                       2,400       2,400        3.60%, 03/01/2021 (1) (2)                                 2,400           2,400
                                            Macon County Illinois Revenue
                       4,400       4,400        3.50%, 10/01/2028 (1) (2)                                 4,400           4,400
                                            Orland Hills Illinois Multi
                                               Family
                       2,470       2,470        3.60%, 12/01/2004 (1) (2)                                 2,470           2,470
                                            Schaumburg Illinois Multi Family
                       5,000       5,000        3.50%, 12/15/2029 (1) (2)                                 5,000           5,000
                                            South Barrington Illinois Cook
                                               County
                       3,000       3,000          3.50%, 12/01/2027 (1) (2)                               3,000           3,000
                                             Berwyn Illinois Revenue MacNeal
                                               Memorial
                       6,515       6,515          7.00%, 06/01/2015 (2)                                   6,672           6,672
                                            Central Lake County Illinois
                                               Water
                      15,000      15,000          7.00%, 05/01/2020 (2)                                  15,342          15,342
                                            Chicago Illinois O'Hare
                                               International Airport
                       6,500       6,500          3.95%, 12/01/2017 (2)                                   6,500           6,500
                                            Du Page County Illinois Jail
                                               Revenue
                       3,290       3,290          6.50%, 01/01/2012 (2)                                   3,434           3,434
                                            Illinois Development Finance
                                               Authority
                       4,000       4,000          3.60%, 10/01/2031 (2)                                   4,000           4,000
                                            Illinois Health Facility Revenue
                       4,150       4,150          8.00%, 08/15/2021 (2)                                   4,285           4,285
                                            Illinois State Government Untitled
                       2,350       2,350          6.60%, 06/01/2012 (2)                                   2,405           2,405
                                            Illinois State Sales Tax Revenue
                       6,200       6,200          7.00%, 06/15/2020 (2)                                   6,357           6,357
                                            Lake County Illinois Community
                                               High School
                       1,350       1,350          9.00%, 12/01/2001                                       1,389           1,389
                                            Lake County Illinois Adlai
                                               School District
                       1,265       1,265          3.35%, 01/01/2002                                       1,265           1,265
                                                                                ---------------  ---------------  --------------
                                                                                        73,740          140,885         214,625
                                                                                ---------------  ---------------  --------------

 FIRST AMERICAN TAX FREE OBLIGATIONS FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN TAX FREE OBLIGATIONS FUND AND FIRSTAR TAX
  EXEMPT MONEY MARKET FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                               Pro Forma                                                                             Pro Forma
                               Combined                                                                              Combined
                                (First                                                                                (First
      First                    American                                             First                            American
    American      Firstar      Tax Free                                            American          Firstar         Tax Free
     Tax Free    Tax Exempt   Obligations                                          Tax Free        Tax Exempt       Obligations
   Obligations  Money Market     Fund)                                           Obligations      Money Market         Fund)
      Fund          Fund         Par/                                               Fund             Fund              Market
    Par/Shares   Par/Shares    Shares (5)                                        Market Value      Market Value       Value (5)
   -----------  ------------  ------------                                       --------------  ---------------  ---------------
                                            INDIANA - 0.8%
                                            Evansville Economic Development
                                               Authority,
                                            Indiana Tube Project (LOC:
                                               Citibank Expires: 11/1/01)
                                               (RB) (1) (4)
         2,500                     2,500        3.75%, 4/06/01                           2,500                            2,500
                                            Indiana State Development
                                               Finance Authority
                       2,400       2,400        3.55%, 08/01/2031 (1) (2)                                 2,400           2,400
                                            Delaware County Indiana
                                               Hospital Authority
                       6,000       6,000        6.625%, 08/01/2016 (2)                                    6,185           6,185
                                                                                ---------------  ---------------  --------------
                                                                                         2,500            8,585          11,085
                                                                                ---------------  ---------------  --------------

                                            KENTUCKY - 0.9%
                                            Mason County Kentucky Pollution
                                               Control
                       6,400       6,400         3.50%, 10/15/2014 (1) (2)                                6,400           6,400
                                            Clark County Pollution Control
                                               Authority
                                                National Rural Project,
                                               Series J-2 (GTY: CFC) (RB) (1)
         4,000                     4,000         4.30%, 4/15/01                          4,000                            4,000
                                            City of Mason Kentucky Series
                                               1984B
                       1,900       1,900        3.50%, 10/15/2014 (1) (2)                                 1,900           1,900
                                                                                ---------------  ---------------  --------------
                                                                                         4,000            8,300          12,300
                                                                                ---------------  ---------------  --------------

                                            LOUISIANA - 2.3%
                                            Louisiana (TECP) (INS: AMBAC)
        10,000                    10,000       4.20%, 4/06/01                           10,000                           10,000
        10,000                    10,000       4.35%, 4/06/01                           10,000                           10,000
                                            St. Charles Parish Louisiana
                                               Pollution
                       7,000       7,000    3.95%, 10/01/25 (1) (2)                                       7,000           7,000
                                            Louisiana State
                       4,500       4,500       6.00%, 08/01/01                                            4,525           4,525
                                                                                ---------------  ---------------  --------------
                                                                                        20,000           11,525          31,525
                                                                                ---------------  ---------------  --------------

                                            MAINE - 0.2%
                                            Maine State General Purpose (GO)
         2,400                     2,400        4.75%, 6/15/01                           2,402                            2,402
                                                                                ---------------  ---------------  --------------
                                                                                         2,402               --           2,402
                                                                                ---------------  ---------------  --------------

                                            MARYLAND - 0.2%
                                            Anne Arundel County (GO)
         3,395                     3,395         4.25%, 2/15/02                          3,422                            3,422
                                                                                ---------------  ---------------  --------------


                                            MASSACHUSETTS - 2.6%
                                            Massachusetts State Series C
                      25,000      25,000        3.40%, 01/01/2021 (1) (2)                                25,000          25,000
                                            Massachusetts State Health &
                                               Education
                      10,000      10,000        6.75%, 06/01/2020 (2)                                    10,238          10,238
                                                                                ---------------  ---------------  --------------
                                                                                             -           35,238          35,238
                                                                                ---------------  ---------------  --------------

                                            MICHIGAN - 3.6%
                                            Iron Mountain Michigan City School
                       1,700       1,700        6.30%, 05/01/2021 (2)                                     1,728           1,728
                                            Michigan State Building
                                               Authority Revenue
                       3,900       3,900        6.00%, 10/01/2009 (2)                                     3,932           3,932
                                            Michigan State Hospital
                                               Finance Authority
                       4,355       4,355        7.00%, 11/01/2021 (2)                                     4,525           4,525
                                            Michigan State Hospital
                                               Finance Authority
                       2,250       2,250        6.00%, 05/15/2017 (2)                                     2,253           2,253
                                            Hannahville Indian Community
                                               Finance & Building
                                                Authority, Building Program,
                                               Series A, (LOC: National City
                                               Bank
         3,400                     3,400        Expires: 6/15/05) (RB) 3.55%,
                                               4/06/01 (1) (4)                           3,400                            3,400
                                            Michigan State Hospital Finance
                                               Authority, Hospital Equipment
                                               Loan
                                                Program, Series A, (LOC:
                                               National City Bank Expires:
                                                12/15/03) (RB)
        23,900                    23,900        3.40%, 4/06/01 (1)                      23,900                           23,900
                                            Michigan State Strategic Fund,
                                                Series A8 (GO) (INS: FGIC)
                                                (1) (4)
         9,200                     9,200         3.55%, 4/06/01                          9,200                            9,200
                                                                                ---------------  ---------------  --------------
                                                                                        36,500           12,438          48,938
                                                                                ---------------  ---------------  --------------

                                            MINNESOTA - 5.3%
                                            Minnesota State Higher
                                               Educational Facilities
                       4,745       4,745        3.60%, 04/01/2028 (1) (2)                                 4,745           4,745
                                            Minneapolis Minnesota Community
                                               Development Agency
                       4,850       4,850        3.70%, 03/01/2011 (2)                                     4,850           4,850
                                            Bloomington Multifamily Housing
                                               Authority, Rental Housing,
                                               Crow/
                                                Bloomington Project (LOC:
                                               Credit Suisse First Boston
                                               Expires:
        17,005                    17,005        6/30/05) (RB) 3.60%,
                                                4/06/01 (1)                             17,005                           17,005
                                            Eden Prairie Multifamily Housing
                                               Authority, Park at City West
                                               Project
                                                (LOC: Nations Bank Expires:
                                               10/15/01) (RB)
        14,905                    14,905        3.60%, 4/6/01 (1)                       14,905                           14,905
                                            Minnesota State, G.O., 4.90%,
                                                8/01/14,

 FIRST AMERICAN TAX FREE OBLIGATIONS FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN TAX FREE OBLIGATIONS FUND AND FIRSTAR TAX
  EXEMPT MONEY MARKET FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                               Pro Forma                                                                             Pro Forma
                               Combined                                                                              Combined
                                (First                                                                                (First
      First                    American                                             First                            American
    American      Firstar      Tax Free                                            American          Firstar         Tax Free
     Tax Free    Tax Exempt   Obligations                                          Tax Free        Tax Exempt       Obligations
   Obligations  Money Market     Fund)                                           Obligations      Money Market         Fund)
      Fund          Fund         Par/                                               Fund             Fund              Market
    Par/Shares   Par/Shares    Shares (5)                                        Market Value      Market Value       Value (5)
   -----------  ------------  ------------                                       --------------  ---------------  ---------------
         5,000                     5,000        4.75%, 5/01/01                           5,002                            5,002
                                            University of Minnesota,
                                               Series A (RB) (1)
        26,000                    26,000        3.4%, 4/06/01                           26,000                           26,000
                                                                                ---------------  ---------------  --------------
                                                                                        62,912            9,595          72,507
                                                                                ---------------  ---------------  --------------

                                            MISSISSIPPI - 0.7%
                                            Mississippi State Gaming
                                               Counties Highway
        10,000                    10,000    Improvements, (GO) 5.00%,
                                               10/01/01                                 10,031                           10,031
                                                                                ---------------  ---------------  --------------


                                            MISSOURI - 1.0%
                                            Missouri State Health &
                                               Educational Facilities
                                               Authority, Deaconess
                                                Long Term Care, Series A
                                               (LOC: Bank One Texas Expires:
                                                12/11/01)
        10,405                    10,405        3.55%, 4/06/01 (RB) (1)                 10,405                           10,405
                                            Missouri State, Third State
                                               Building, Series A (GO)
         3,200                     3,200        5.00%, 8/01/01                           3,207                            3,207
                                                                                ---------------  ---------------  --------------
                                                                                        13,612                -          13,612
                                                                                ---------------  ---------------  --------------

                                            NEBRASKA  - 0.2%
                                            Omaha Nebraska Auditorium
                                               Facilities Corporation
                       3,000       3,000        4.45%, 08/15/2001                                         3,001           3,001
                                                                                ---------------  ---------------  --------------
                                                                                             -            3,001           3,001
                                                                                ---------------  ---------------  --------------

                                            NEVADA - 0.6%
                                            Nevada State, ABN AMRO Munitops
                                               1998-1, (GO) (INS: MBIA
                                               (1) (4)
         2,500                     2,500         3.58%, 4/06/01                          2,500                            2,500
                                            Nevada State, Series A, (GO)
         4,140                     4,140          6.50%, 3/01/02                         4,260                            4,260
                                            Nevada State
                       1,500       1,500        6.00%, 05/01/2009 (2)                                     1,517           1,517
                                                                                ---------------  ---------------  --------------
                                                                                         6,760            1,517           8,277
                                                                                ---------------  ---------------  --------------

                                            NEW HAMPSHIRE - 0.3%
                                            New Hampshire Higher Educational
                                               & Health
                       4,000       4,000        3.55%, 12/01/2025 (2)                                     4,000           4,000
                                                                                ---------------  ---------------  --------------
                                                                                             -            4,000           4,000
                                                                                ---------------  ---------------  --------------

                                            NEW MEXICO - 0.2%
                                            New Mexico State Capital
                                               Projects, (GO)
         2,770                     2,770        4.50%, 4/01/02                           2,800                            2,800
                                                                                ---------------  ---------------  --------------


                                            NEW YORK - 1.4%
                                            New York, New York
                      13,700      13,700        3.80%, 08/01/2023 (1) (2)                                13,700          13,700
                                            New York, New York Subseries B-2
                       3,200       3,200        3.80%, 08/15/2020 (2)                                     3,200           3,200
                                            New York City
                       2,855       2,855        7.75%, 08/15/2007 (2)                                     2,934           2,934
                                                                                ---------------  ---------------  --------------
                                                                                             -           19,834          19,834
                                                                                ---------------  ---------------  --------------

                                            NORTH CAROLINA - 1.8%
                                            North Carolina Educational
                                               Facilities Finance
                       5,300       5,300        3.60%, 09/01/2020 (2)                                     5,300           5,300
                                            North Carolina State Public
                                               School Building, (GO)
         1,800                     1,800        4.50%, 4/01/02                           1,824                            1,824
                                            University of North Carolina -
                                               Chapel Hill
                      17,500      17,500       3.35%, 11/01/2025 (2)                                     17,500          17,500
                                                                                ---------------  ---------------  --------------
                                                                                         1,824           22,800          24,624
                                                                                ---------------  ---------------  --------------

                                            NORTH DAKOTA - 0.2%
                                            North Dakota Rural Water
                                               Financing Committee
                       2,435       2,435        6.00%, 05/01/09 (2)                                       2,468           2,468
                                                                                ---------------  ---------------  --------------
                                                                                             -            2,468           2,468
                                                                                ---------------  ---------------  --------------

                                            OHIO - 7.0%
                                            Cleveland Ohio Income Tax
                                               Revenue
                       5,815       5,815        3.599%, 05/15/24 (1) (2)                                  5,815           5,815
                                            Columbus Ohio
                       3,000       3,000        3.35%, 12/01/17 (1) (2)                                   3,000           3,000
                                            Columbus Ohio Sewer Revenue
                       1,200       1,200        3.45%, 06/01/11 (1) (2)                                   1,200           1,200
                                            Cuyahoga County Ohio Hospital
                                               Revenue
                       4,295       4,295        3.55%, 01/01/2024 (1) (2)                                 4,295           4,295
                                            Cuyahoga County Ohio Hospital
                                               Revenue
                       7,205       7,205        3.55%, 01/01/2025 (1) (2)                                 7,205           7,205
                                            Greene County Hospital
                                               Facilities Authority,
                                               Med-Health Systems,
                                                Series A (LOC: Keybank
                                                Expires: 9/22/04) (RB) (1)

 FIRST AMERICAN TAX FREE OBLIGATIONS FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN TAX FREE OBLIGATIONS FUND AND FIRSTAR TAX
  EXEMPT MONEY MARKET FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                               Pro Forma                                                                             Pro Forma
                               Combined                                                                              Combined
                                (First                                                                                 (First
      First                    American                                              First                            American
    American      Firstar      Tax Free                                           American          Firstar           Tax Free
     Tax Free    Tax Exempt   Obligations                                          Tax Free        Tax Exempt        Obligations
   Obligations  Money Market     Fund)                                            Obligations      Money Market         Fund)
      Fund          Fund         Par/                                               Fund             Fund              Market
    Par/Shares   Par/Shares    Shares (5)                                        Market Value      Market Value       Value (5)
   -----------  ------------  ------------                                       --------------  ---------------  ---------------
        15,945                    15,945        3.50%, 4/06/01                          15,945                           15,945
                                            Ohio State Air Quality
                                               Development Authority
                       4,800       4,800        3.55%, 02/01/2014 (1) (2)                                 4,800           4,800
                       4,000       4,000        3.70%, 12/01/2015 (1) (2)                                 4,000           4,000
                       7,900       7,900        3.70%, 12/01/2015 (1) (2)                                 7,900           7,900
                       3,150       3,150        3.70%, 06/01/2023 (1) (2)                                 3,150           3,150
         3,000                     3,000        3.75%, 4/02/2001 (1)                     3,000                            3,000
                                            Ohio State Water Development
                                               Authority, Series B (GTY:
                                               General Motors) (RB)
                       8,500       8,500       3.55%, 4/06/01 (1)                        8,500                            8,500
                                            Warren County Ohio
                       2,599       2,599        3.65%, 07/01/2023 (1) (2)                                 2,599           2,599
                                            Warren County Health Care
                                               Otterbein Homes Project
                                                Series B (LOC: Fifth Third
                                               Bank Expires: 7/15/03) (RB)
        12,351                    12,351         3.65%, 4/05/01 (1)                     12,351                           12,351
                                            Ohio State Building Authority
                       4,425       4,425        5.50%, 10/01/2001                                         4,476           4,476
                                            Ohio State University General
                                               Receipts
                       3,000       3,000        3.25%, 12/01/2017 (2)                                     3,000           3,000
                                            Ohio State University General
                                               Receipts
                       3,000       3,000        3.25%, 12/01/2027 (2)                                     3,000           3,000
                                            Ohio State University General
                                               Receipts
                       2,200       2,200        3.30%, 12/01/2014 (2)                                     2,200           2,200
                                                                                ---------------  ---------------  --------------
                                                                                        39,796           56,640          96,436
                                                                                ---------------  ---------------  --------------

                                            OKLAHOMA - 2.6%
                                            Oklahoma County Finance
                                               Authority, Series PT 1087
                                               (GTY: Merrill Lynch Expires:
                                               9/15/01) (GO)
        19,300                    19,300        3.75%, 4/06/01 (1) (4)                  19,300                           19,300
                                            Tulsa Industrial Authority,
                                               Series SG-102 (RB) (INS:
                                               MBIA)
         7,970                     7,970        3.55%, 4/05/01 (1) (4)                   7,970                            7,970
                                            Tulsa Oklahoma Public Facilities
                                               Authority
                       4,000       4,000        5.15%, 11/01/2001                                         4,039           4,039
                                            Tulsa Oklahoma Industrial
                                               Authority Revenue
                       5,000       5,000        3.45%, 10/01/2026 (2)                                     5,000           5,000
                                                                                ---------------  ---------------  --------------
                                                                                        27,270            9,039          36,309
                                                                                ---------------  ---------------  --------------

                                            OREGON - 0.2%
                                            Multnomah County, Series A (GO)
         3,010                     3,010        5.00%, 4/01/01                           3,010                            3,010
                                                                                ---------------  ---------------  --------------


                                            PENNSYLVANIA - 2.1%
                                            Butler County Pennsylvania
                                               Hospital Authority
                      10,000      10,000        7.00%, 06/01/2022 (2)                                    10,244          10,244
                                            Lehigh County General Purpose
                                               Authority, Phoebe-Devitt Homes
                                                Project, Series B (LOC:
                                               First Union National Bank
                                               Expires: 10/29/01)
         4,265                     4,265         3.45%, 4/06/01 (RB) (1)                 4,265                            4,265
                                            Pennsylvania State, First
                                               Series, (GO)
         4,900                     4,900         4.50%, 3/01/02                          4,959                            4,959
                                            Philadelphia Pennsylvania Water
                                                & Sewer
                       5,000       5,000         7.00%, 08/01/2021 (2)                                    5,144           5,144
                                            Somerset County Pennsylvania
                                               General Authority
                       2,300       2,300         6.25%, 10/15/2011 (2)                                    2,337           2,337
                                            University of Pittsburg of the
                                               Community
                       2,000       2,000        4.00%, 04/04/2002                                         2,016           2,016
                                                                                ---------------  ---------------  --------------
                                                                                         9,224           19,740          28,964
                                                                                ---------------  ---------------  --------------

                                            RHODE ISLAND - 1.2%
                                            Convention Center Authority
                                               Rhode Island
                      12,000      12,000        6.70%, 05/15/2020 (2)                                    12,273          12,273
                                            Rhode Island Depositors ECO
                       4,000       4,000        7.10%, 08/01/2018 (2)                                     4,131           4,131
                                                                                ---------------  ---------------  --------------
                                                                                             -           16,404          16,404
                                                                                ---------------  ---------------  --------------

                                            SOUTH CAROLINA - 1.6%
                                            Berkeley County Pollution
                                               Control Authority, Alumax
                                               Project
                                                (GTY: Alcoa) (RB) (1)
        13,750                    13,750        3.55%, 4/06/01                          13,750                           13,750
                                            South Carolina State Capital
                                               Improvements, (GO)
         2,000                     2,000        4.20%, 4/01/02                           2,019                            2,019
         3,000                     3,000        Series A, 4.50%, 8/01/01                 3,002                            3,002
                                            York County (GTY: Duke Power)
                                               (TECP)
         2,000                     2,000        3.55%, 4/05/01                           2,000                            2,000
                                            Pickens & Richland Countys
                                               Hospital
                       1,805       1,805        7.00%, 08/01/2009 (2)                                     1,861           1,861
                                                                                ---------------  ---------------  --------------
                                                                                        20,771            1,861          22,632
                                                                                ---------------  ---------------  --------------

                                            SOUTH DAKOTA - 0.3%

FIRST AMERICAN TAX FREE OBLIGATIONS FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE OBLIGATIONS FUND AND FIRSTAR TAX EXEMPT MONEY MARKET
  FUND
March 31, 2001
(Dollar Amounts in thousands)
(Unaudited)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                Pro Forma                                                                             Pro Forma
                                Combined                                                                              Combined
                                 (First                                                                                (First
      First                     American                                             First                            American
    American      Firstar        Tax Free                                          American          Firstar           Tax Free
     Tax Free    Tax Exempt    Obligations                                         Tax Free        Tax Exempt        Obligations
   Obligations  Money Market      Fund)                                          Obligations      Money Market          Fund)
      Fund          Fund          Par/                                               Fund             Fund              Market
    Par/Shares   Par/Shares    Shares (5)                                        Market Value      Market Value       Value (5)
   -----------  ------------  ------------                                       --------------  ---------------  ---------------
                                            Yankton Industrial Development
                                               Authority, Alumax Project
                                                (GTY: Alcoa) (RB) 3.55%,
         4,500                     4,500       4/05/01 (1) (4)                           4,500                            4,500
                                                                                ---------------  ---------------  --------------


                                            TENNESSEE - 2.8%
                                            Clarksville County Public
                                               Building Authority, Pooled
                                               Financing
                                               Municipal Bond Fund (LOC:
                                               Bank of America Expires:
                                               6/8/02) (RB)
        15,500                    15,500        3.55%, 4/06/01 (1) (4)                  15,500                           15,500
                                            Kingsford Refunding &
                                               Improvement (GO) (INS: MBIA)
         2,195                     2,195       4.00%, 3/01/02                            2,212                            2,212
                                            Maury County Health &
                                               Educational Facilities,
                                               Southern Health Care
                                                Systems Project, Series E
                                               (LOC: Bank One Texas Expires:
                                               7/25/01)
         4,500                     4,500        3.55%, 4/06/01 (RB) (1) (4)              4,500                            4,500
                                            Nashville & Davidson Counties,
                                               Metropolitan Government
                                                Multifamily Housing, (LOC:
                                               Bank of America Expires:
                                               6/30/02) (RB)
         7,035                     7,035        3.60%, 4/6/01 (1)                        7,035                            7,035
                                            Rutherford County Tennessee
                                               Industrial Development
                       4,100       4,100        3.50%, 04/01/2017 (1) (2)                                 4,100           4,100
                                            Memphis Tennessee
                       4,200       4,200        3.55%, 08/01/2004 (2)                                     4,200           4,200
                                            Metro Government Nashville &
                                               David
                       1,225       1,225        5.50%, 05/15/2001                                         1,226           1,226
                                                                                ---------------  ---------------  --------------
                                                                                        29,247            9,526          38,773
                                                                                ---------------  ---------------  --------------

                                            TEXAS - 14.0%
                                            Bexar County Texas Housing
                                               Finance Committee
                       1,450       1,450        3.40%, 06/01/2005 (1) (2)                                 1,450           1,450
                                            Comal Texas Independent School
                                               District, ABN AMRO
                                            Munitops 1999-9 (GTY: PSF (GO)
                                               (1) (4)
        10,002                    10,002        3.58%, 4/06/01                          10,002                           10,002
                                            Dallas County, Series B, (GO)
         2,835                     2,835        4.30%, 8/15/01                           2,837                            2,837
                                            Dallas, GO
         5,420                     5,420        5.00%, 2/15/02                           5,499                            5,499
                                            Fort Worth Independent School
                                               District Refunding &
                                               Improvement (GTY: PSF (GO)
         2,195                     2,195        3.65%, 2/15/02                           2,202                            2,202
                                            Houston Independent School
                                               District (GTY: PSFG) (ETM)
                                               (GO)
         3,925                     3,925        6.375%, 8/15/01                          3,954                            3,954
                                            Harris County Texas Health
                                               Facility
                      11,800      11,800        3.90%, 12/01/2025 (1) (2)                                11,800          11,800
                                            Lower Neches Valley Authority
                                               Texas
        14,700                    14,700        3.35%, 4/04/2001 (1)                    14,700                           14,700
        10,000                    10,000        3.70%, 4/02/2001 (1)                    10,000                           10,000
                      25,000      25,000        3.70%, 02/01/2031 (1) (2)                                25,000          25,000
                                            Milam County Industrial
                                               Development Authority,
                                               Pollution Control,
                                                Alcoa Project (GTY: Alcoa)
        16,855                    16,855        (RB) 3.45%, 4/06/01 (1)                 16,855                           16,855
                                            Pasadena Independent School
                                               District (GO) (GTY: PSF)
         2,530                     2,530        5.00%, 2/15/02                           2,568                            2,568
                                            Plano Health (TECP) (INS: MBIA)
        10,000                    10,000        3.30%, 4/04/01                          10,000                           10,000
                                            San Antonio Electric & Gas
                                               Series SG-79 (RB) (INS: MBIA)
         7,455                     7,455        3.55%, 4/06/01 (1) (4)                   7,455                            7,455
                                            Texas PFA (TECP)
        10,600                    10,600        3.10%, 4/03/01                          10,600                           10,600
        19,000                    19,000        3.25%, 4/04/01                          19,000                           19,000
                                            Texas Higher Educational
                                               Authority Revenue V19
                       1,830       1,830        3.45%, 12/01/2025 (1) (2)                                 1,830           1,830
                                            Austin Texas Utility System
                                               Revenue
                       3,500       3,500        6.75%, 05/15/2012 (2)                                     3,584           3,584
                                            Bexar County Texas Health
                                               Revenue AD
                       7,990       7,990        3.50%, 07/01/2011 (2)                                     7,990           7,990
                                            Dallas County Texas
                       1,355       1,355        6.10%, 08/15/2003 (2)                                     1,364           1,364
                                            Harris County Texas Lien Tol
                      10,000      10,000        3.40%, 08/01/2015 (2)                                    10,000          10,000
                                            Houston Texas Independent School
                                               District
                       1,000       1,000        6.375%, 08/15/2010 (2)                                    1,007           1,007
                                            Mesquite Texas Independent
                                               School
                       2,000       2,000        6.60%, 08/15/2004 (2)                                     2,025           2,025
                                            North Central Texas Health
                                               Facility DE
                       2,000       2,000        6.85%, 05/15/2016 (2)                                     2,045           2,045
                                            United Independent School
                                               District (INS: PSFG) (GO)
         4,000                     4,000        4.625%, 2/15/02                          4,044                            4,044
                                            Texas State Revenue Anticipatory
                                               Notes
                       5,000       5,000        5.25%, 08/31/2001                                         5,019           5,019
                                                                                ---------------  ---------------  --------------
                                                                                       119,716           73,114         192,830
                                                                                ---------------  ---------------  --------------

                                            UTAH - 0.4%

 FIRST AMERICAN TAX FREE OBLIGATIONS FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN TAX FREE OBLIGATIONS FUND AND FIRSTAR TAX
  EXEMPT MONEY MARKET FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                               Pro Forma                                                                             Pro Forma
                               Combined                                                                              Combined
                                (First                                                                                (First
      First                     American                                             First                            American
    American      Firstar       Tax Free                                          American          Firstar           Tax Free
     Tax Free    Tax Exempt    Obligations                                         Tax Free        Tax Exempt        Obligations
   Obligations  Money Market     Fund)                                           Obligations      Money Market          Fund)
      Fund          Fund         Par/                                               Fund             Fund              Market
    Par/Shares   Par/Shares    Shares (5)                                        Market Value      Market Value       Value (5)
   -----------  ------------  ------------                                       --------------  ---------------  ---------------
                                            Salt Lake County Utah Parkview
                       1,100       1,100        3.50%, 12/01/2014 (2)                                     1,100           1,100
                                            Salt Lake County Utah Pollution
                       2,000       2,000        3.90%, 08/01/2007 (2)                                     2,000           2,000
                                            Uintah County Utah Pollution
                                               Control
                       1,855       1,855        10.50%, 06/15/2004 (2)                                    1,878           1,878
                                                                                ---------------  ---------------  --------------
                                                                                             -            4,978           4,978
                                                                                ---------------  ---------------  --------------

                                            VERMONT - 0.2%
                                            Vermont State Student Assistance
                                               (LOC: State Street Bank &
                                               Trust
                                               Expires: 9/1/04) (RB) 3.55%,
         3,140                     3,140       4/06/01 (1)                               3,140                            3,140
                                                                                ---------------  ---------------  --------------


                                            VIRGINIA - 3.4%
                                            Alexandria Industrial
                                               Development Authority,
                                               American Red Cross
                                                Project (LOC: First Union
                                               Expires: 3/31/02) (RB)
         5,310                     5,310        3.50%, 4/06/01 (1)                       5,310                            5,310
                                            Clark County Industrial
                                               Development Authority,
                                               Winchester Medical
                                                Center (RB) (INS: FSA) (1)
        26,450                    26,450        3.60%, 4/04/01                          26,450                           26,450
                                            Fairfax County Virginia Public
                                               Improvement
                       1,000       1,000        4.25%, 06/01/2001                                         1,001           1,001
                                            Norfolk Capital Improvements
                                               (GO) (INS: FGIC)
         2,200                     2,200        5.375%, 6/01/01                          2,204                            2,204
                                            Spotsylvania County Industrial
                                                Development Authority,
                                               Residential
                                                Care Facility, Chancellors
                                               Villiage Project (LOC: First
                                               Union Expires:
                                                10/1/01) (RB) 3.45%,
         7,200                     7,200        4/04/01 (1)                              7,200                            7,200
                                            Virginia State, (GO)
         4,500                     4,500       5.375%, 6/01/01                           4,508                            4,508
                                                                                ---------------  ---------------  --------------
                                                                                        45,672            1,001          46,673
                                                                                ---------------  ---------------  --------------

                                            WASHINGTON - 5.2%
                                            Washington State Housing Finance
                                               Committee Multi Family
                       6,470       6,470        3.45%, 10/01/2020 (1) (2)                                 6,470           6,470
                                            Washington Health Care
                      11,195      11,195        3.80%, 01/01/2027 (1) (2)                                11,195          11,195
                                            Washington State
                       4,000       4,000        6.70%, 06/01/2016 (2)                                     4,025           4,025
                                            Washington State, ABN AMRO
                                               Munitops 1999-12 (GO) (INS:
                                               MBIA)
         9,000                     9,000        3.58%, 4/06/01 (1) (4)                   9,000                            9,000
                                            Washington State Health Care
                                               Facilities Authority
                                            Fred Hutchinson Cancer Research
                                               Center,
                                                Series 1991-A, (RB) 3.75%,
         4,000                     4,000       4/02/01 (1)                               4,000                            4,000
                                                Series B, (RB) 3.75%,
         4,000                     4,000       4/02/01 (1)                               4,000                            4,000
                                            Washington State Housing Finance
                                               Commission
                                                Panorama City Project (LOC:
                                               Key Bank of Washington
                                               Expires:
                                            11/15/04) (RB) 3.80%,
           280                       280      4/02/01 (1)                                  280                              280
                                            Washington State Housing Finance
                                               Commission,
                                                Rockwood Retirement Project,
         8,875                      8,87        3.80%, 4/02/01 (RB) (1)                  8,875                            8,875
                                            Washington State Housing Finance
                                               Commission
                                                YMCA Tacoma & Pierce Project,
         5,395                     5,395         Series A, 3.5%, 4/04/01 (1)             5,395                            5,395
         5,395                     5,395         Series B, 3.5%, 4/04/01 (1)             5,395                            5,395
                                            Washington State Public Power
                                               Supply System
                                                Nuclear Project #3, Series
                                               Sg 13 (RB)
         7,240                     7,240         3.55%, 4/06/01 (1) (2)                  7,240                            7,240
                                            Washington State, Series C (GO)
         5,395                     5,395        5.00%, 1/01/02                           5,467                            5,467
                                                                                ---------------  ---------------  --------------
                                                                                        49,652           21,690          71,342
                                                                                ---------------  ---------------  --------------

                                            WISCONSIN - 4.6%
                                            Northwestern Mutual Life
                          84          84        7.57%, 02/15/2009 (1) (2)                                    84              84
                                            Wisconsin State Health
                                               Marshfield Clinic
                       8,000       8,000        3.50%, 06/01/2010 (1) (2)                                 8,000           8,000
                                            Wisconsin Health & Educational
                                               Facilities - Sinai Samaritan
                       2,405       2,405        3.55%, 09/01/2019 (1) (2)                                 2,405           2,405
                                            Wisconsin State, (GO)
         5,750                     5,750         5.800%, 5/01/01                         5,757                            5,757
         3,265                                   Series B 5.00%, 5/01/01                 3,267
         3,950                                   Series C 7.00%, 5/01/01                 3,959
                                            Wisconsin State Health &
                                               Educational Facilities
                       1,900       1,900        3.55%, 06/01/19 (1) (2)                                   1,900           1,900
         7,420                                  3.55%, 4/04/01 (1)                       7,420
         5,000                                  3.55%, 4/04/01 (1)                       5,000
        14,800                                  3.55%, 4/05/01 (1)                      14,800
                       2,000       2,000        7.10%, 08/15/11 (2)                                       2,059           2,059
                       8,150       8,150        7.10%, 08/15/19 (2)                                       8,395           8,395

FIRST AMERICAN TAX FREE OBLIGATION FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE OBLIGATIONS FUND AND FIRSTAR TAX EXEMPT
  MONEY MARKET FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                Pro Forma                                                                            Pro Forma
                                Combined                                                                              Combined
                                  (First                                                                               (First
      First                     American                                             First                            American
    American      Firstar       Tax Free                                           American          Firstar          Tax Free
     Tax Free    Tax Exempt    Obligations                                         Tax Free        Tax Exempt       Obligations
   Obligations  Money Market      Fund)                                           Obligations      Money Market        Fund)
      Fund          Fund          Par/                                              Fund             Fund             Market
    Par/Shares   Par/Shares    Shares (5)                                        Market Value      Market Value      Value (5)
   -----------  ------------  ------------                                       --------------  ---------------  ---------------
                                                                                ---------------  ---------------  --------------
                                                                                        40,203           22,843          63,046
                                                                                ---------------  ---------------  --------------

                                            WYOMING - 1.6%
                                            Gillette Pollution Control
                                                Authority,
                                            (LOC: Commerzbank Ag Expires:
        12,515                    12,515        6/7/04) (RB) 3.55%,
                                                4/06/01 (1)                             12,515                           12,515
                                            Lincoln County Pollution Control
                                                 Authority, Exxon Project,
                                                 Series D (RB)
         9,700                     9,700         (GTY: Mobil Oil 3.85%,
                                                 4/02/01 (1)                             9,700                            9,700
                                                                                ---------------  ---------------  --------------
                                                                                        22,215               --          22,215
                                                                                ---------------  ---------------  --------------

                                            MULTISTATE - 1.3%
                                            Clipper Tax Exempt Trust 1998-2,
                                                series A
        17,625                    17,625        3.70%, 4/05/01 (1) (4)                  17,625                           17,625
                                                                                ---------------  ---------------  --------------

                                            TOTAL LONG-TERM INVESTMENTS
                                            (Cost $727,488, $562,970 and
                                            $1,290,458)                                727,488          562,970       1,290,458
                                                                                ---------------  ---------------  --------------

                                            INVESTMENT COMPANIES - 5.7%
    16,163,000                16,163,000    AIM Tax Free Institutional Cash
                                                  Reserve                               16,163                           16,163
    21,681,000                21,681,000    Federated Tax Free Money Market             21,681                           21,681
                  15,128,509  15,128,509    Financial Square Tax-Exempt
                                                  Money Market Fund                                      15,129          15,129
                  26,036,608  26,036,608    Tax Free Investment Trusts                                   26,037          26,037
                                                                                ---------------  ---------------  --------------

                                            TOTAL INVESTMENT COMPANIES
                                            (Cost $37,844, $41,165 and
                                                  $79,009)                              37,844           41,165          79,009
                                                                                ---------------  ---------------  --------------

                                            TOTAL INVESTMENTS - 99.6%
                                            (Cost $765,332, $604,135 and
                                                  $1,369,467)                          765,332          604,135       1,369,467
                                                                                ===============  ===============  ==============


      (1) Variable Rate Security - the rate reported is the rate in effect as of March 31, 2001. The date shown is the next put date.

      (2)   Stated maturity with put option

      (3) Pre-refunded Security - Pre-refunded issues are backed by U.S. Government Obligations. These bonds mature at the call date. The pre-refunded date is shown as the maturity date.

      (4) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

      (5) Management does not anticipate having to sell any securities as a result of the merger.

            CFC - National Rural Utilities Cooperative Finance Corporation

            COP - Certificate of Participation

            ETM - Escrowed to Maturity

            FGIC - Financial Guaranty Insurance Corporation

            FSA - Financial Security Assistance

            GO - General Obligation

            GTY - Guaranty

            INS - Insured

            LOC - Letter of Credit

            M&I - Marshall & Iisley

            MBIA - Municipal Bond Insurance Association

            PSF - Permanent School Fund

            RB - Revenue Bond

            TECP - Tax Exempt Commercial Paper

            See Notes to Pro Forma Financial Statements

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND AND FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                           Pro Forma
                           Combined                                                                          Pro Forma
                            (First                                                               Firstar      Combined
   First      Firstar      American                                                First          U.S.         (First
 American       U.S.      Government                                              American    Government      American
Government   Government   Obligations                                            Government      Money      Government
Obligations    Money         Fund)                                               Obligations     Market     Obligations
   Fund        Market         Par                                                    Fund        Fund          Fund)
   Par/        Fund         /Shares                                                 Market       Market       Market
  Shares     Par/Shares       (3)                                                    Value      Value         Value(3)
  ------     ----------   -----------                                             ---------    --------     -----------

                                      U.S. GOVERNMENT
                                      AGENCY OBLIGATIONS - 48.9%
                                      EXPORT-IMPORT
                                      BANK - 0.4%
$ 6,974      $           $ 6,974        5.409%, 4/15/01(1)(2)                     $   6,974     $            $  6,974
                                                                                  ---------    --------      ---------


                                     FEDERAL FARM
                                     CREDIT BANK - 1.4%
                4,000      4,000        4.89%, 4/25/01                                           3,987          3,987
 12,000                   12,000        7.181%, 5/18/01                              11,895                    11,895
                2,778      2,778        6.04%, 6/01/01                                           2,750          2,750
                2,000      2,000        4.75%, 6/07/01                                           1,982          1,982
                3,000      3,000        4.62%, 8/03/01                                           2,952          2,952
                2,000      2,000        4.85%, 8/03/01                                           1,967          1,967
                                                                                  ---------    --------      ---------
                                                                                     11,895     13,638         25,533
                                                                                  ---------    --------      ---------

                                     FEDERAL HOME
                                     LOAN BANK - 17.2%
                5,000      5,000        0.00%, 4/02/01                                           4,999          4,999
 75,000                   75,000        5.303%, 4/02/01                              74,989                    74,989
100,000                  100,000        5.379%, 4/15/01(1)                           99,974                    99,974
                4,000      4,000        5.34%, 4/18/01                                           3,990          3,990
                2,000      2,000        5.14%, 5/18/01                                           1,987          1,987
                3,000      3,000        4.98%, 6/20/01                                           2,967          2,967
 10,000                   10,000        6.50%, 9/19/01                                9,996                     9,996
 10,000                   10,000        6.10%, 12/28/01                              10,067                    10,067
 16,628                   16,628        4.537%, 1/18/02                              16,039                    16,039
 15,000                   15,000        4.875%, 1/22/02                              15,020                    15,020
  7,000                    7,000        5.30%, 1/25/02                                7,011                     7,011
 20,000                   20,000        4.90%, 2/07/02                               19,994                    19,994
 55,000                   55,000        6.75%, 2/15/02                               55,852                    55,852
                                                                                  ---------    --------      ---------
                                                                                    308,942     13,943        322,885
                                                                                  ---------    --------      ---------

                                     FEDERAL HOME
                                     LOAN MORTGAGE
                                     CORPORATION - 5.0%
                4,000      4,000        4.95%, 4/10/01                                           3,995          3,995
                2,000      2,000        5.26%, 4/17/01                                           1,996          1,996
 20,000                   20,000        5.37%, 4/26/01                               19,907                    19,907
                3,000      3,000        5.16%, 5/10/01                                           2,983          2,983
 15,000                   15,000        6.916%, 6/08/01                              14,817                    14,817
                4,000      4,000        5.06%, 6/15/01                                           3,958          3,958
 21,423                   21,423        5.75%, 6/15/01                               21,397                    21,397
 10,000                   10,000        6.639%, 9/13/01                               9,715                     9,715
 14,500                   14,500        5.119%, 1/03/02                              13,957                    13,957
                                                                                  ---------    --------      ---------
                                                                                     79,793     12,932         92,725
                                                                                  ---------    --------      ---------

                                     FEDERAL NATIONAL
                                     MORTGAGE ASSOCIATION -
                                      19.2%
 63,961                   63,961        4.983%, 4/02/01(1)                           63,958                    63,958
 50,000                   50,000        4.985%, 4/02/01(1)                           49,992                    49,992
100,000                  100,000        5.18%, 4/02/01(1)                            99,965                    99,965
 20,000                   20,000        5.08%, 4/05/01                               19,986                    19,986
                1,000      1,000        5.42%, 4/12/01                                             998            998
  5,000                    5,000        6.45%, 4/23/01                                5,000                     5,000
                2,500      2,500        4.78%, 4/25/01                                           2,492          2,492
                2,500      2,500        5.37%, 4/26/01                                           2,491          2,491
                1,500      1,500        5.26%, 5/01/01                                           1,493          1,493
 16,400                   16,400        6.60%, 5/04/01                               16,398                    16,398
                3,500      3,500        5.35%, 5/24/01                                           3,472          3,472
 20,000                   20,000        4.895%, 5/31/01                              19,791                    19,791
                2,000      2,000        5.27%, 5/31/01                                           1,983          1,983
 10,000                   10,000        6.85%, 7/13/01                               10,009                    10,009
 15,000                   15,000        6.50%, 11/14/01                              15,001                    15,001
 10,000                   10,000        6.625%, 1/15/02                              10,110                    10,110
 10,000                   10,000        4.88%, 2/08/02                                9,576                     9,576
 27,398                   27,398        5.375%, 3/15/02                              27,549                    27,549
                                                                                  ---------    --------      ---------
                                                                                    347,335     12,929        360,264
                                                                                  ---------    --------      ---------

                                     STUDENT LOAN
                                     MARKETING
                                     ASSOCIATION -
                                     5.3%
 50,000                   50,000        4.785%, 4/03/01(1)                           49,994                    49,994
 50,000                   50,000        4.805%, 4/03/01(1)                           49,990                    49,990
                                                                                  ---------    --------      ---------
                                                                                     99,984          -         99,984
                                                                                  ---------    --------      ---------
                                     OTHER - 0.4%
                                     Tennessee Valley
                                     Authority Discount
                                     Notes:
                3,000      3,000        5.03%, 4/16/01                                           2,994          2,994
                4,500      4,500        0.00%, 4/30/01                                           4,482          4,482
                                                                                  ---------    --------      ---------
                                                                                          -      7,476          7,476
                                                                                  ---------    --------      ---------
                                     TOTAL U.S.
                                     GOVERNMENT
                                     AGENCY OBLIGATIONS
                                     (Cost $854,923, $60,918                        854,923     60,918        915,841
                                        and $915,841)                               ---------  --------      ---------

                                     OTHER U.S.
                                     GOVERNMENT
                                     OBLIGATIONS - 10.1%
                                     Nebhelp (LOC: SLMA)
 51,239                   51,239        5.053%, 4/02/01                              51,232                    51,232
 37,178                   37,178        5.174%, 4/03/01                              37,167                    37,167

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND AND FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                           Pro Forma
                           Combined                                                                          Pro Forma
                            (First                                                               Firstar     Combined
   First      Firstar      American                                                First          U.S.        (First
 American       U.S.      Government                                              American     Government    American
Government   Government   Obligations                                            Government      Money      Government
Obligations    Money         Fund)                                               Obligations     Market     Obligations
   Fund        Market         Par                                                    Fund        Fund          Fund)
   Par/        Fund         /Shares                                                 Market       Market        Market
  Shares     Par/Shares       (3)                                                    Value      Value          Value
  ------     ----------   -----------                                             ---------    --------     -----------

 24,199                   24,199        5.215%, 4/04/01                              24,189                    24,189
 18,727                   18,727        4.937%, 4/05/01                              18,717                    18,717
 42,082                   42,082        4.929%, 4/06/01                              42,053                    42,053
                                     New Hampshire
                                     Higher Education
                                     Loan (LOC: SLMA)
 16,908                   16,908         5.145%, 4/12/01                             16,882                    16,882
                                                                                  ---------    --------      ---------

                                     TOTAL OTHER
                                     U.S. GOVERNMENT
                                     OBLIGATIONS
                                     (Cost $190,240, $0
                                       and $190,240)                                190,240                   190,240
                                                                                  ---------    --------      ---------

                                     REPURCHASE
                                     AGREEMENTS - 41.2%
                                     CS First Boston 5.35%, dated 3/30/01,
                                       matures 4/02/01, repurchase price
                                       $425,126 (collateralized
                                        by U.S. Government
                                       obligations:total market
425,000                  425,000       value$441,337)                               425,000                   425,000

                                     Goldman Sachs 5.34%, dated 3/30/01, matures
                                       4/02/01, repurchase price $85,025
                                       (collateralized by U.S. Government
                                       obligations:
 85,000                   85,000       total market value $86,700)                   85,000                    85,000
                                     Lehman Brothers 5.30%, dated 3/30/01,
                                       matures 4/02/01, repurchase price
                                       $261,553 (collateralized by U.S.
                                       Government obligations:
261,476                  261,476       total market value  $266,694)                261,476                   261,476
                                                                                  ---------      ------      ---------

                                     TOTAL
                                     REPURCHASE AGREEMENTS
                                     (Cost $771,476, $0 and
                                        $771, 476)                                  771,476                   771,476
                                                                                  ---------      ------      ---------

                                     INVESTMENT COMPANIES - 0.1%
              709,153    709,153     Financial Square                                              709            709
                                     Government
                                     Obligation Fund
              885,375    885,375     Short-Term Investments                                        885            885
                                     Co. Treasury Portfolio                       ---------      ------      ---------


                                     TOTAL INVESTMENT
                                     COMPANIES
                                     (Cost $0, $1,594 and $1,594)                                1,594          1,594
                                                                                  ---------      ------      ---------

                                     TOTAL INVESTMENTS - 100.3%
                                     (Cost $1,816,639, $62,512 and $1,879,151)
                                                                                  1,816,639      62,512      1,879,151
                                                                                  =========      ======      =========


 (1) Variable rate security - the rate shown is the rate in effect as of March 31, 2001. The date shown is the next reset date.
 (2) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
 (3) Management does not anticipate having to sell any securities as a result of the merger.

 LOC - Line of Credit
 SLMA - Student Loan Marketing Association


 See Notes to Pro Forma Financial Statements

FIRST AMERICAN TREASURY RESERVE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN RESERVE FUND AND FIRSTAR U.S. TREASURY MONEY
MARKET FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                        Pro Forma
                                                                                               Firstar                  Combined
                                         Pro Forma                                   First       U.S.                    (First
   First      Firstar                    Combined                                  American    Treasury                 American
 American      U.S.                       (First                                   Treasury     Money                   Treasury
 Treasury    Treasury                    American                                   Reserve     Market                   Reserve
 Reserve   Money Market                  Treasury                                    Fund        Fund                     Fund)
   Fund        Fund                    Reserve Fund)                                Market      Market                    Market
Par/Shares  Par/Shares  Adjustments(2) Par/Shares(1)                                 Value      Value    Adjustments(2)  Value(1)
---------- ------------ -------------- -------------                              ----------- ---------- -------------- ----------
                                                     U.S. TREASURY
                                                       OBLIGATIONS - 92.0%
                                                     U.S. TREASURY BILLS - 49.4%
$       -- $    250,000      (128,693) $    121,308     5.96%, 4/05/01             $      --  $  249,844     (128,613)  $  121,231
                 50,000       (25,739)       24,262     6.11%, 4/12/01                            49,913      (25,695)      24,218
                500,000      (257,385)      242,615     0.00%, 4/19/01                           498,798     (256,767)     242,031
                125,000       (64,346)       60,654     6.09%, 4/26/01                           124,471      (64,075)      60,396
                250,000      (128,693)      121,308     5.85%, 5/03/01                           248,777     (128,064)     120,713
                112,500       (57,912)       54,588     6.08%, 5/10/01                           111,890      (57,599)      54,291
                200,000      (102,954)       97,046     4.98%, 5/17/01                           198,742     (102,307)      96,435
                150,000       (77,216)       72,785     5.58%, 5/24/01                           148,864      (76,632)      72,232
                175,000       (90,085)       84,915     5.75%, 6/07/01                           173,299      (89,210)      84,089
                200,000      (102,954)       97,046     5.35%, 6/14/01                           197,894     (101,871)      96,023
                200,000      (102,954)       97,046     4.92%, 7/19/01                           197,025     (101,424)      95,601
                100,000       (51,477)       48,523     4.83%, 8/16/01                            98,164      (50,533)      47,631
                100,000       (51,477)       48,523     5.38%, 7/05/01                            98,580      (50,747)      47,833
                100,000       (51,477)       48,523     4.93%, 7/26/01                            98,411      (50,660)      47,751
                100,000       (51,477)       48,523     0.00%, 8/02/01                            98,377      (50,643)      47,734
                100,000       (51,477)       48,523     4.43%, 8/23/01                            98,230      (50,567)      47,663
                                                                                  ----------- ---------- -------------- ----------
                                                                                          --   2,691,279   (1,385,406)   1,305,873
                                                                                  ----------- ---------- -------------- ----------
                                                     U.S.TREASURY NOTES - 10.2%
                150,000       (77,216)       72,785     6.25%, 4/30/01                           149,982      (77,207)      72,775
                 51,500       (26,511)       24,989     5.63%, 5/15/01                            51,452      (26,487)      24,965
                150,000       (77,216)       72,785     6.50%, 5/31/01                           150,033      (77,233)      72,800
                  5,000        (2,574)        2,426     6.63%, 7/31/01                             5,003       (2,576)       2,427
                100,000       (51,477)       48,523     6.50%, 8/31/01                           100,591      (51,782)      48,809
                100,000       (51,477)       48,523     7.50%, 11/15/01                          101,760      (52,384)      49,376
                                                                                  ----------- ---------- -------------- ----------
                                                                                          --     558,821     (287,670)     271,151
                                                                                  ----------- ---------- -------------- ----------
                                                     U.S. TREASURY REPURCHASE
                                                       AGREEMENTS - 32.4%
              1,100,000      (566,247)      533,753     5.26%, 4/02/01                         1,100,000     (566,248)     533,752
                670,000      (344,896)      325,104     5.24%, 4/02/01                           670,000     (344,896)     325,104
                                                                                  ----------- ---------- -------------- ----------
                                                                                               1,770,000     (911,144)     858,856
                                                                                  ----------- ---------- -------------- ----------

                                                     TOTAL U.S. TREASURY
                                                       OBLIGATIONS
                                                     (Cost $0, $5,020,100 and
                                                       $2,435,880)                        --   5,020,100   (2,584,220)   2,435,880
                                                                                  ----------- ---------- -------------- ----------
                                                     INVESTMENT COMPANIES - 8.2%
                                                     Financial Square
                                                       Treasury Obligation
            186,152,379   (95,825,660)   90,326,719      Portfolio                               186,152      (95,825)      90,327
                                                     Short-Term Investments Co.
                                                      Treasury Tax Advantage
            259,327,100  (133,493,811)  125,833,289      Portfolio                               259,327     (133,494)     125,833
                                                                                  ----------- ---------- -------------- ----------
                                                     TOTAL INVESTMENT COMPANIES
                                                     (Cost $0, $445,479, and
                                                       $216,160)                                 445,479     (229,319)     216,160
                                                                                  ----------- ---------- -------------- ----------
                                                     TOTAL INVESTMENTS - 100.2%
                                                     (Cost $0, $5,465,579 and
                                                        $2,652,040)                $      --  $5,465,579 $ (2,813,539)  $2,652,040
                                                                                  =========== ========== ============== ==========

      *  Represents the effective yield at date of purchase
      (1) Management does not anticipate having to sell any securities as a result of the merger.
      (2) Firstar U.S. Treasury Money Market Institutional Class shares will be exchanged for shares of First American Reserve Fund. Accordingly, the pro-rata share of investments attributable to Institutional Class shares have been removed as an adjustment for purposes of this pro forma financial statement.

STRIPS Separate Trading Registered Interest and Principal of Securities

      See Notes to Pro Forma Financial Statements

FIRST AMERICAN TREASURY OBLIGATIONS FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TREASURY OBLIGATIONS FUND AND FIRSTAR U.S. TREASURY MONEY MARKET FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)





                                    Pro Forma                                                                             Pro Forma
                                    Combined                                                                              Combined
              Firstar                (First                                         First                                  (First
   First       U.S.                 American                                       American     Firstar                   American
 American    Treasury               Treasury                                       Treasury       U.S.                    Treasury
 Treasury     Money                Obligations                                    Obligations   Treasury                 Obligations
Obligations   Market                  Fund)                                          Fund     Money Market                  Fund)
   Fund        Fund    Adjustments  Par/Shares                                      Market     Fund Market                 Market
Par/Shares  Par/Shares    (2)          (1)                                           Value        Value    Adjustments(2) Value(1)
----------- ---------- ----------- -----------                                    --------------------------------------------------
                                               U.S. TREASURY OBLIGATIONS - 46.6%
                                               U.S. TREASURY BILLS - 25.0%
$       --   $ 250,000   (121,308) $  128,693    5.96%, 4/05/01                            --  $  249,844      (121,231)  $  128,613
                50,000    (24,262)     25,739    6.11%, 4/12/01                                    49,913       (24,218)      25,695
               500,000   (242,615)    257,385    0.00%, 4/19/01                                   498,798      (242,031)     256,767
   900,000                     --     900,000    0.000%, 4/19/01                      897,823                        --      897,823
               125,000    (60,654)     64,346    6.09%, 4/26/01                                   124,471       (60,396)      64,075
               250,000   (121,308)    128,693    5.85%, 5/03/01                                   248,777      (120,713)     128,064
               112,500    (54,588)     57,912    6.08%, 5/10/01                                   111,890       (54,291)      57,599
               200,000    (97,046)    102,954    4.98%, 5/17/01                                   198,742       (96,435)     102,307
               150,000    (72,785)     77,216    5.58%, 5/24/01                                   148,864       (72,232)      76,632
               175,000    (84,915)     90,085    5.75%, 6/07/01                                   173,299       (84,089)      89,210
               200,000    (97,046)    102,954    5.35%, 6/14/01                                   197,894       (96,023)     101,871
               200,000    (97,046)    102,954    4.92%, 7/19/01                                   197,025       (95,601)     101,424
               100,000    (48,523)     51,477    4.83%, 8/16/01                                    98,164       (47,631)      50,533
               100,000    (48,523)     51,477    5.38%, 7/05/01                                    98,580       (47,833)      50,747
               100,000    (48,523)     51,477    4.93%, 7/26/01                                    98,411       (47,751)      50,660
               100,000    (48,523)     51,477    0.00%, 8/02/01                                    98,377       (47,734)      50,643
               100,000    (48,523)     51,477    4.43%, 8/23/01                                    98,230       (47,663)      50,567
                                                                                  --------------------------------------------------
                                                                                      897,823   2,691,279    (1,305,873)   2,283,229
                                                                                  --------------------------------------------------
                                              U.S.TREASURY NOTES - 11.3%
    75,000                     --      75,000   5.00%, 4/30/01                         74,914                                 74,914
   100,000     150,000    (72,785)    177,216   6.25%, 4/30/01                         99,986     149,982       (72,775)     177,193
                51,500    (24,989)     26,511   5.63%, 5/15/01                                     51,452       (24,965)      26,487
    25,000                     --      25,000   8.00%, 5/15/01                         25,033                        --       25,033
    50,000                     --      50,000   5.25%, 5/31/01                         49,901                        --       49,901
    50,000     150,000    (72,785)    127,216   6.50%, 5/31/01                         49,997     150,033       (72,800)     127,230
    50,000                     --      50,000   5.50%, 7/31/01                         49,850                        --       49,850
                 5,000     (2,426)      2,574   6.63%, 7/31/01                                      5,003        (2,427)       2,576
    75,000                     --      75,000   5.50%, 8/31/01                         74,869                        --       74,869
   100,000     100,000    (48,523)    151,477   6.50%, 8/31/01                        100,081     100,591       (48,809)     151,863
   100,000                     --     100,000   5.875%, 10/31/01                      100,821                        --      100,821
    40,000                     --      40,000   6.25%, 10/31/01                        40,239                        --       40,239
               100,000    (48,523)     51,477   7.50%, 11/15/01                                   101,760       (49,376)      52,384
    25,000                     --      25,000   6.375%, 1/31/02                        25,318                        --       25,318
    50,000                     --      50,000   6.50%, 2/28/02                         50,709                        --       50,709
                                                                                  --------------------------------------------------
                                                                                      741,718     558,821      (271,151)   1,029,388
                                                                                  --------------------------------------------------
                                              U.S. TREASURY STRIPS* - 0.3%
    25,000                     --      25,000   6.34%, 7/31/01                         24,494                        --       24,494
                                                                                  --------------------------------------------------
                                              U.S. TREASURY REPURCHASE
                                                AGREEMENTS - 10.0%
             1,100,000   (533,753)    566,247   5.26%, 4/02/01                                  1,100,000      (533,752)     566,248
               670,000   (325,104)    344,896   5.24%, 4/02/01                                    670,000      (325,104)     344,896
                                                                                  --------------------------------------------------
                                                                                           --   1,770,000      (858,856)     911,144
                                                                                  --------------------------------------------------
                                              TOTAL U.S. TREASURY
                                                OBLIGATIONS
                                              (Cost $1,664,035, $5,020,100, and
                                                $4,248,255)                         1,664,035   5,020,100    (2,435,880)   4,248,255
                                                                                  --------------------------------------------------
                                              REPURCHASE AGREEMENTS - 51.1%
                                              ABN AMRO Securities
                                                5.25%, dated 3/30/01, matures
                                                4/02/01, repurchase price
                                                $900,262,500 (collateralized by
                                                U.S. Treasury Obligations:
   900,000                     --     900,000   total market value $918,001,001)      900,000                        --      900,000
                                              Bear Stearns
                                                5.26%, dated 3/30/01, matures
                                                4/02/01, repurchase price
                                                $250,073,056 (collateralized by
                                                U.S. Treasury STRIPS: total
   250,000                     --     250,000   market value $255,004,000)            250,000                        --      250,000
                                              CS First Boston
                                                5.28%, dated 3/30/01, matures
                                                4/02/01, repurchase price
                                                $300,088,000 (collateralized by
                                                U.S. Treasury Obligations:
   300,000                     --     300,000   total market value $308,778,269)      300,000                        --      300,000
                                              Goldman Sachs
                                                5.25%, dated 3/30/01, matures
                                                4/02/01, repurchase price
                                                $222,284,814 (collateralized by
                                                U.S. Treasury Obligations:
   222,220                     --     222,220   total market value $226,665,259)      222,220                        --      222,220
                                              Lehman Brothers
                                                5.25%, dated 3/30/01, matures
                                                4/02/01, repurchase price
                                                $300,087,500 (collateralized by
                                                U.S. Treasury Obligations:
   300,000                     --     300,000   total market value $305,904,606)      300,000                        --      300,000
                                              Morgan Stanley Dean Witter
                                                4.82%, dated 3/30/01, matures
                                                4/02/01, repurchase price
                                                $275,073,639 (collateralized by
                                                U.S. Treasury Obligations:
   275,000                     --     275,000   total market value $281,875,051)      275,000                        --      275,000
                                              Prudential Securities
                                                5.27%, dated 3/30/01, matures
                                                4/02/01, repurchase price
                                                $150,043,917 (collateralized by
                                                U.S. Treasury Obligations and
                                                cash: total market value
   150,000                     --     150,000   $150,574,530)                         150,000                        --      150,000
                                              Societe Generale
                                                5.26%, dated 3/30/01, matures
                                                4/02/01, repurchase price
                                                $275,080,361 (collateralized by
                                                U.S. Treasury Obligations:
   275,000                     --     275,000   total market value $280,678,624)      275,000                        --      275,000
                                              Salomon Smith Barney
                                                5.26%, dated 3/30/01, matures
                                                4/02/01, repurchase price
                                                $990,289,300 (collateralized by
                                                U.S. Treasury Obligations:
                                                total market value
   990,000                     --     990,000   $1,009,900,195)                       990,000                        --      990,000
                                              USB Warburg
                                                5.27%, dated 3/30/01, matures
                                                4/02/01, repurchase price
                                                $990,289,850 (collateralized by
                                                U.S. Treasury Obligations:
                                                total market value
   990,000                     --     990,000   $1,009,800,184)                       990,000                        --      990,000

FIRST AMERICAN TREASURY OBLIGATIONS FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TREASURY OBLIGATIONS FUND AND FIRSTAR U.S. TREASURY MONEY MARKET FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                           Pro Forma
                                          Pro Forma                                                                        Combined
                                          Combined                                   First                                  (First
   First      Firstar                      (First                                   American     Firstar                   American
  American      U.S.                      American                                  Treasury       U.S.                    Treasury
  Treasury    Treasury                    Treasury                                 Obligations   Treasury                Obligations
Obligations    Money                     Obligations                                  Fund     Money Market                  Fund)
    Fund    Market Fund                     Fund)                                    Market        Fund      Adjustments    Market
 Par/Shares Par/Shares  Adjustments(2) Par/Shares(1)                                 Value     Market Value     (2)        Value(1)
----------- ----------- -------------- -------------                               ----------- ------------ ------------ ----------
                                                     TOTAL REPURCHASE AGREEMENTS
                                                     (Cost $4,652,220, $0, and
                                                        $4,652,220)                  4,652,220          --           --   4,652,220
                                                                                   ----------- ------------ ------------ ----------

                                                     INVESTMENT COMPANIES - 2.5%
                                                     Financial Square
                                                       Treasury Obligation
            186,152,379  (90,326,719)    95,825,660      Portfolio                          --     186,152      (90,327)     95,825
                                                     Short-Term Investments Co.
                                                       Treasury Tax Advantage
            259,327,100 (125,833,289)   133,493,811      Portfolio                          --     259,327     (125,833)    133,494
                                                                                   ----------- ------------ ------------ ----------

                                                     TOTAL INVESTMENT COMPANIES
                                                     (Cost $0, $445,479, and
                                                        $229,319)                           --     445,479     (216,160)    229,319
                                                                                   ----------- ------------ ------------ ----------
                                                     TOTAL INVESTMENTS - 100.2%
                                                     (Cost $6,316,255, $5,465,579,
                                                        and $9,129,794)            $ 6,316,255  $5,465,579  $(2,652,040) $9,129,794
                                                                                   =========== ============ ============ ==========

       *  Represents the effective yield at date of purchase
      (1) Management does not anticipate having to sell any securities as a result of the merger.
      (2) Firstar U.S. Treasury Money Market Class A shares will be exchanged for shares of First American Treasury Obligations Fund. Accordingly, the pro-rata share of investments attributable to Class A shares have been removed as an adjustment for purposes of this pro forma financial statement.

STRIPS Separate Trading Registered Interest and Principal of Securities

      See Notes to Pro Forma Financial Statements

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)


1.    BASIS OF COMBINATION

      The unaudited pro forma statements of assets and liabilities, statements of operations, and schedules of portfolio investments reflect the accounts of four investment portfolios offered by First American Funds, Inc. ("the First American Funds") and five investment portfolios offered by Firstar Funds, Inc. ("the Firstar Funds") as if the proposed reorganizations occurred as of and for the year ended March 31, 2001. These statements have been derived from books and records utilized in calculating daily net asset values at March 31, 2001. Below are the fund names for the First American Funds the Firstar Funds and the Surviving Funds. All of the Surviving Funds will be portfolios of the First American Funds. The designation FA for the First American Funds or FS for the Firstar Funds in the Surviving Funds column indicates which Fund will be the accounting survivor of the reorganization.


       FIRST AMERICAN FUNDS                FIRSTAR FUNDS                        SURVIVING FUNDS
      Prime Obligations Fund        Money Market Fund                        Prime Obligations Fund (FA)
                                    Institutional Money Market Fund

      Tax Free Obligations Fund     Tax Exempt Money Market Fund             Tax Free Obligations Fund (FA)
      Government Obligations Fund   U.S. Government Money Market Fund        Government Obligations Fund (FA)
      Treasury Reserve Fund         U.S. Treasury Money Market Fund -Class   Treasury Reserve Fund (FS)*
                                    A

      Treasury Obligations Fund     U.S. Treasury Money Market Fund -        Treasury Obligations Fund (FA)
                                    Institutional Class

      *The Treasury Reserve Fund represents a shell fund reorganization.

      The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), substantially all of the assets and liabilities of the acquired funds will be transferred such that at and after the Effective Time of Reorganization, substantially all of the assets and liabilities of the acquired funds will become assets and liabilities of the acquiring funds. In exchange for the transfer of assets and liabilities, the acquiring funds will issue to the acquired funds full and fractional shares of the designated classes of the acquiring funds, and the acquired funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring funds so issued will be in equal value to the full and fractional shares of the acquired funds that are outstanding immediately prior to the Effective Time of Reorganization. At and after the Effective Time of Reorganization, all debts, liabilities and obligations of the acquired funds will attach to the acquiring funds and may thereafter be enforced against the acquiring funds to the same extent as if they had been incurred by them. The pro forma statements give effect to the proposed transfer described above.

      Under the purchase method of accounting for business combinations under accounting principles generally accepted in the United States, the basis on the part of the acquiring funds of the assets of the acquired funds will be the fair market value of such on the closing date of the transaction. The acquiring funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the reorganization, and the basis to the acquiring funds of the assets of the acquired funds received pursuant to the reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the acquiring funds in the reorganization - i.e., the sum of the liabilities assumed, the fair market value of the acquiring funds' shares issued, and such costs. For accounting purposes, the Surviving Funds are the survivor of this reorganization. The pro forma statements reflect the combined results of operations of the acquired and acquiring funds. However, should such reorganization be effected, the statements of operations of the acquiring funds will not be restated for precombination period results of the corresponding acquired funds.

      The pro forma statements of assets and liabilities, statements of operations, and schedules of portfolio investments should be read in conjunction with the historical financial statements of the First American Funds and Firstar Funds incorporated by reference in the Statement of Additional Information.

      The First American Funds and Firstar Funds are each separate portfolios of the First American Funds, Inc. and Firstar Funds, Inc., respectively, which are registered as open-end management investment companies under the Investment Company Act of 1940 (the "1940 Act").


2.    SERVICE PROVIDERS

      U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), will serve as the combined Funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management, Inc. and Firstar Mutual Fund Services, LLC (the "Co-administrators") will serve as the co-administrators to the Funds. Firstar Mutual Fund Services, LLC will serve as the transfer agent to the Funds. U.S. Bank will serve as the custodian to the Funds.


3.    ORGANIZATIONAL EXPENSES

      Organizational costs of the funds that are not Surviving Funds cannot be carried over when being merged with other funds. Therefore, in the pro forma statements of asset and liabilities, the unamortized organizational costs were written off for the non-surviving funds rather than being carried forward.

4.    SHARE CLASSES AND FEES

      FIRST AMERICAN FUNDS

      The First American Funds have multiple classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing and/or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are not subject to a front-end sales charge or contingent deferred sales charge (CDSC). Class B shares are available only in exchange for Class B shares of another First American Fund and are subject to a CDSC. Class C shares are available only in exchange for Class C shares of another First American Fund and are subject to a CDSC. Class D shares and Class Y shares are offered only to qualifying institutional investors and are not subject to a front-end sales charge or CDSC.

      FIRST AMERICAN FUNDS                   CLASSES OF SHARES
     Prime Obligations Fund              Class A, Class B, Class C, Class D, Class Y
     Tax Free Obligations Fund           Class A, Class D, Class Y
     Government Obligations Fund         Class A, Class D, Class Y
     Treasury Obligations Fund           Class A, Class D, Class Y

      Under the terms of the investment advisory agreement, the advisor is entitled to receive fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

                  FIRST AMERICAN FUNDS        ADVISORY FEES ANNUAL RATE
     Prime Obligations Fund                                0.40%
     Tax Free Obligations Fund                             0.40%
     Government Obligations Fund                           0.40%
     Treasury Obligations Fund                             0.40%

      Under the terms of the administration agreement, the administrator is entitled to receive administration fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

                     FIRST AMERICAN FUNDS        ADMINISTRATION FEES ANNUAL RATE

      Prime Obligations Fund                                   Tiered
      Tax Free Obligations Fund                                Tiered
      Government Obligations Fund                              Tiered
      Treasury Obligations Fund                                Tiered

      Tiered: 0.07% of the first $8 billion of the combined average aggregate daily net assets of the open-end mutual funds of First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc. (collectively the "First American Fund Family"), plus 0.055% of the First American Fund Family's combined average aggregate daily net assets in excess of $8 billion.

      FIRSTAR FUNDS
      The Firstar Funds have multiple classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing and/or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to a front-end sales charge. Institutional class shares not subject to a front-end sales charge or CDSC.

         FIRSTAR FUNDS                             CLASSES OF SHARES
      Money Market Fund                          Class A
      Institutional Money Market Fund            Institutional
      Tax Exempt Money Market Fund               Class A, Institutional
      U.S. Government Money Market Fund          Class A, Institutional
      U.S. Treasury Money Market Fund            Class A, Institutional

      Under the terms of the investment advisory agreement, the advisor is entitled to receive fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

            FIRSTAR FUNDS                            ADVISORY FEES ANNUAL RATE

      Money Market Fund                                     0.50%
      Institutional Money Market Fund                       0.46%
      Tax Exempt Money Market Fund                          0.50%
      U.S. Government Money Market Fund                     0.50%
      U.S. Treasury Money Market Fund                       0.44%

      Under the terms of the administration agreement, the administrator is entitled to receive administration fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

          FIRSTAR FUNDS                     ADMINISTRATION FEES ANNUAL RATE
      Money Market Fund                                Tiered
      Institutional Money Market Fund                  Tiered
      Tax Exempt Money Market Fund                     Tiered
      U.S. Government Money Market Fund                Tiered
      U.S. Treasury Money Market Fund                  Tiered

      Tiered: 0.125% on first $2 billion of the Firstar Fund complex net assets and 0.10% on the Firstar Fund complex net assets in excess of $2 billion.


5.    PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

      The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses and waivers at the rates which would have been in effect if the First American Funds and Firstar Funds as appropriate were included in the Surviving Funds for the year ended March 31, 2001.

      The pro forma statements of assets and liabilities and schedules of investments give effect to the proposed combination as if the reorganization had occurred at March 31, 2001. The Surviving Funds will offer the following classes:

         SURVIVING FUNDS                    CLASSES OF SHARES
      Prime Obligations Fund          Class A, Class B, Class C, Class D, Class I, Class S, Class Y
      Tax Free Obligations Fund       Class A, Class D, Class S, Class Y
      Government Obligations Fund     Class A, Class D, Class S, Class Y
      Treasury Reserve Fund           Class A
      Treasury Obligations Fund       Class A, Class D, Class S, Class Y

      More information on the classes of shares offered can be found in the Combined Proxy Statement/Prospectus.

6.    PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME

      Securities of the money market funds are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days. Securities of the non-money market funds are valued at market value. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

      Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the net sale proceeds to an identified cost basis. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date or as soon as information is available to the Funds. Discounts are accreted and premiums are amortized on fixed income securities over the life of the respective security. Discounts are accreted and premiums are amortized on securities with put provisions to the earlier of the put or maturity date.

7.    CAPITAL SHARES

      The pro forma net asset values per share assume the issuance of shares of the First American Funds, which would have occurred at March 31, 2001, in connection with the proposed reorganization.

8.    MERGER COSTS

      All costs associated with the Reorganization will be paid by U.S. Bancorp.

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                            FIRSTAR MONEY MARKET FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                         LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Money Market Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Funds ("FAF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Money Market Fund to the FAF Prime Obligations Fund in exchange for shares of designated classes of the FAF Prime Obligations Fund of equal value; and (b) the distribution of the shares of designated classes of the FAF Prime Obligations Fund to the shareholders of the Firstar Money Market Fund in liquidation of the Firstar Money Market Fund.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


----------------------------------      --------------------------------------
SIGNATURE                     DATE      SIGNATURE (JOINT OWNER)           DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                     FIRSTAR INSTITUTIONAL MONEY MARKET FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011



                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                         LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Institutional Money Market Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Funds ("FAF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Institutional Money Market Fund to the FAF Prime Obligations Fund in exchange for shares of designated classes of the FAF Prime Obligations Fund of equal value; and (b) the distribution of the shares of designated classes of the FAF Prime Obligations Fund to the shareholders of the Firstar Institutional Money Market Fund in liquidation of the Firstar Institutional Money Market Fund.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


----------------------------------      --------------------------------------
SIGNATURE                     DATE      SIGNATURE (JOINT OWNER)           DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                      FIRSTAR TAX-EXEMPT MONEY MARKET FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED


         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Tax-Exempt Money Market Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Funds ("FAF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Tax-Exempt Money Market Fund to the FAF Tax Free Obligations Fund in exchange for shares of designated classes of the FAF Tax Free Obligations Fund of equal value; and (b) the distribution of the shares of designated classes of the FAF Tax Free Obligations Fund to the shareholders of the Firstar Tax-Exempt Money Market Fund in liquidation of the Firstar Tax-Exempt Money Market Fund.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.



----------------------------------      --------------------------------------
SIGNATURE                     DATE      SIGNATURE (JOINT OWNER)           DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                    FIRSTAR OHIO TAX-EXEMPT MONEY MARKET FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Ohio Tax-Exempt Money Market Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Funds ("FAF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Ohio Tax-Exempt Money Market Fund to the FAF Ohio Tax Free Obligations Fund in exchange for shares of designated classes of the FAF Ohio Tax Free Obligations Fund of equal value; and (b) the distribution of the shares of designated classes of the FAF Ohio Tax Free Obligations Fund to the shareholders of the Firstar Ohio Tax-Exempt Money Market Fund in liquidation of the Firstar Ohio Tax-Exempt Money Market Fund.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.



----------------------------------      --------------------------------------
SIGNATURE                     DATE      SIGNATURE (JOINT OWNER)           DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                    FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar U.S. Government Money Market Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Funds ("FAF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar U.S. Government Money Market Fund to the FAF Government Obligations Fund in exchange for shares of designated classes of the FAF Government Obligations Fund of equal value; and (b) the distribution of the shares of designated classes of the FAF Government Obligations Fund to the shareholders of the Firstar U.S. Government Money Market Fund in liquidation of the Firstar U.S. Government Money Market Fund.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.



----------------------------------      --------------------------------------
SIGNATURE                     DATE      SIGNATURE (JOINT OWNER)           DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                     FIRSTAR U.S. TREASURY MONEY MARKET FUND
                                (RETAIL A SHARES)

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of Retail A Shares of the Firstar U.S. Treasury Money Market Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Funds ("FAF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities attributable to the Retail A Shares of the Firstar U.S. Treasury Money Market Fund to the FAF Treasury Reserve Fund in exchange for Class A shares of the FAF Treasury Reserve Fund of equal value; and (b) the distribution of the Class A shares of the FAF Treasury Reserve Fund to the shareholders of the Retail A Shares of the Firstar U.S. Treasury Money Market Fund in liquidation of the Retail A Shares of the Firstar U.S. Treasury Money Market Fund.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.



----------------------------------      --------------------------------------
SIGNATURE                     DATE      SIGNATURE (JOINT OWNER)           DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                     FIRSTAR U.S. TREASURY MONEY MARKET FUND
                             (INSTITUTIONAL SHARES)

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                         LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of Institutional Shares of the Firstar U.S. Treasury Money Market Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Funds ("FAF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities attributable to the Institutional Shares of the Firstar U.S. Treasury Money Market Fund to the FAF Treasury Obligations Fund in exchange for Class S Shares of the FAF Treasury Obligations Fund of equal value; and (b) the distribution of the Class S Shares of the FAF Treasury Obligations Fund to the shareholders of the Institutional Shares of the Firstar U.S. Treasury Money Market Fund in liquidation of the Institutional Shares of the Firstar U.S. Treasury Money Market Fund.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                 [ ]FOR            [ ]AGAINST        [ ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.



----------------------------------      --------------------------------------
SIGNATURE                     DATE      SIGNATURE (JOINT OWNER)           DATE